UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Steven I. Koszalka

The Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®

Limited Term Tax-Exempt Bond Fund of America®

The Tax-Exempt Bond Fund of America®

American High-Income Municipal Bond Fund®

The Tax-Exempt Fund of California®

American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months
ended January 31, 2018

Invest in
municipal bonds
for tax-advantaged
income.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2017 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2017.

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–1.04%	0.16%	0.88%	0.59%
Limited Term Tax-Exempt Bond Fund of America	0.19	0.90	2.71	0.59

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.56	2.32	3.93	0.53
American High-Income Municipal Bond Fund	4.41	4.05	4.80	0.67
The Tax-Exempt Fund of California	1.98	2.64	4.32	0.60
American Funds Tax-Exempt Fund of New York	1.32	1.85	3.40	0.73 †

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.
†	The net expense ratio for American Funds Tax-Exempt Fund of New York is 0.69% as of the prospectus dated October 1, 2017.

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least October 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents
1	Letter to investors
11	Investment portfolios
48	Financial statements
56	Notes to financial statements
70	Financial highlights

Fellow investors:

This report covers the results of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York for the six months ended January 31, 2018.

The municipal bond market experienced swings in volatility during the first half of the funds’ fiscal year, as investors contended with clear signs that the global economy was heating up. The market was also pressured by a surprisingly high level of issuance, particularly in December as issuers rushed to close deals due to uncertainty around proposed tax-exempt financing provisions in the new tax law. Against this backdrop, total returns ranged from 2.20% for American High-Income Municipal Bond Fund to –0.25% for American Funds Short-Term Tax-Exempt Bond Fund. (See pages 4 through 10 for fund specific results and information.)

Economic and market overview The municipal bond market rallied along with the broader fixed income markets during the initial weeks of the fiscal year as mounting international tensions drove demand for perceived safe haven assets. In August, the yield on the benchmark 10-year U.S. Treasury note fell to 2.12%, its lowest level of the year, after North Korea fired a ballistic missile over Japan. Municipal bonds rose with the broader fixed income market.

By September, however, the broader tax-exempt market switched course amid investor optimism over improving economic growth and an announcement by the Federal Reserve that it would begin normalizing its balance sheet in October. Chair Janet Yellen also indicated that the Fed was likely to continue its rate hikes. For the remainder of the period, municipal bond market returns vacillated as investors focused much of their attention on the strengthening economy and tax reform implications.

The municipal market rallied briefly in December, fueled by stipulations in the tax legislation impacting tax-exempt bonds. One provision eliminated the tax-exempt status for advance refunding bonds, which local governments utilize to reduce their interest rate expenses. As a result, after months of relatively modest volume, municipal bond issuance set a new single-month record in December. The $62.5 billion in offerings eclipsed the old record of $54.7 billion set in December 1985 just prior to the last comprehensive tax overhaul.

Despite the flood of issuance, the municipal bond market posted solid gains at the end of December. Those gains were reversed in the closing weeks of the period, however, as economic data in the U.S., Europe and Japan showed a clear global acceleration trend.

The U.S. economy grew at an annualized rate of 3.2% in the third quarter of 2017, significantly greater than the 2.2% per-year average since the 2008–2009 financial crisis. However, inflation remained muted despite expectations that the new tax legislation and President Donald Trump’s plans to reduce regulations and increase infrastructure spending would push rates higher. Core inflation, excluding volatile food and energy prices, stayed below 2% for the period amid tepid wage growth and lackluster productivity gains. Meanwhile, the U.S. unemployment rate stood at 4.1% in December, a 17-year low.

American Funds Tax-Exempt Funds	1

In general, municipal bonds of lower credit quality recorded the strongest gains of the period, while the broader investment-grade municipal market was modestly negative. Longer term bonds tended to outpace those with shorter maturities. Given the quickening growth of the U.S. economy and the likelihood of rising interest rates going forward, most of the funds covered in this report entered the period with a conservative approach, maintaining a relatively short duration position. This helped mitigate the impact of the bouts of heightened volatility throughout the first half of the fiscal year. Select investments in credit and curve positioning when fund managers believed they had identified value unrecognized by the market also helped the funds outpace their primary benchmarks.

Looking ahead

Municipal bonds rallied substantially in 2017. Given the momentum in the global economy, the probability that rates will continue to climb and the relatively high valuations across the municipal market, we expect more muted returns going forward. Therefore, we maintain our relatively cautious approach, focusing on minimizing risk in part by maintaining relatively neutral duration positioning.

That being said, we believe that in the current low-yield environment we may continue to uncover potentially compelling investment opportunities, given our focus on revenue bond issuers in sectors such as transportation, public power, housing and education, which are not directly affected by the long-term liability issues facing state and local governments.

What’s more, we do not expect the new tax law to have a significant negative impact on the municipal bond market. The after-tax income potential of municipals remains appealing even after factoring in a lower effective top individual income tax rate. Reforms have reduced state and local tax deductions for many taxpayers. And while the new limits on deductions may leave some individuals feeling squeezed, it could potentially be favorable for municipal bonds issued in states with high income taxes like California and New York.

We appreciate the trust you have placed in us and look forward to reporting back to you at the close of the fiscal year.

Sincerely,

Neil L. Langberg

President, American Funds Short-Term
Tax-Exempt Bond Fund, Limited Term
Tax-Exempt Bond Fund of America,
The Tax-Exempt Bond Fund of America
and The Tax-Exempt Fund of California

Jerry H. Solomon

President, American Funds Tax-Exempt
Fund of New York

Karl J. Zeile

President, American High-Income
Municipal Bond Fund

March 19, 2018

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 28, 2018. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 40.8% tax rate.1

Class A shares	SEC 30-day yield		Equivalent taxable yield		12-month distribution rate
Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	1.35%		2.28%		1.23%
Limited Term Tax-Exempt Bond Fund of America	1.54		2.60		1.99

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	2.12		3.58		2.95
American High-Income Municipal Bond Fund	2.91		4.92		3.62
The Tax-Exempt Fund of California	1.66		3.62	[2]	2.88
American Funds Tax-Exempt Fund of New York	1.92	[3]	3.81	[4]	2.46

[1]	Based on 2018 federal tax rates. For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 54.10% federal and California state tax bracket.
[3]	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 2.02% with the fund’s reimbursement.
[4]	For investors in the 49.62% federal and New York state tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund registered a total return of –0.25% for the first half of its fiscal year. This was slightly better than the –0.44% decline posted by the Bloomberg Barclays Municipal Short 1–5 Years Index, a market value-weighted index that includes investment-grade tax-exempt bonds (rated BBB/Baa and above) with maturities of one to five years. The fund trailed the –0.07% return of the Lipper Short Municipal Debt Funds Average, a peer group measure.

For the period the fund paid monthly dividends totaling 6 cents a share. This amounts to a federally tax-exempt income return of 0.64% for investors who reinvested dividends. This is equivalent to a taxable income return of 1.08% for investors in the 40.8%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

In an environment that saw the market swing back and forth from gains to losses, the fund’s managers continued to seek relative stability. They maintained a focus on high-quality issues of shorter duration (the fund holds no BBB-rated bonds), but sought to participate in what they believed were attractive investment opportunities when market volatility rose. Returns for municipals were on the whole flat or modestly negative, but local government general obligation bonds and revenue bonds backing toll roads helped offset detractors. At the close of the period more than 80% of the fund’s assets were invested in revenue bonds.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.21% tax-exempt distribution rate3 as of January 31, 2018.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 1.21% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,525	$0 –	19,050	10.0%		1.34%
9,526 –	38,700	19,051 –	77,400	12.0		1.38
38,701 –	82,500	77,401 –	165,000	22.0		1.55
82,501 –	157,500	165,001 –	250,000	24.0		1.59
–		250,001 –	315,000	27.8	[1]	1.68
157,501 –	200,000	–		32.0		1.78
–		315,001 –	400,000	35.8	[1]	1.88
200,001 –	500,000	400,001 –	600,000	38.8	[1]	1.98
Over 500,000		Over 600,000		40.8	[1]	2.04

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2018 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

The fund recorded a decline of –0.21% for the six months ended January 31, a result that exceeded the –0.77% total return of the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index, a market value-weighted index that includes investment-grade tax-exempt bonds (rated BBB/Baa and above) with maturities of one to 10 years. By way of comparison, the fund also outpaced the –0.66% total return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling about 16 cents a share for the period. Those individuals who reinvested dividends received a federally tax-exempt income return of 1.00%. This is equivalent to a taxable income return of 1.69% for investors in the 40.8%1 maximum federal tax bracket.

The fund’s managers focus primarily on investment-grade bonds. Given the expectation that rates will rise modestly going forward, the portfolio had been positioned fairly conservatively at the start of the fiscal year, which helped mitigate the impact of rising volatility during the six months.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.99% tax-exempt distribution rate3 as of January 31, 2018.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 1.99% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,525	$0 –	19,050	10.0%		2.21%
9,526 –	38,700	19,051 –	77,400	12.0		2.26
38,701 –	82,500	77,401 –	165,000	22.0		2.55
82,501 –	157,500	165,001 –	250,000	24.0		2.62
–		250,001 –	315,000	27.8	[1]	2.76
157,501 –	200,000	–		32.0		2.93
–		315,001 –	400,000	35.8	[1]	3.10
200,001 –	500,000	400,001 –	600,000	38.8	[1]	3.25
Over 500,000		Over 600,000		40.8	[1]	3.36

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2018 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	5

The Tax-Exempt Bond Fund of America

The fund generated a 0.66% total return during the six-month period ended January 31, outpacing the –0.19% decline of the Bloomberg Barclays Municipal Bond Index, a market value-weighted index designed to represent the long-term investment-grade (bonds rated BBB/Baa and above) tax-exempt bond market. The fund’s result also bested the 0.36% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure.

During the first half of its fiscal year, the fund paid monthly dividends totaling almost 20 cents a share, amounting to a federally tax-exempt income return of 1.52% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.57% for investors in the 40.8%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund was positioned relatively conservatively at the start of the fiscal year, as the fund’s managers were focused on minimizing risk in an uncertain environment. This approach proved to be beneficial, as the fund generated a positive return as the market modestly declined. At the close of the period about 93% of the portfolio consisted of revenue bonds. Among the largest concentrations were holdings backing hospital facilities and water and sewer initiatives.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.96% tax-exempt distribution rate3 as of January 31, 2018.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 2.96% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,525	$0 –	19,050	10.0%		3.29%
9,526 –	38,700	19,051 –	77,400	12.0		3.36
38,701 –	82,500	77,401 –	165,000	22.0		3.79
82,501 –	157,500	165,001 –	250,000	24.0		3.89
–		250,001 –	315,000	27.8	[1]	4.10
157,501 –	200,000	–		32.0		4.35
–		315,001 –	400,000	35.8	[1]	4.61
200,001 –	500,000	400,001 –	600,000	38.8	[1]	4.84
Over 500,000		Over 600,000		40.8	[1]	5.00

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2018 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

The fund produced a total return of 2.20% for the first half of its fiscal year, surpassing both the Bloomberg Barclays High Yield Municipal Bond Index (a market value-weighted index composed of municipal bonds rated below BBB/Baa), and the Lipper High Yield Municipal Debt Funds Average (a peer group measure), which returned 1.72% and 1.56%, respectively. The fund also exceeded the –0.19% return of the Bloomberg Barclays Municipal Bond Index, a measure of the investment-grade municipal market.

For the six months, the fund paid monthly dividends totaling about 30 cents a share, amounting to a federally tax-exempt income return of 1.89% for investors who reinvested dividends. This is equivalent to a taxable income return of 3.19% for investors in the 40.8%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

Over a period that saw high-yield municipal bonds outpace the broader tax-exempt market, the fund’s return was particularly solid. Holdings of bonds backing hospitals and senior living facilities posted some of the strongest returns.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.60% tax-exempt distribution rate3 as of January 31, 2018.

If your taxable income is …				... then your federal		The fund’s tax-exempt distribution rate of 3.60% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...
$0 –	9,525	$0 –	19,050	10.0%		4.00%
9,526 –	38,700	19,051 –	77,400	12.0		4.09
38,701 –	82,500	77,401 –	165,000	22.0		4.62
82,501 –	157,500	165,001 –	250,000	24.0		4.74
–		250,001 –	315,000	27.8	[1]	4.99
157,501 –	200,000	–		32.0		5.29
–		315,001 –	400,000	35.8	[1]	5.61
200,001 –	500,000	400,001 –	600,000	38.8	[1]	5.88
Over 500,000		Over 600,000		40.8	[1]	6.08

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 40.8% marginal tax rate on their investment income.
[2]	Based on 2018 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Fund of California

The fund posted a total return of 0.78% for the six months ended January 31. This result bested the 0.28% total return of the Lipper California Municipal Debt Funds Average, a peer group measure. The fund also outpaced the –0.18% decline of the Bloomberg Barclays California Municipal Index, a market value-weighted index that includes only investment-grade tax-exempt bonds (rated BBB/Baa and above) of issuers within the state of California.

For the period, the fund paid monthly dividends totaling almost 26 cents a share. Those investors who reinvested dividends received an income return of 1.48%. This is equivalent to a taxable income return of 3.22% for investors in the 54.1%1 effective combined federal and California tax bracket.

The California economy remains strong, growing at a 2.5% annual rate in 2017, outpacing the national growth rate of 2.4%. With tax reform reducing the state and local tax deduction for some California taxpayers, municipal bonds may have increased appeal for residents in higher income tax brackets.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated 2018 taxable income below to determine your combined federal and California tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.87% tax-exempt distribution rate3 at January 31, 2018.

If your taxable income is …				... then your combined federal and California		The fund’s tax-exempt distribution rate of 2.87% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of ...
$0 –	8,223	$0 –	16,446	11.00%		3.22%
8,224 –	9,525	16,447 –	19,050	12.00		3.26
9,526 –	19,495	19,051 –	38,990	14.00		3.34
19,496 –	30,769	38,991 –	61,538	16.00		3.42
30,770 –	38,700	61,539 –	77,400	18.00		3.50
38,701 –	42,711	77,401 –	85,422	28.00		3.99
42,712 –	53,980	85,423 –	107,960	30.00		4.10
53,981 –	82,500	107,961 –	165,000	31.30		4.18
82,501 –	157,500	165,001 –	250,000	33.30		4.30
–		250,001 –	315,000	37.10	[1]	4.56
157,501 –	200,000	–		41.30		4.89
–		315,001 –	400,000	45.10	[1]	5.23
200,001 –	275,738	400,001 –	551,476	48.10	[1]	5.53
275,739 –	330,884	551,477 –	600,000	49.10	[1]	5.64
330,885 –	500,000	–		50.10	[1]	5.75
–		600,001 –	661,768	51.10	[1]	5.87
500,001 –	551,473	661,769 –	1,000,000	52.10	[1]	5.99
551,474 –	1,000,000	1,000,001 –	1,102,946	53.10	[1]	6.12
Over 1,000,000		Over 1,102,946		54.10	[1]	6.25

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 54.10% marginal tax rate on their investment income.
[2]	Based on 2018 federal and 2017 California state tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

The fund recorded a total return of 0.13% for the first half of its fiscal year, outpacing the Bloomberg Barclays New York Municipal Index, a market value-weighted index that includes only investment-grade tax-exempt bonds (rated BBB/Baa and above) of issuers within the state of New York, which fell –0.43%. The Lipper New York Municipal Debt Funds Average, a peer group measure, also lagged, posting a –0.34% total return.

The fund paid monthly dividends totaling about 13 cents a share for the six months. This represents an income return of 1.25% for those who reinvested dividends. For investors in the 49.62%1 combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 2.48%.

Revenue bonds supporting senior living facilities and airport-related credits were beneficial to the fund’s return.

The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated 2018 taxable income below to determine your combined federal and New York state tax rate,2,3 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.43% tax-exempt distribution rate4 at January 31, 2018.

If your taxable income is …				... then your combined federal and New York		The fund’s tax-exempt distribution rate of 2.43% is
Single		Joint		state tax rate is …		equivalent to a taxable rate of ...
$0 –	8,500	$0 –	17,150	14.00%		2.83%
8,501 –	9,525	17,151 –	19,050	14.50		2.84
9,526 –	11,700	19,051 –	23,600	16.50		2.91
11,701 –	13,900	23,601 –	27,900	17.25		2.94
13,901 –	21,400	27,901 –	43,000	17.90		2.96
21,401 –	38,700	43,001 –	77,400	18.45		2.98
38,701 –	80,650	77,401 –	161,550	28.45		3.40
80,651 –	82,500	161,551 –	165,000	28.65		3.41
82,501 –	157,500	165,001 –	250,000	30.65		3.50
–		250,001 –	315,000	34.45	[1]	3.71
157,501 –	200,000	–		38.65		3.96
–		315,001 –	323,200	42.45	[1]	4.22
–		323,201 –	400,000	42.65	[1]	4.24
200,001 –	215,400	–		45.45	[1]	4.45
215,401 –	500,000	400,001 –	600,000	45.65	[1]	4.47
500,001 –	1,077,550	600,001 –	2,155,350	47.65	[1]	4.64
Over 1,077,550		Over 2,155,350		49.62	[1]	4.82

[1]	For the year 2018, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 49.62% marginal tax rate on their investment income.
[2]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[3]	Based on 2018 federal and 2017 New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by New York residents may be lower than those shown due to the availability of income tax deductions.
[4]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2018. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	9

Results at a glance

For periods ended January 31, 2018, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*
American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	1.14%	0.62%	—	1.21%
Bloomberg Barclays Municipal Short 1–5 Years Index	1.07	1.05	—	1.66
Lipper Short Municipal Debt Funds Average	1.02	0.54	—	1.12

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	1.91	1.28	2.76%	3.87
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index	1.83	1.65	3.03	4.10
Lipper Short-Intermediate Municipal Debt Funds Average	1.11	0.93	2.19	3.38

The Tax-Exempt Bond Fund of America (Class A shares)	4.07	2.77	4.08	6.42
Bloomberg Barclays Municipal Bond Index	3.52	2.69	4.20	—	†
Lipper General & Insured Municipal Debt Funds Average	3.88	2.46	3.84	6.20

American High-Income Municipal Bond Fund (Class A shares)	7.01	4.45	4.99	5.56
Bloomberg Barclays Municipal Bond Index	3.52	2.69	4.20	5.30
Bloomberg Barclays High Yield Municipal Bond Index	7.16	3.92	5.04	—	†
Lipper High Yield Municipal Debt Funds Average	6.30	3.74	4.26	5.02

The Tax-Exempt Fund of California (Class A shares)	4.39	3.06	4.49	5.50
Bloomberg Barclays California Municipal Index	3.55	3.01	4.49	—	†
Lipper California Municipal Debt Funds Average	4.26	3.03	4.22	5.50

American Funds Tax-Exempt Fund of New York (Class A shares)	3.41	2.30	—	3.75
Bloomberg Barclays New York Municipal Index	3.22	2.71	—	3.56
Lipper New York Municipal Debt Funds Average	3.11	2.20	—	3.25

*	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
†	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at americanfunds.com.

10	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited
Summary investment portfolio January 31, 2018

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 94.93%	Principal amount (000)	Value (000)
Alabama 2.00%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$7,500	$7,934
Other securities		11,714
		19,648

California 9.54%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)[1]	6,600	6,713
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2047 (put 2019)[1]	3,000	3,013
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)[1]	1,250	1,271
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.76% 2034 (put 2020)[1]	2,000	2,009
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.736% 2045 (put 2021)[1]	500	503
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-E, 1.375% 2053 (put 2020)	5,000	4,959
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2008-F, 1.75% 2026 (put 2022)	6,070	5,980
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	3,700	3,991
Other securities		65,102
		93,541

Connecticut 1.99%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	1,410	1,409
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	725	767
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	1,195	1,251
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,980	2,108
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	700	747
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	440	445
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	1,995	2,073
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	2,755	2,854

American Funds Tax-Exempt Funds	11

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	$1,705	$1,775
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	1,215	1,293
Other securities		4,811
		19,533

Florida 3.32%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	7,792
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2015-D, 5.00% 2020	5,500	5,926
Other securities		18,844
		32,562

Georgia 1.65%
County of Floyd, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	3,983
Other securities		12,211
		16,194

Illinois 10.47%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	6,300	6,747
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	3,000	3,193
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,401
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	6,250	6,249
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.16% 2050 (put 2025)[1]	5,525	5,484
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	3,620	4,067
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2023	5,000	5,686
Other securities		60,809
		102,636

Indiana 1.91%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 1.75% 2031 (put 2015)	500	500
Health and Educational Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,500	1,539
Hobart Building Corp. (Lake County), First Mortgage Bonds, Series 2006, National insured, 6.50% 2029 (preref. 2020)	6,000	6,552
Other securities		10,101
		18,692

Kentucky 0.52%
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 112), Series 2016-B, 5.00% 2022	4,500	5,063

Maine 0.67%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,140	4,294
Other securities		2,286
		6,580

Maryland 2.61%
County of Montgomery, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-C, 5.00% 2020	7,000	7,620
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2017-B, 5.00% 2021	4,500	4,964
Other securities		13,017
		25,601

12	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Massachusetts 2.71%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	$985	$1,019
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	620	642
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,090	1,142
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	835	881
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	880	920
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	270	275
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	310	313
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,025	1,035
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	665	691
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,720	3,904
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	850	906
Other securities		14,792
		26,520

Michigan 3.27%
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,500
Other securities		30,552
		32,052

Minnesota 1.30%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	355	363
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	525	536
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	605	612
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	905	945
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	7,075	7,424
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	730	767
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	765	796
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	225	238
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	1,000	1,072
		12,753

Nebraska 1.42%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	6,700	7,075
Other securities		6,828
		13,903

Nevada 1.53%
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,500	5,495
Other securities		9,491
		14,986

New Jersey 2.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,145
Other securities		15,501
		19,646

New Mexico 0.95%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company
Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	2,000	1,998
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,250	2,248
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2011, 1.875% 2029 (put 2020)	2,000	1,998
Other securities		3,056
		9,300

American Funds Tax-Exempt Funds	13

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 9.41%
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2023	$3,500	$4,049
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2023	5,000	5,733
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	783
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,178
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.61% 2044 (put 2022)[1]	4,000	3,995
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)[1]	6,250	6,257
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.759% 2032 (put 2021)[1]	4,000	4,030
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,530	1,591
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	2,510	2,588
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,780	2,969
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	920	963
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	595	623
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	2,450	2,565
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,910	1,983
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 2025[1]	8,000	8,000
New York City G.O. Bonds, Series 2012-I, 5.00% 2018	1,000	1,018
New York City G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,623
New York City G.O. Bonds, Series 2014-A-6, (SIFMA Municipal Swap Index + 0.50%) 1.66% 2031[1]	2,500	2,500
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,226
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	4,905
Other securities		28,648
		92,227

North Dakota 1.08%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	4,320	4,577
Other securities		6,054
		10,631

Ohio 1.84%
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,502
Other securities		15,546
		18,048

Pennsylvania 4.15%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.20% 2045 (put 2018)[1]	1,310	1,310
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 4.00% 2018	5,030	5,131
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	1,415	1,464
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	5,830	6,011
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	750	773
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	850	882
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,030	3,210
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	1,610	1,718
Other securities		20,153
		40,652

14	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
South Carolina 1.10%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2022	$3,395	$3,843
Other securities		6,948
		10,791

Tennessee 1.57%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	610	634
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	430	443
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,030	1,076
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	500	519
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	990	1,007
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	995	1,032
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,460	1,506
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,145	1,202
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	860	897
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	405	433
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	855	894
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	1,455	1,552
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	2,570	2,749
Other securities		1,492
		15,436

Texas 10.15%
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 3.00% 2032 (put 2019)	5,000	5,100
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-2, 2.50% 2036 (put 2019)	4,000	4,050
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2020	6,000	6,398
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.80%) 1.96% 2050 (put 2019)[1]	4,095	4,101
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	2,380	2,382
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	6,000	6,190
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,000
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.25% 2024 (preref. 2019)	1,100	1,142
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	1,625	1,629
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	9,000	9,090
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 2.00% 2033 (put 2021)	3,040	3,047
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, (SIFMA Municipal Swap Index + 0.38%) 1.54% 2041 (put 2018)[1]	6,500	6,502
Other securities		47,927
		99,558

Washington 3.16%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	5,000	4,990
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	5,000	5,556
Other securities		20,385
		30,931

Wisconsin 3.28%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,030
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	4,500	4,817
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	2,150	2,137
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	7,000	7,520

American Funds Tax-Exempt Funds	15

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	$2,995	$3,135
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	5,895	6,112
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-C, 4.00% 2048	1,200	1,282
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,499
Other securities		4,666
		32,198

Other states & U.S. territories 11.33%
Other securities		111,197

Total bonds, notes & other debt instruments (cost: $934,478,000)		930,879

Short-term securities 3.98%
State of New York, New York City G.O. Bonds, Series 2008-J-5, 0.97% 2028[1]	1,000	1,000
State of New York, New York City G.O. Bonds, Series 2008-L-3, 0.97% 2036[1]	1,315	1,315
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds (Anticipation Notes), Series 2017-A-3, 2.00% 2/15/2018	1,000	1,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds (Anticipation Notes), Series 2017-A-6, 2.00% 2/15/2018	3,000	3,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	22,000	22,339
Other securities		10,380

Total short-term securities (cost: $39,084,000)		39,034
Total investment securities 98.91% (cost: $973,562,000)		969,913
Other assets less liabilities 1.09%		10,712

Net assets 100.00%		$980,625

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,890,000, which represented .70% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

16	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 93.91%	Principal amount (000)	Value (000)
Alabama 1.22%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$14,500	$15,338
Other securities		34,075
		49,413
California 9.71%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)[1]	20,500	20,850
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2047 (put 2023)[1]	3,500	3,560
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2047 (put 2019)[1]	1,000	1,004
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.26% 2045 (put 2024)[1]	2,500	2,573
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.76% 2034 (put 2020)[1]	2,500	2,511
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2034 (put 2021)[1]	10,480	10,575
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.736% 2045 (put 2021)[1]	3,000	3,021
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.855% 2027[1]	11,870	11,489
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	15,425	16,638
Other securities		320,134
		392,355

Florida 5.91%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	11,459
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2015-D, 5.00% 2020	14,750	15,892
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	11,900	12,737
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,810
Other securities		186,182
		239,080

American Funds Tax-Exempt Funds	17

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia 2.69%
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	$15,000	$16,235
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019 (preref. 2018)	11,840	12,051
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	11,490	12,420
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,187
Other securities		56,900
		108,793

Illinois 11.81%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	12,837
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	2,875
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,204
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,390
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	4,000	4,723
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2029	1,500	1,799
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,771
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	10,848
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,646
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 4.00% 2020	8,000	8,317
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,061
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,329
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,728
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,439
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.16% 2050 (put 2025)[1]	11,625	11,539
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, 5.00% 2023	4,500	5,070
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, 5.00% 2024	5,000	5,709
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, 5.00% 2025	5,000	5,767
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	6,500	6,781
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,525	7,007
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,000	1,105
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	12,925	14,513
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2027	10,000	11,809
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2028	10,000	11,719
Other securities		307,331
		477,317

Maryland 1.57%
County of Montgomery, G.O. Consolidated Public Improvement Bonds, Series 2017-A, 5.00% 2022	13,500	15,470
Other securities		47,856
		63,326

Michigan 3.97%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	19,380	20,139
Other securities		140,376
		160,515

18	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Nebraska 1.03%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	$11,135	$11,759
Other securities		29,942
		41,701

Nevada 2.00%
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2020	12,320	13,299
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	18,150	18,133
Other securities		49,392
		80,824

New York 7.84%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2023	16,000	18,346
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,027
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	1,880	1,941
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,540
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,854
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.61% 2044 (put 2022)[1]	7,750	7,740
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,658
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)[1]	12,250	12,263
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.759% 2032 (put 2021)[1]	1,400	1,411
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,137
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	7,624
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,514
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 2025[1]	8,825	8,825
New York City G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,514
New York City G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,731
New York City G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,162
New York City G.O. Bonds, Series 2017-A, 5.00% 2026	5,000	5,981
New York City G.O. Bonds, Series 2017-C, 5.00% 2026	3,500	4,187
New York City G.O. Bonds, Series 2017-C, 5.00% 2027	5,000	6,002
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	4,300	5,138
New York City G.O. Bonds, Series 2012-I, 5.00% 2020	5,000	5,409
Other securities		201,953
		316,957

Pennsylvania 5.74%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 1.55% 2044 (put 2018)	13,500	13,500
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	10,460	10,887
Other securities		207,716
		232,103

South Dakota 0.39%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	10,675	11,137
Other securities		4,441
		15,578

American Funds Tax-Exempt Funds	19

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 8.08%
County of Brazoria, Brazos River Harbor Navigation Dist., Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	$13,040	$13,487
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), (1-month USD-LIBOR x 0.70 + 0.80%) 1.895% 2045 (put 2020)[1]	13,000	13,005
County of Harris, Toll Road Rev. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2021 (put 2018)[1]	13,500	13,505
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	16,000	16,508
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	16,000	16,161
Other securities		254,121
		326,787

Virginia 0.50%
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	11,500	11,555
Other securities		8,623
		20,178

Washington 3.15%
Various Purpose G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,627
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2027	7,000	8,440
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	5,984
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2022	19,000	21,606
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2035 (put 2021)[1]	15,100	15,032
Other securities		70,600
		127,289

Wisconsin 2.19%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	11,037
Transportation Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	10,450	11,848
Other securities		65,666
		88,551

Other states & U.S. territories 26.11%
Other securities		1,054,648

Total bonds, notes & other debt instruments (cost: $3,768,914,000)		3,795,415

Short-term securities 6.19%
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 1.10% 2/6/2018	5,000	5,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 1.10% 2/7/2018	7,325	7,325
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2009-E-1, JPMorgan Chase LOC, 0.08% 2043[1]	15,745	15,745
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.94% 2022[1]	1,000	1,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.98% 2019[1]	6,930	6,930
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2017-B, 2.00% 5/21/2018	10,000	10,021
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2017-C, 2.00% 6/25/2018	2,000	2,006
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.99% 2035[1]	7,500	7,500
State of Missouri, Health and Educational Facs. Auth., Medical Research Facs. Rev. Bonds (Stowers Institute for Medical Research), Tender Option Bond Trust, Series DBE-7001, 1.61% 2045[1,2]	18,000	18,000
State of Missouri, Health and Educational Facs. Auth., Medical Research Facs. Rev. Bonds (Stowers Institute for Medical Research), Tender Option Bond Trust, Series DBE-7003, 1.61% 2045[1,2]	15,000	15,000

20	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1 4.00% 2019	$8,500	$8,811
State of New York, New York City G.O. Bonds, Fiscal 2012, Series 2011-A-3, 0.99% 2035[1]	3,550	3,550
State of New York, New York City G.O. Bonds, Series 2008-J-5, 0.97% 2028[1]	11,515	11,515
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.97% 2041[1]	16,000	16,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2003-C-5, 0.97% 2031[1]	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 1.00% 2045[1]	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 1.00% 2045[1]	6,000	6,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2017-A, 5.00% 9/28/2018	12,000	12,286
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.94% 2024[1]	5,000	5,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 2.50% 6/29/2018	10,000	10,049
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 3.00% 6/29/2018	5,000	5,034
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 0.95% 2024[1]	5,000	5,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	28,000	28,432
Other securities		44,071

Total short-term securities (cost: $250,392,000)		250,275
Total investment securities 100.10% (cost: $4,019,306,000)		4,045,690
Other assets less liabilities (0.10)%		(3,974)

Net assets 100.00%		$4,041,716

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $54,467,000, which represented 1.35% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	21

The Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2018

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 88.41%	Principal amount (000)	Value (000)
Alabama 1.42%
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043	$26,200	$29,853
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	40,000	42,312
Other securities		183,786
		255,951

California 8.26%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.26% 2045 (put 2024)[1]	30,850	31,751
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	28,227
Other securities		1,424,643
		1,484,621

Colorado 1.96%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	29,815	31,794
Other securities		320,520
		352,314

Delaware 0.18%
Transportation Auth., Rev. Bonds (U.S. 301 Project), 5.00% 2055	25,455	28,356
Other securities		3,259
		31,615

District of Columbia 1.47%
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 2052	24,900	28,477
Other securities		235,464
		263,941

Florida 6.52%
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	30,586
Other securities		1,140,323
		1,170,909

Georgia 2.49%
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	42,500	46,000
Other securities		401,302
		447,302

22	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Illinois 12.60%
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	$27,500	$30,630
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	33,585	36,010
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	28,935	31,415
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	26,575	29,039
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	32,250	35,436
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,481
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,131
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,385
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,989
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,119
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,456
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	38,353
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,827
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,391
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,260
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,692
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	9,500	10,680
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	5,000	5,727
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,482
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,275
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,156
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	16,980	19,192
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2038	4,000	4,589
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2039	3,000	3,439
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2042	21,955	25,068
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,284
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,654
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,644
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,247
Other securities		1,926,916
		2,263,967

Kansas 0.50%
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	44,550	50,003
Other securities		40,046
		90,049

Kentucky 0.77%
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	34,400	37,371
Other securities		101,806
		139,177

Louisiana 1.67%
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2046	25,895	28,455
Other securities		271,638
		300,093

Michigan 3.10%
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	32,600	35,388
Other securities		522,427
		557,815

Nebraska 0.61%
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2042	36,000	41,856
Other securities		68,501
		110,357

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 6.71%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	$5,000	$5,626
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	1,450	1,497
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036 (preref. 2021)	6,000	6,739
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,534
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.61% 2044 (put 2022)[1]	7,500	7,491
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	9,012
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,419
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)[1]	13,000	13,014
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	6,917
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2032	1,500	1,752
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.759% 2032 (put 2021)[1]	2,000	2,015
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	3,405	3,797
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023 (preref. 2021)	1,595	1,792
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,141
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,899
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,484
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,260
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,514
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2027	1,500	1,122
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	1,500	1,041
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	5,000	3,059
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2030	1,000	1,175
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	8,810	10,200
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2024	4,330	5,069
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	2,500	2,645
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2035	5,000	5,258
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2036	3,000	3,147
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	10,000	11,909
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	5,500	6,624
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	6,000	7,184
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2030	1,000	1,190
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2031	1,000	1,186
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2033	1,000	1,178
New York City G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2030	740	870

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New York City G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2037	$2,000	$2,306
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2032	1,500	1,760
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2034	1,000	1,166
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2037	2,500	2,896
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2038	1,500	1,734
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	1,500	1,730
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2026	1,500	1,794
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2029	4,800	5,771
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2030	8,075	9,661
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2031	3,620	4,317
New York City G.O. Bonds, Fiscal 2018, Series B-1, 5.00% 2035	2,950	3,461
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 2025[1]	2,350	2,350
New York City G.O. Bonds, Series 2013-F-1, 5.00% 2037	3,000	3,363
New York City G.O. Bonds, Series 2013-H, 5.00% 2023	2,475	2,856
New York City G.O. Bonds, Series 2013-J, 5.00% 2023	500	577
New York City G.O. Bonds, Series 2014-A, 5.00% 2024	5,500	6,446
New York City G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	2,884
New York City G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,314
New York City G.O. Bonds, Series 2015-A, 5.00% 2026	8,000	9,462
New York City G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,162
New York City G.O. Bonds, Series 2015-C, 5.00% 2030	10,000	11,582
New York City G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	4,039
New York City G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,152
New York City G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	2,965
New York City G.O. Bonds, Series 2017-A, 5.00% 2026	10,500	12,561
New York City G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,810
New York City G.O. Bonds, Series 2017-A, 5.00% 2028	1,000	1,205
New York City G.O. Bonds, Series 2017-C, 5.00% 2026	5,000	5,981
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	2,200	2,629
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series D, 5.00% 2024	1,000	1,094
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series E-1, 5.00% 2037	2,000	2,207
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series F-1, 5.00% 2039	1,000	1,109
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series F-1, 5.00% 2028	1,500	1,700
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series F-1, 5.00% 2036	1,000	1,124
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2035	1,000	1,154
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2040	14,170	16,226
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2031	3,750	4,418
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series B-1, 5.00% 2033	10,000	11,751
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series B-1, 5.00% 2045	2,500	2,886
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	500	570
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	7,250	8,581
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	2,500	2,873
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2039	1,750	2,023
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2042	10,500	12,111
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A-1, 5.00% 2037	2,500	2,871
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2034	8,000	9,354

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2036	$4,000	$4,665
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	2,000	2,330
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2031	5,000	5,822
New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Series 2017-A-2, 5.00% 2035	10,000	11,687
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,600
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	35,250	41,596
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	31,500	37,141
Other securities		712,525
		1,206,112

Ohio 2.45%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	43,995	42,740
Other securities		397,488
		440,228

Pennsylvania 3.84%
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	26,650	29,907
Other securities		660,199
		690,106

Texas 8.30%
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,527
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,555
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,843
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,518
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021 (preref. 2018)	1,125	1,132
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	6,375	6,414
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	625	629
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,000	17,130
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, (SIFMA Municipal Swap Index + 0.38%) 1.54% 2041 (put 2018)[1]	1,500	1,501
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016, 5.00% 2043	10,020	11,540
Water Dev. Board, State Water Implementation Rev. Bonds, Series 2017-A, 5.00% 2042	34,675	40,316
Other securities		1,371,347
		1,491,452

Virginia 2.56%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[2]	41,100	43,654
Other securities		416,172
		459,826

Washington 2.92%
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2035	26,605	31,190
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2035 (put 2021)[1]	49,750	49,527
Other securities		444,855
		525,572

26	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Wisconsin 1.76%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	$52,960	$55,960
Other securities		260,378
		316,338

Other states & U.S. territories 18.32%
Other securities		3,290,469

Total bonds, notes & other debt instruments (cost: $15,550,753,000)		15,888,214

Short-term securities 12.13%
State of Alabama, County of Tuscaloosa, Industrial Dev. Auth., Tax Exempt Gulf Opportunity Zone Bonds (Hunt Refining Project), Series 2011-A, 1.07% 2028[1,2]	31,000	31,000
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, 0.97% 2046[1]	39,980	39,980
State of Arizona, Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2008-F, 1.09% 2029[1]	14,500	14,500
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.91% 2052[1]	4,000	4,000
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 0.90% 2052[1]	25,300	25,300
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.92% 2026[1]	57,000	57,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 1.10% 2/6/2018	8,290	8,290
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 1.10% 2/7/2018	12,000	12,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-S-1, 1.26% 3/8/2018	2,795	2,795
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-S-1, 1.26% 3/13/2018	9,900	9,900
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 0.98% 2044[1]	42,900	42,900
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 0.98% 2044[1]	1,400	1,400
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 0.94% 2024[1]	13,700	13,700
State of Illinois, Toll Highway Auth., Toll Highway Senior Priority Rev. Bonds, Series 2007-A-2d, 1.15% 2030[1]	28,000	28,000
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 1.11% 2039[1]	39,950	39,950
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-7, 1.02% 2033[1]	9,650	9,650
State of Indiana, Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-D-1, 1.13% 2034[1]	49,400	49,400
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.94% 2040[1]	66,140	66,140
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 0.94% 2051[1]	14,818	14,818
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.94% 2022[1]	49,925	49,925
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.94% 2035[1]	112,350	112,350
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.98% 2019[1]	1,910	1,910
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 0.98% 2043[1]	37,000	37,000
State of Maryland, Econ. Dev. Corp., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Project), Series 2008-A, 1.04% 2043[1]	1,700	1,700
State of Maryland, County of Montgomery, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 1.29% 3/13/2018	45,900	45,900

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Maryland, County of Montgomery, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 1.25% 3/14/2018	$3,250	$3,250
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 0.95% 2037[1]	44,000	44,000
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 1.08% 2047[1]	2,400	2,400
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.98% 2042[1]	47,750	47,750
State of Minnesota, City of Rochester, Health Care Facs. Rev. Commercial Paper (Mayo Clinic), Series 2018, 1.31% 2/12/2018	30,000	30,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.99% 2035[1]	6,810	6,810
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.95% 2030[1]	90,725	90,725
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.99% 2030[1]	6,090	6,090
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.99% 2030[1]	14,800	14,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.99% 2030[1]	13,405	13,405
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-D, 1.04% 2030[1]	4,700	4,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.96% 2035[1]	4,780	4,780
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.95% 2035[1]	56,625	56,625
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.99% 2035[1]	33,535	33,535
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.96% 2035[1]	17,300	17,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.96% 2035[1]	1,300	1,300
State of Mississippi, County of Jackson, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.96% 2023[1]	9,000	9,000
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 1.08% 2026[1]	28,510	28,510
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1 4.00% 2019	35,000	36,282
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-2, 1.10% 2050[1]	30,595	30,595
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, 1.10% 2050[1]	6,755	6,755
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2005-F-3, 1.15% 2035[1]	23,350	23,350
State of New York, New York City G.O. Bonds, Fiscal 2012, Series 2011-A-3, 0.99% 2035[1]	13,100	13,100
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2013-D-3, 1.00% 2038[1]	15,850	15,850
State of New York, New York City G.O. Bonds, Series 2006-H-1, 1.00% 2036[1]	20,150	20,150
State of New York, New York City G.O. Bonds, Series 2006-L-5, 0.97% 2035[1]	7,000	7,000
State of New York, New York City G.O. Bonds, Series 2008-J-5, 0.97% 2028[1]	23,630	23,630
State of New York, New York City G.O. Bonds, Series 2012-G-3, 1.10% 2042[1]	5,050	5,050
State of New York, New York City G.O. Bonds, Series 2012-G-4, 1.10% 2042[1]	21,110	21,110
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.97% 2041[1]	36,480	36,480
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-5, 0.98% 2041[1]	17,700	17,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2010-F-5, 1.07% 2035[1]	13,350	13,350
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 1.00% 2045[1]	1,700	1,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.97% 2045[1]	3,250	3,250
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 1.00% 2045[1]	12,335	12,335

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.00% 2022[1]	$2,155	$2,155
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 0.95% 2041[1]	8,000	8,000
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.94% 2024[1]	13,200	13,200
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.94% 2024[1]	5,600	5,600
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 2.00% 6/29/2018	4,500	4,513
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 2.50% 6/29/2018	4,000	4,020
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 3.00% 6/29/2018	28,000	28,193
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 6/29/2018	2,000	2,022
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 0.98% 2038[1]	28,135	28,135
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 0.98% 2051[1]	23,655	23,655
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 0.95% 2024[1]	16,800	16,800
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 0.98% 2040[1]	24,600	24,600
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	177,500	180,237
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-D, 1.06% 2038[1]	12,000	12,000
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-F, 1.04% 2038[1]	28,590	28,590
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.94% 2044[1]	36,950	36,950
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.94% 2044[1]	6,120	6,120
Other securities		332,377

Total short-term securities (cost: $2,179,693,000)		2,179,342
Total investment securities 100.54% (cost: $17,730,446,000)		18,067,556
Other assets less liabilities (0.54)%		(96,422)

Net assets 100.00%		$17,971,134

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[3]	Value at 1/31/2018 (000)	[4]	Unrealized depreciation at 1/31/2018 (000)
30 Year Ultra U.S. Treasury Bond Futures	Short	650	March 2018	$(65,000)		$(105,260)		$(553)
5 Year U.S. Treasury Note Futures	Long	3,350	April 2018	335,000		384,282		(623)
								$(1,176)

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $392,818,000, which represented 2.19% of the net assets of the fund.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

30	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund	unaudited
Summary investment portfolio January 31, 2018

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 96.05%	Principal amount (000)	Value (000)
Arizona 2.40%
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools East Mesa and Cadence Campuses), Series 2017-A, 4.00% 2022[1]	$15,000	$14,755
Other securities		132,208
		146,963

Colorado 4.87%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 2032	8,905	9,662
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2047	14,230	15,563
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,106
Other securities		256,804
		298,135

District of Columbia 1.13%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	243,500	35,833
Other securities		33,593
		69,426

Florida 5.77%
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,128
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	18,801
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,675	13,216
Other securities		308,122
		353,267

Georgia 1.99%
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2017-C, 4.125% 2045	22,550	22,578
Other securities		99,146
		121,724

American Funds Tax-Exempt Funds	31

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 14.84%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	$15,040	$15,607
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018	800	815
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018 (escrowed to maturity)	200	206
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,672
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	6,650	7,620
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	23,560	28,446
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	2,000	2,095
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	5,000	5,136
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	10,000	10,281
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	5,000	5,152
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.25% 2025	1,500	1,512
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2013-A-3, (SIFMA Municipal Swap Index + 0.83%) 1.99% 2036 (put 2018)[2]	3,250	3,242
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[1]	3,500	4,231
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	26,185	31,826
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	1,580	1,585
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,137
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,277
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,585
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2018	585	596
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,137
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,281
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B-1, National insured, 0% 2031	5,060	2,676
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, Capital Appreciation Bonds, National insured, 0% 2025	1,015	727
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, Capital Appreciation Bonds, National insured, 0% 2031	2,170	1,148
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2018	2,135	2,093
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2024	2,070	1,571
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,405	12,512
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	7,580	7,651
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	5,560	6,528
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	21,750	23,320
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), 5.125% 2045	18,750	18,440

32	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	$16,510	$18,141
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,038
G.O. Bonds, Series 2013, 5.00% 2021	860	905
G.O. Bonds, Series 2013, 5.00% 2023	685	731
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,174
G.O. Bonds, Series 2013, 5.50% 2033	3,665	3,890
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,059
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,164
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,123
G.O. Bonds, Series 2014, 5.00% 2039	13,575	14,073
G.O. Bonds, Series 2014, 5.00% 2039	4,100	4,255
G.O. Bonds, Series 2016, 4.00% 2032	7,000	6,777
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,064
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,590
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,053
G.O. Bonds, Series 2016, 5.00% 2041	2,125	2,225
G.O. Bonds, Series 2017, 5.00% 2033	4,000	4,226
G.O. Bonds, Series 2017-A, 5.00% 2018	1,000	1,019
G.O. Bonds, Series 2017-A, 5.00% 2035	1,000	1,060
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,179
G.O. Bonds, Series 2017-C, 5.00% 2029	7,500	8,000
G.O. Bonds, Series 2017-D, 5.00% 2026	10,000	10,708
G.O. Bonds, Series 2017-D, 5.00% 2027	7,000	7,502
G.O. Bonds, Series 2017-D, 5.00% 2028	4,500	4,807
G.O. Ref. Bonds, Series 2012, 5.00% 2025	1,750	1,845
G.O. Ref. Bonds, Series 2016, 5.00% 2030	3,000	3,162
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	406
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,192
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	772
Various Purpose G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,197
Other securities		569,051
		908,607

Massachusetts 2.49%
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	14,253	14,830
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 2021[1]	13,930	14,018
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	25,325	24,733
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	15,000	15,016
Other securities		83,874
		152,471

Michigan 3.04%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A, 6.00% 2048	13,540	13,520
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,368
Other securities		159,453
		186,341

New Jersey 3.82%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.76% 2028[2]	13,500	13,298
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,879
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,853
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	3,750	4,265
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,926

American Funds Tax-Exempt Funds	33

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	$4,500	$5,011
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,765
Other securities		172,002
		233,999

New York 3.56%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,322
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	12,220	13,148
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,651
Other securities		171,854
		217,975

Ohio 4.52%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2030	1,000	973
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	101,605	98,706
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	19,960	19,959
Other securities		156,929
		276,567

Oklahoma 0.71%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,197
Other securities		26,505
		43,702

Pennsylvania 5.40%
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,320	13,479
Other securities		316,862
		330,341

Puerto Rico 2.28%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	13,850	15,365
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	13,380	13,927
Other securities		110,131
		139,423

Texas 8.09%
County of Brazoria, Brazos River Harbor Navigation Dist., Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	24,835	25,687
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2048	12,830	13,135
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,305
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,328
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,324
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	8,485	8,997
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	6,055

34	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	$6,745	$7,415
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	21,800	15,798
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.375% 2037	15,570	15,134
Other securities		386,085
		495,263

Utah 0.57%
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 2037[1]	27,800	27,800
Other securities		7,186
		34,986

Virginia 1.85%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[1]	27,900	29,634
Other securities		83,355
		112,989

Wisconsin 2.70%
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	17,905	18,565
Other securities		146,922
		165,487

Other states & U.S. territories 26.02%
Other securities		1,590,928

Total bonds, notes & other debt instruments (cost: $5,717,465,000)		5,878,594

Short-term securities 4.81%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.91% 2052[2]	25,000	25,000
State of Illinois, City of Chicago, Board of Education, Tax Anticipation Notes (Educational Purpose), Series 2017-D, (1-month USD-LIBOR x 0.70 + 2.75%) 3.845% 4/2/2018[1,2]	15,000	15,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.94% 2035[2]	19,000	19,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 0.99% 2030[2]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.99% 2030[2]	5,400	5,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.99% 2030[2]	6,000	6,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.99% 2035[2]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.96% 2035[2]	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.96% 2035[2]	7,100	7,100
State of New York, New York City G.O. Bonds, Fiscal 2012, Series 2011-A-3, 0.99% 2035[2]	6,350	6,350
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2013-D-3, 1.00% 2038[2]	2,660	2,660
State of New York, New York City G.O. Bonds, Series 2006-H-1, 1.00% 2036[2]	14,335	14,335
State of New York, New York City G.O. Bonds, Series 2008-L-3, 0.97% 2036[2]	5,200	5,200
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.97% 2041[2]	15,000	15,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2003-C-5, 0.97% 2031[2]	7,340	7,340

American Funds Tax-Exempt Funds	35

American High-Income Municipal Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 1.00% 2045[2]	$2,900	$2,900
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 1.00% 2045[2]	4,255	4,255
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.00% 2022[2]	9,060	9,060
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2017-A, 5.00% 9/28/2018	17,000	17,405
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.94% 2024[2]	2,000	2,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 3.00% 6/29/2018	17,600	17,721
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 0.95% 2024[2]	8,000	8,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	41,000	41,632
Other securities		54,298

Total short-term securities (cost: $294,810,000)		294,656
Total investment securities 100.86% (cost: $6,012,275,000)		6,173,250
Other assets less liabilities (0.86)%		(52,536)

Net assets 100.00%		$6,120,714

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $683,927,000, which represented 11.17% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

36	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2018

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 95.02%	Principal amount (000)	Value (000)
California 93.91%
State issuers 35.05%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2034	$2,000	$2,124
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2035	10,000	10,598
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2037	6,645	7,013
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	5,000	5,367
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,427
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,420
Various Purpose G.O. Bonds, Series 2009, 6.00% 2038	7,000	7,340
Various Purpose G.O. Bonds, Series 2009, 6.00% 2039	2,000	2,145
Various Purpose G.O. Bonds, Series 2009, 6.50% 2033	5,000	5,281
Various Purpose G.O. Bonds, Series 2011, 5.25% 2028	5,000	5,622
Various Purpose G.O. Bonds, Series 2011, 5.25% 2028	2,000	2,244
Various Purpose G.O. Bonds, Series 2013, (SIFMA Municipal Swap Index + 0.38%) 1.54% 2027 (put 2027)[1]	4,000	4,005
Various Purpose G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.83%) 1.925% 2029[1]	1,500	1,501
Various Purpose G.O. Bonds, Series 2015, 5.25% 2032	5,000	5,938
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	2,680	3,236
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,460	2,625
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	11,000	8,683
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007-A-1, 5.75% 2047	19,450	19,636
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,791
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033	2,765	3,209
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2045	2,500	2,862
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,218
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	9,648
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2031	5,000	5,988
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	12,000	14,156
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031 (preref. 2020)	8,000	8,808
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,042
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2033	1,000	1,162
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,318

American Funds Tax-Exempt Funds	37

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	$2,000	$2,313
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	9,165	9,509
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,169
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	6,975	8,047
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (1-month USD-LIBOR x 0.70 + 0.50%) 1.597% 2047 (put 2019)[1]	10,000	10,053
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project) Series 2017-A, AMT, 2.00% 2044 (put 2020)	7,000	6,990
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.855% 2027[1]	8,105	7,845
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025 (preref. 2020)	6,000	6,478
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,605
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,563
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,438
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2046	10,395	10,698
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,177
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,087
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	4,946
Statewide Communities Dev. Auth., Student Housing Rev. Custodial Bonds, Series 2017, 4.305% 2032	8,750	9,384
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	2,500	2,918
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	7,500	8,736
Regents of the University of California, Limited Project Rev. Bonds, Series 2017-M, 5.00% 2047	2,695	3,112
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	1,585	1,655
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,042
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.67%) 1.619% 2037[1]	5,000	4,455
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, (3-month USD-LIBOR + 0.74%) 1.689% 2043[1]	8,000	6,851
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	9,385	9,785
Other securities		478,876
		779,139

City & county issuers 58.86%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	1,967
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,353
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	2,000	2,280
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,134
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	3,790	4,287
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,637
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,100
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,715
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	7,350	7,967
Baldwin Park Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	6,898

38	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)[1]	$2,000	$2,034
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.26% 2045 (put 2024)[1]	7,900	8,131
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.76% 2034 (put 2020)[1]	2,750	2,762
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2034 (put 2021)[1]	4,000	4,036
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 2047 (put 2025)	1,000	1,035
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.736% 2045 (put 2021)[1]	4,000	4,028
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	5,000	5,676
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,088
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,753
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,250	1,255
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	5,000	5,604
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2028	4,500	5,586
Certs. of Part., Palomar Pomerado Health, 6.00% 2030 (preref. 2020)	1,500	1,678
Certs. of Part., Palomar Pomerado Health, 6.00% 2041 (preref. 2020)	3,710	4,149
Certs. of Part., Palomar Pomerado Health, 6.75% 2039 (preref. 2019)	3,500	3,821
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2034	9,940	10,611
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	6,804
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,821
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,835
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,067
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,452
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,794
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	1,000	1,044
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	2,000	2,284
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,130
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,689
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,765
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	574
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2036	1,000	1,139
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,176
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,167
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,163
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,449

American Funds Tax-Exempt Funds	39

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City & county issuers (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	$1,000	$1,157
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,616
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,451
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 2042	500	580
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,096
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,149
Oxnard Unified School Dist., G.O. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2045	6,770	7,773
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	6,110	7,010
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,098
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,071
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,068
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	3,000	2,156
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	9,350	6,440
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	1,896
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2032	5,000	5,369
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2034	5,040	5,353
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2035	15,940	16,882
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2036	2,250	2,378
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Company Project), Series 2016, AMT, 4.75% 2046	11,475	12,466
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, 2008 Election, 4.00% 2035	12,850	6,801
County of Sacramento, Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 1.522% 2035[1]	13,500	12,994
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	12,206
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	5,000	5,285
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,165
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,496
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2017-B, 5.00% 2047	2,000	2,310
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019 (preref. 2018)	3,500	3,537
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,186
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,864
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,117
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,113
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,640
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2042	2,000	2,274
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	3,000	3,398

40	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2027	$1,000	$1,190
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	6,893
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,832
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,355
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2020	2,080	2,221
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,295
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,143
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,706
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-B, 5.00% 2047	1,500	1,724
Southwestern Community College Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2047	13,500	14,108
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	9,034
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,814
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2032	7,500	7,995
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	10,947
Other securities		935,909
		1,308,499

Puerto Rico 0.65%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,442
Other securities		6,916
		14,358

Other U.S. territories 0.46%
Other securities		10,156

Total bonds, notes & other debt instruments (cost: $2,052,004,000)		2,112,152

Short-term securities 3.82%
Various Purpose G.O. Bonds, Series 2004-A-4, 0.65% 2034[1]	5,000	5,000
Various Purpose G.O. Commercial Paper, Series 2018-A-8, 1.32% 3/2/2018	15,000	15,000
County of Los Angeles, Tax and Rev. Anticipation Notes, 5.00% 6/29/2018	13,945	14,169
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.92% 2026[1]	7,000	7,000
Regents of the University of California, Commercial Paper, Series 2018-A, 1.25% 3/12/2018	15,000	15,000
Regents of the University of California, Commercial Paper, Series 2018-A, 1.32% 3/6/2018	8,000	8,000
Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.30% 2/2/2018	2,900	2,900
Dept. of Water Resources, Water Rev. Commercial Paper, Series 2018-2, 1.30% 2/5/2018	10,038	10,038
Other securities		7,900

Total short-term securities (cost: $85,014,000)		85,007
Total investment securities 98.84% (cost: $2,137,018,000)		2,197,159
Other assets less liabilities 1.16%		25,785

Net assets 100.00%		$2,222,944

American Funds Tax-Exempt Funds	41

The Tax-Exempt Fund of California

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $71,819,000, which represented 3.23% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

42	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York	unaudited
Summary investment portfolio January 31, 2018

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 92.61%	Principal amount (000)	Value (000)
New York 90.45%
State issuers 44.92%
Dev. Auth., Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	$500	$585
Dormitory Auth., Columbia University Rev. Bonds, Series 2017-A, 5.00% 2047	500	665
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2031	500	563
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,119
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2040	250	277
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,073
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021 (preref. 2020)	500	543
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040 (preref. 2020)	500	546
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,152
Dormitory Auth., New School Rev. Bonds, Series 2016-A, 5.00% 2035	500	569
Dormitory Auth., New York School Dist. Rev. Bonds, Series 2017-A, 5.00% 2025	1,000	1,188
Dormitory Auth., North Shore-Long Island Jewish Obligated Group Rev. Bonds, Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,655
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	226
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,130
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,103
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	456
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037 (preref. 2018)	1,000	1,040
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[1]	600	654
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2017, 5.00% 2031[1]	1,000	1,105
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	25	28
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024 (preref. 2021)	475	531
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,141
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	1,000	1,136
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,159
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,110	1,233
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	868

American Funds Tax-Exempt Funds	43

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2039	$365	$419
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	867
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	1,000	1,177
Dormitory Auth., State University of New York Dormitory Facs., Lease Rev. Bonds, Series 2010-A, 5.00% 2035	1,000	1,072
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2030	750	888
Dormitory Auth., State University of New York Dormitory Facs., Rev. Bonds, Series 2017-A, 5.00% 2032	500	587
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,088
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 1.20% 2030 (put 2018)[2]	1,500	1,500
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	1,000	1,166
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	2,000	2,320
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	435	478
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	565	633
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047	955	1,030
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047 (preref. 2021)	45	50
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,246
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	1,250	1,373
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,660
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,608
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2020[2]	2,000	2,026
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031 (preref. 2022)	1,000	1,149
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	284
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)[2]	500	501
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,018
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	334
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	869
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.759% 2032 (put 2021)[2]	600	604
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,058
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	1,500	1,806
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	415	431
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	510	526
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	620	642
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,830	1,954
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	845	884
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	300	314
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,000	1,047
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	685	729
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	35	35
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 4.00% 2047	1,715	1,827
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	895	929
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	125	127
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	435	440
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,093

44	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	$1,000	$1,165
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,090
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	549
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	558
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,665
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	500	533
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	538
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,660
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2010-A-1, 5.00% 2019	1,000	1,062
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2046	1,000	1,169
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,745
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,161
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	300	345
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038 (preref. 2019)	1,000	1,043
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	2,250	2,655
Other securities		23,012
		104,484

City & county issuers 45.53%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2030	500	572
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	1,500	1,686
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	252
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	1,600	1,825
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,141
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	559
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,540
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2019	485	495
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	547
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	568
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,031
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,844
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2044	500	566
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,429
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	500	583
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,166
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,425
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	500	553
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	740	830
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.65%) 1.745% 2033 (put 2018)[2]	1,000	1,001
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,378

American Funds Tax-Exempt Funds	45

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City & county issuers (continued)
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	$750	$846
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.88%) 1.975% 2033 (put 2018)[2]	300	300
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,153
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	1,500	1,708
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	750	857
County of Nassau, G.O. General Improvement Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	2,068
New York City G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2034	1,000	1,160
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2031	1,000	1,193
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2032	1,720	2,045
New York City G.O. Bonds, Fiscal 2018, Series B-1, 5.00% 2035	1,000	1,173
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 2025[2]	1,500	1,500
New York City G.O. Bonds, Series 2008-L-1, 5.00% 2023 (preref. 2018)	1,000	1,006
New York City G.O. Bonds, Series 2015-A, 5.00% 2026	1,000	1,183
New York City G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,152
New York City G.O. Bonds, Series 2016-C, 5.00% 2031	1,000	1,163
New York City G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,810
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	1,000	1,195
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	748
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	898
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.45% 2037	1,000	976
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	398
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	750	746
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,700
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-EE, 5.375% 2043	1,000	1,100
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	569
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	500	573
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	1,000	1,150
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 2046	1,250	1,443
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2033	750	882
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2036	750	875
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	768
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025 (preref. 2020)	300	329
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,175
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series B-1, 5.00% 2045	750	866
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	888
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	1,000	1,149
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2039	750	867
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2042	1,965	2,266
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010, Series D, 5.00% 2023	1,000	1,075

46	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	$1,000	$1,197
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,950
Town of Southold, Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,567
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,091
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	142
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	971
County of Westchester, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	110
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,260
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,069
Other securities		32,586
		105,887

Other U.S. Territories 2.16%
Other securities		5,028

Total bonds, notes & other debt instruments (cost: $210,741,000)		215,399

Short-term securities 6.82%
Dormitory Auth., Higher Education Commercial Paper, Series 2017-2-C, 1.08% 3/5/2018	6,000	6,000
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1 4.00% 2019	1,500	1,555
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.00% 2050[2]	3,300	3,300
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 1.00% 2045[2]	1,000	1,000
Triborough Bridge and Tunnel Auth., General Rev. Bonds (Anticipation Notes), Series 2017-A-3, 2.00% 2018	2,000	2,000
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2005-B-2, 0.98% 2032[2]	2,000	2,000

Total short-term securities (cost: $15,854,000)		15,855
Total investment securities 99.43% (cost: $226,595,000)		231,254
Other assets less liabilities 0.57%		1,322

Net assets 100.00%		$232,576

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,618,000, which represented 2.42% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	47

Financial statements

Statements of assets and liabilities

at January 31, 2018

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$969,913	$4,045,690
Cash	452	1,165
Restricted cash pledged for futures contracts	—	—
Receivables for:
Sales of investments	—	17
Sales of fund’s shares	5,640	18,083
Interest	7,781	34,672
Other	114	498
	983,900	4,100,125

Liabilities:
Payables for:
Purchases of investments	1,500	45,883
Repurchases of fund’s shares	1,298	10,334
Dividends on fund’s shares	50	558
Investment advisory services	300	786
Services provided by related parties	93	702
Trustees’ deferred compensation	34	145
Variation margin on futures contracts	—	—
Other	—	1
	3,275	58,409
Net assets at January 31, 2018	$980,625	$4,041,716

Net assets consist of:
Capital paid in on shares of beneficial interest	$986,481	$4,014,736
Undistributed net investment income	88	209
Accumulated net realized (loss) gain	(2,295)	387
Net unrealized (depreciation) appreciation	(3,649)	26,384
Net assets at January 31, 2018	$980,625	$4,041,716

Investment securities in unaffiliated issuers, at cost	$973,562	$4,019,306

See Notes to Financial Statements

48	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$18,067,556	$6,173,250	$2,197,159	$231,254
37,919	384	1,453	670
743	—	—	—

6,058	11,592	—	299
346,656	20,603	3,859	1,322
155,895	59,349	27,333	2,198
2,205	918	303	30
18,617,032	6,266,096	2,230,107	235,773

605,595	87,128	1,204	2,680
29,802	53,993	4,032	281
2,741	1,667	750	115
2,989	1,484	554	65
2,983	995	479	46
655	114	143	1
1,130	—	—	—
3	1	1	9
645,898	145,382	7,163	3,197
$17,971,134	$6,120,714	$2,222,944	$232,576

$17,675,587	$6,008,405	$2,189,295	$227,921
12,488	11,036	1,393	12
(10,795)	(59,702)	(27,885)	(16)
293,854	160,975	60,141	4,659
$17,971,134	$6,120,714	$2,222,944	$232,576

$17,730,446	$6,012,275	$2,137,018	$226,595

American Funds Tax-Exempt Funds	49

Statements of assets and liabilities

at January 31, 2018

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$751,177	$3,100,937
	Shares outstanding	74,666	199,026
	Net asset value per share	$10.06	$15.58
Class C:	Net assets		$23,381
	Shares outstanding	Not applicable	1,500
	Net asset value per share		$15.58
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.06	$15.58
Class F-1:	Net assets	$8,224	$80,689
	Shares outstanding	818	5,179
	Net asset value per share	$10.06	$15.58
Class F-2:	Net assets	$55,265	$374,864
	Shares outstanding	5,493	24,060
	Net asset value per share	$10.06	$15.58
Class F-3:	Net assets	$34,893	$156,043
	Shares outstanding	3,468	10,015
	Net asset value per share	$10.06	$15.58
Class R-6:	Net assets	$131,056	$305,792
	Shares outstanding	13,027	19,626
	Net asset value per share	$10.06	$15.58

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$10,109,158	$3,904,328	$1,684,004	$181,404
785,487	247,388	96,179	16,992
$12.87	$15.78	$17.51	$10.68
$463,139	$230,567	$79,340	$11,954
35,986	14,609	4,531	1,120
$12.87	$15.78	$17.51	$10.68
$10	$10	$10	$10
1	1	1	1
$12.87	$15.78	$17.51	$10.68
$434,250	$212,228	$73,389	$3,121
33,741	13,447	4,191	292
$12.87	$15.78	$17.51	$10.68
$1,935,795	$700,845	$237,599	$14,397
150,412	44,407	13,570	1,349
$12.87	$15.78	$17.51	$10.68
$4,534,170	$578,052	$148,602	$21,690
352,308	36,627	8,487	2,032
$12.87	$15.78	$17.51	$10.68
$494,612	$494,684
38,432	31,345	Not applicable	Not applicable
$12.87	$15.78

American Funds Tax-Exempt Funds	51

Statements of operations

for the six months ended January 31, 2018

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Investment income:
Income:
Interest	$9,354	$51,609

Fees and expenses*:
Investment advisory services	1,812	4,591
Distribution services	584	4,888
Transfer agent services	154	789
Administrative services	100	383
Reports to shareholders	17	64
Registration statement and prospectus	91	227
Trustees’ compensation	7	30
Auditing and legal	6	8
Custodian	2	6
Federal, state and local taxes	— †	193
Other	1	3
Total fees and expenses	2,774	11,182
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—
Total fees and expenses after waivers	2,774	11,182
Net investment income	6,580	40,427

Net realized (loss) gain and unrealized depreciation:
Net realized (loss) gain on investments in unaffiliated issuers	(196)	1,006
Net unrealized depreciation on:
Investments in unaffiliated issuers	(8,899)	(50,851)
Futures contracts	—	—
Net realized (loss) gain and unrealized depreciation	(9,095)	(49,845)
Net (decrease) increase in net assets resulting from operations	$(2,515)	$(9,418)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

52	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$269,188	$129,053	$38,402	$3,555

16,631	8,384	3,221	370
15,472	7,059	2,614	287
3,199	1,511	354	40
1,809	708	213	21
236	92	35	4
555	312	93	71
128	33	21	1
14	9	8	6
19	8	3	— †
1,227	1,915	349	57
60	4	2	10
39,350	20,035	6,913	867

7	1	—	—
39,343	20,034	6,913	867
229,845	109,019	31,489	2,688

28,235	24,828	3,354	241

(184,368)	(11,644)	(18,374)	(2,827)
(1,176)	—	—	—
(156,133)	13,184	(15,020)	(2,586)
$73,712	$122,203	$16,469	$102

American Funds Tax-Exempt Funds	53

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31 2018*	Year ended July 31 2017	Six months ended January 31 2018*	Year ended July 31 2017	Six months ended January 31 2018*	Year ended July 31 2017
Operations:
Net investment income	$6,580	$10,022	$40,427	$78,699	$229,845	$436,115
Net realized (loss) gain	(196)	(558)	1,006	(294)	28,235	(11,218)
Net unrealized depreciation	(8,899)	(3,763)	(50,851)	(66,254)	(184,368)	(434,509)
Net (decrease) increase in net assets resulting from operations	(2,515)	5,701	(9,418)	12,151	73,712	(9,612)

Dividends paid or accrued to shareholders from net investment income	(6,562)	(9,997)	(40,526)	(78,498)	(229,329)	(432,228)

Net capital share transactions	(9,488)	222,373	228,667	179,550	3,656,029	1,095,007

Total (decrease) increase in net assets	(18,565)	218,077	178,723	113,203	3,500,412	653,167

Net assets:
Beginning of period	999,190	781,113	3,862,993	3,749,790	14,470,722	13,817,555
End of period	$980,625	$999,190	$4,041,716	$3,862,993	$17,971,134	$14,470,722

Undistributed net investment income	$88	$70	$209	$308	$12,488	$11,972

*	Unaudited.

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

(dollars and shares in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Six months ended January 31 2018*	Year ended July 31 2017	Six months ended January 31 2018*	Year ended July 31 2017	Six months ended January 31 2018*	Year ended July 31 2017

$109,019	$198,585	$31,489	$62,351	$2,688	$5,206
24,828	29,859	3,354	165	241	(257)
(11,644)	(188,457)	(18,374)	(71,163)	(2,827)	(6,080)

122,203	39,987	16,469	(8,647)	102	(1,131)

(110,019)	(193,595)	(31,891)	(61,637)	(2,755)	(5,169)
595,024	574,599	114,798	122,984	23,780	8,850
607,208	420,991	99,376	52,700	21,127	2,550

5,513,506	5,092,515	2,123,568	2,070,868	211,449	208,899
$6,120,714	$5,513,506	$2,222,944	$2,123,568	$232,576	$211,449
$11,036	$12,036	$1,393	$1,795	$12	$79

American Funds Tax-Exempt Funds	55

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

56	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In

American Funds Tax-Exempt Funds	57

addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2018, all of the investment securities held by each fund were classified as Level 2.

The Tax-Exempt Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(1,176)	$—	$—	$(1,176)

*	Futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer

58	American Funds Tax-Exempt Funds

within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Tax-Exempt Funds	59

5. Certain investment techniques

Futures contracts — The Tax-Exempt Bond Fund of America has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $400,000,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts as of, or for the six months ended, January 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Net unrealized appreciation*	$—	Net unrealized depreciation*	$1,176

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$—	Net unrealized depreciation on futures contracts	$(1,176)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts that calls for the fund to pledge highly liquid assets, such as cash or U.S. Treasury bills as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation.

Restricted Cash — The fund held restricted cash in connection with investments in futures contracts. Restricted cash is held in a segregated account with the fund’s custodian and is reflected in the statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.

60	American Funds Tax-Exempt Funds

As of and during the period ended January 31, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
As of July 31, 2017
Undistributed tax-exempt income	$100	$632	$3,814	$3,722	$803	$120
Post-October capital loss deferral*	—	—	(15,088)	(7,929)	(894)	—
Capital loss carryforward:
No expiration	(2,090)	(617)	(6,847)	—	—	(257)
Expiring 2018	—	—	(15,752)	(49,793)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	(2,090)	(617)	(22,599)	(74,201)	(30,345)	(257)
As of January 31, 2018
Gross unrealized appreciation on investments	1,798	48,657	468,460	242,731	81,681	6,158
Gross unrealized depreciation on investments	(5,389)	(21,972)	(121,992)	(68,737)	(19,834)	(1,461)
Net unrealized (depreciation) appreciation on investments	(3,591)	26,685	346,468	173,994	61,847	4,697
Cost of investments	973,504	4,019,005	17,719,912	5,999,256	2,135,312	226,557

*	This deferral is considered incurred in the subsequent year.

Tax-exempt income distributions paid or accrued from each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$4,845		$8,379
Class T1	—	[2]	—	[2]
Class F-1	47		110
Class F-2	326		836
Class F-3[3]	407		209
Class R-6[4]	937		463
Total	$6,562		$9,997

See end of tables for footnotes.

American Funds Tax-Exempt Funds	61

Limited Term Tax-Exempt Bond Fund of America

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$30,667		$61,657
Class B5			1
Class C	151		367
Class T1	—	[2]	—	[2]
Class F-1	798		1,696
Class F-2	3,854		7,195
Class F-3[3]	1,575		738
Class R-6	3,481		6,844
Total	$40,526		$78,498

The Tax-Exempt Bond Fund of America

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$149,500		$293,044
Class B5			28
Class C	5,186		11,413
Class T1	—	[2]	—	[2]
Class F-1	6,450		14,529
Class F-2	31,436		93,190
Class F-3[3]	29,846		6,591
Class R-6	6,911		13,433
Total	$229,329		$432,228

American High-Income Municipal Bond Fund

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$70,835		$131,221
Class B5			15
Class C	3,436		7,065
Class T1	—	[2]	—	[2]
Class F-1	4,234		8,811
Class F-2	12,816		29,151
Class F-3[3]	10,127		4,691
Class R-6	8,571		12,641
Total	$110,019		$193,595

The Tax-Exempt Fund of California

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$24,474		$49,273
Class B5			2
Class C	867		2,020
Class T1	—	[2]	—	[2]
Class F-1	1,052		2,227
Class F-2	3,294		7,241
Class F-3[3]	2,204		874
Total	$31,891		$61,637

62	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Share class	Six months ended January 31, 2018		Year ended July 31, 2017
Class A	$2,183		$4,093
Class B5			—	[2]
Class C	103		233
Class T1	—	[2]	—	[2]
Class F-1	38		57
Class F-2	172		626
Class F-3[3]	259		160
Total	$2,755		$5,169

[1]	Class T shares began investment operations on April 7, 2017.
[2]	Amount less than one thousand.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-6 shares began investment operations on March 17, 2017.
[5]	Class B shares were fully liquidated on May 5, 2017.

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized rates for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2018
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2					.358%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.229
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.218
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.284
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.292
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.329

Investment advisory services waivers — During the six months ended January 31, 2018, CRMC voluntarily reduced the investment advisory services fee to a proposed rate of 0.115% on assets in excess of $15 billion for The Tax-Exempt Bond Fund of America and a proposed rate of 0.140% on assets in excess of $6 billion for American High-Income Municipal Bond Fund. For the six months ended January 31, 2018, total investment advisory services fees waived by CRMC were $7,000 for The Tax-Exempt Bond Fund of America and $1,000 for the American High-Income Municipal Bond Fund. The amounts waived had no impact on either fund’s annualized rate of average net assets.

American Funds Tax-Exempt Funds	63

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2018, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,120
Limited-Term Tax-Exempt Bond Fund of America	257
The Tax-Exempt Bond Fund of America	8,089
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	1,614
American Funds Tax-Exempt Fund of New York	60

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, T, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, T, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

64	American Funds Tax-Exempt Funds

For the six months ended January 31, 2018, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$572	$120		$38
Class T	—	—	*	—	*
Class F-1	12	6		2
Class F-2	Not applicable	28		12
Class F-3	Not applicable	—	*	15
Class R-6	Not applicable	—		33
Total class-specific expenses	$584	$154		$100

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$4,661	$534		$155
Class C	122	5		6
Class T	—	—	*	—	*
Class F-1	105	49		21
Class F-2	Not applicable	200		89
Class F-3	Not applicable	1		35
Class R-6	Not applicable	—	*	77
Total class-specific expenses	$4,888	$789		$383

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$12,539	$1,692		$502
Class C	2,368	82		118
Class T	—	—	*	—	*
Class F-1	565	268		113
Class F-2	Not applicable	1,124		505
Class F-3	Not applicable	33		464
Class R-6	Not applicable	—	*	107
Total class-specific expenses	$15,472	$3,199		$1,809

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$5,597	$932		$192
Class C	1,169	59		58
Class T	—	—	*	—	*
Class F-1	293	141		59
Class F-2	Not applicable	367		165
Class F-3	Not applicable	12		127
Class R-6	Not applicable	—	*	107
Total class-specific expenses	$7,059	$1,511		$708

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$2,108	$179		$84
Class C	411	9		21
Class T	—	—	*	—	*
Class F-1	95	43		19
Class F-2	Not applicable	123		54
Class F-3	Not applicable	—	*	35
Total class-specific expenses	$2,614	$354		$213

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$222	$29		$9
Class C	62	2		3
Class T	—	—	*	—	*
Class F-1	3	2		1
Class F-2	Not applicable	7		3
Class F-3	Not applicable	—	*	5
Total class-specific expenses	$287	$40		$21

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$4	$3		$7
Limited Term Tax-Exempt Bond Fund of America	19	11		30
The Tax-Exempt Bond Fund of America	68	60		128
American High-Income Municipal Bond Fund	24	9		33
The Tax-Exempt Fund of California	10	11		21
American Funds Tax-Exempt Fund of New York	1	—	*	1

*	Amount less than one thousand.

American Funds Tax-Exempt Funds	65

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended January 31, 2018, the American Funds Short-Term Tax-Exempt Bond Fund engaged in such purchase and sale transactions with related funds in the amounts of $5,333,000 and $20,364,000, respectively.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2018.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$157,096	15,534	$4,639	459	$(142,404)	(14,098)	$19,331	1,895
Class T	—	—	—	—	—	—	—	—
Class F-1	1,371	135	47	5	(2,532)	(250)	(1,114)	(110)
Class F-2	20,878	2,065	321	32	(12,045)	(1,191)	9,154	906
Class F-3	28,991	2,854	261	26	(71,392)	(7,043)	(42,140)	(4,163)
Class R-6	12,862	1,271	937	93	(8,518)	(843)	5,281	521
Total net increase (decrease)	$221,198	21,859	$6,205	615	$(236,891)	(23,425)	$(9,488)	(951)

Year ended July 31, 2017
Class A	$353,021	34,954	$7,958	786	$(305,749)	(30,279)	$55,230	5,461
Class T2	10	1	—	—	—	—	10	1
Class F-1	4,274	423	109	11	(8,002)	(792)	(3,619)	(358)
Class F-2	67,272	6,658	696	69	(100,908)	(9,989)	(32,940)	(3,262)
Class F-3[3]	88,654	8,765	107	11	(11,612)	(1,145)	77,149	7,631
Class R-6[4]	128,242	12,674	463	45	(2,162)	(213)	126,543	12,506
Total net increase (decrease)	$641,473	63,475	$9,333	922	$(428,433)	(42,418)	$222,373	21,979

66	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$446,997	28,445	$29,242	1,863		$(374,633)	(23,846)	$101,606	6,462
Class C	2,332	148	145	9		(3,958)	(251)	(1,481)	(94)
Class T	—	—	—	—		—	—	—	—
Class F-1	17,401	1,106	765	49		(19,598)	(1,247)	(1,432)	(92)
Class F-2	153,301	9,743	3,304	211		(85,782)	(5,464)	70,823	4,490
Class F-3	66,012	4,197	1,257	80		(21,427)	(1,366)	45,842	2,911
Class R-6	29,775	1,893	3,481	221		(19,947)	(1,270)	13,309	844
Total net increase (decrease)	$715,818	45,532	$38,194	2,433		$(525,345)	(33,444)	$228,667	14,521

Year ended July 31, 2017
Class A	$819,485	52,126	$58,446	3,716		$(841,769)	(53,692)	$36,162	2,150
Class B5	12	1	1	—	[6]	(285)	(18)	(272)	(17)
Class C	9,630	614	356	22		(14,774)	(941)	(4,788)	(305)
Class T2	10	1	—	—		—	—	10	1
Class F-1	33,107	2,108	1,634	104		(39,802)	(2,536)	(5,061)	(324)
Class F-2	303,074	19,263	6,395	407		(285,439)	(18,211)	24,030	1,459
Class F-3[3]	119,294	7,604	564	36		(8,432)	(536)	111,426	7,104
Class R-6	57,602	3,639	6,843	435		(46,402)	(2,970)	18,043	1,104
Total net increase (decrease)	$1,342,214	85,356	$74,239	4,720		$(1,236,903)	(78,904)	$179,550	11,172

The Tax-Exempt Bond Fund of America

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$1,043,195	80,177	$139,521	10,747	$(674,993)	(51,889)	$507,723	39,035
Class C	49,547	3,808	4,934	380	(61,207)	(4,702)	(6,726)	(514)
Class T	—	—	—	—	—	—	—	—
Class F-1	53,055	4,075	6,210	478	(82,338)	(6,328)	(23,073)	(1,775)
Class F-2	490,351	37,692	29,815	2,297	(475,441)	(36,622)	44,725	3,367
Class F-3	3,120,506	240,738	29,081	2,242	(135,091)	(10,395)	3,014,496	232,585
Class R-6	112,006	8,617	6,916	533	(38)	(3)	118,884	9,147
Total net increase (decrease)	$4,868,660	375,107	$216,477	16,677	$(1,429,108)	(109,939)	$3,656,029	281,845

Year ended July 31, 2017
Class A	$1,801,266	138,682	$272,050	21,023	$(1,585,561)	(123,176)	$487,755	36,529
Class B5	13	1	26	2	(3,153)	(243)	(3,114)	(240)
Class C	109,851	8,427	10,867	840	(146,591)	(11,359)	(25,873)	(2,092)
Class T2	10	1	—	—	—	—	10	1
Class F-1	150,827	11,683	14,001	1,082	(204,796)	(15,883)	(39,968)	(3,118)
Class F-2	1,352,620	104,710	88,843	6,868	(2,321,994)	(179,479)	(880,531)	(67,901)
Class F-3[3]	1,572,043	121,144	6,300	486	(24,708)	(1,907)	1,553,635	119,723
Class R-6	130,180	10,032	13,380	1,034	(140,467)	(10,934)	3,093	132
Total net increase (decrease)	$5,116,810	394,680	$405,467	31,335	$(4,427,270)	(342,981)	$1,095,007	83,034

See end of tables for footnotes.

American Funds Tax-Exempt Funds	67

American High-Income Municipal Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$439,758	27,673	$66,250	4,175	$(255,443)	(16,076)	$250,565	15,772
Class C	27,530	1,733	3,228	203	(30,110)	(1,894)	648	42
Class T	—	—	—	—	—	—	—	—
Class F-1	35,811	2,253	4,120	260	(62,179)	(3,912)	(22,248)	(1,399)
Class F-2	246,619	15,509	11,437	721	(162,437)	(10,244)	95,619	5,986
Class F-3	189,712	11,939	8,764	552	(42,121)	(2,646)	156,355	9,845
Class R-6	105,509	6,639	8,576	540	—	—	114,085	7,179
Total net increase (decrease)	$1,044,939	65,746	$102,375	6,451	$(552,290)	(34,772)	$595,024	37,425

Year ended July 31, 2017
Class A	$815,139	52,111	$121,598	7,783	$(703,450)	(45,320)	$233,287	14,574
Class B5	40	3	14	1	(1,280)	(82)	(1,226)	(78)
Class C	52,474	3,341	6,638	425	(68,253)	(4,390)	(9,141)	(624)
Class T2	10	1	—	—	—	—	10	1
Class F-1	93,087	5,955	8,578	549	(140,908)	(9,031)	(39,243)	(2,527)
Class F-2	466,323	29,942	25,815	1,653	(634,923)	(40,962)	(142,785)	(9,367)
Class F-3[3]	429,111	27,652	3,948	252	(17,526)	(1,122)	415,533	26,782
Class R-6	105,522	6,754	12,642	810	—	—	118,164	7,564
Total net increase (decrease)	$1,961,706	125,759	$179,233	11,473	$(1,566,340)	(100,907)	$574,599	36,325

The Tax-Exempt Fund of California

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$157,770	8,915	$21,809	1,236		$(124,796)	(7,055)	$54,783	3,096
Class C	9,107	515	818	46		(12,978)	(734)	(3,053)	(173)
Class T	—	—	—	—		—	—	—	—
Class F-1	12,265	693	971	55		(14,964)	(847)	(1,728)	(99)
Class F-2	62,552	3,535	2,899	164		(26,141)	(1,479)	39,310	2,220
Class F-3	32,488	1,835	1,833	104		(8,835)	(499)	25,486	1,440
Total net increase (decrease)	$274,182	15,493	$28,330	1,605		$(187,714)	(10,614)	$114,798	6,484

Year ended July 31, 2017
Class A	$287,913	16,331	$43,825	2,495		$(311,489)	(17,845)	$20,249	981
Class B5	10	1	2	—	[6]	(265)	(15)	(253)	(14)
Class C	23,294	1,313	1,914	109		(35,926)	(2,050)	(10,718)	(628)
Class T2	10	1	—	—		—	—	10	1
Class F-1	24,944	1,415	2,083	119		(31,372)	(1,788)	(4,345)	(254)
Class F-2	181,621	10,368	6,173	352		(192,817)	(11,070)	(5,023)	(350)
Class F-3[3]	124,040	7,103	689	39		(1,665)	(95)	123,064	7,047
Total net increase (decrease)	$641,832	36,532	$54,686	3,114		$(573,534)	(32,863)	$122,984	6,783

68	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2018
Class A	$22,949	2,125	$1,709		159		$(10,268)	(951)	$14,390	1,333
Class C	1,329	124	96		9		(1,856)	(172)	(431)	(39)
Class T	—	—	—		—		—	—	—	—
Class F-1	882	81	32		3		(303)	(28)	611	56
Class F-2	5,227	483	159		15		(1,967)	(182)	3,419	316
Class F-3	5,972	553	180		16		(361)	(33)	5,791	536
Total net increase (decrease)	$36,359	3,366	$2,176		202		$(14,755)	(1,366)	$23,780	2,202

Year ended July 31, 2017
Class A	$45,146	4,195	$3,108		289		$(35,915)	(3,349)	$12,339	1,135
Class B5	11	1	—	[6]	—	[6]	(27)	(3)	(16)	(2)
Class C	2,541	234	218		20		(3,764)	(353)	(1,005)	(99)
Class T2	10	1	—		—		—	—	10	1
Class F-1	1,134	105	42		4		(708)	(66)	468	43
Class F-2	7,639	709	500		47		(26,967)	(2,540)	(18,828)	(1,784)
Class F-3[3]	18,851	1,771	119		11		(3,088)	(286)	15,882	1,496
Total net increase (decrease)	$75,332	7,016	$3,987		371		$(70,469)	(6,597)	$8,850	790

[1]	Includes exchanges between share classes of the fund.
[2]	Class T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Class R-6 shares began investment operations on March 17, 2017.
[5]	Class B shares were fully liquidated on May 5, 2017.
[6]	Amount less than one thousand.

9. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2018, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$205,158	$174,510
Limited Term Tax-Exempt Bond Fund of America	706,684	503,237
The Tax-Exempt Bond Fund of America	3,737,559	1,761,484
American High-Income Municipal Bond Fund	1,353,237	762,441
The Tax-Exempt Fund of California	271,656	201,756
American Funds Tax-Exempt Fund of New York	39,271	29,528

10. Ownership concentration

At January 31, 2018, CRMC held aggregate ownership of 16% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010. In addition, American Funds Tax-Exempt Preservation Portfolio held 13% of the outstanding shares of American Funds Short-Term Tax-Exempt Bond Fund. CRMC is the investment adviser to all of the funds.

American Funds Tax-Exempt Funds	69

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2018[3,4]	$10.15	$.07	$(.10)	$(.03)	$(.06)	$—		$(.06)	$10.06	(.25)%[5]	$751		.57%[6]		1.27%[6]
7/31/2017	10.22	.12	(.07)	.05	(.12)	—		(.12)	10.15	.46	739		.59		1.15
7/31/2016	10.17	.10	.05	.15	(.10)	—		(.10)	10.22	1.51	688		.59		1.02
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.26	653		.58		1.04
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.43	737		.58		1.04
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[7]	(.13)	10.21	.16	701		.59		1.21
Class T:
1/31/2018[3,4]	10.15	.07	(.09)	(.02)	(.07)	—		(.07)	10.06	(.19)[5,8]	—	[9]	.47	[6,8]	1.38	[6,8]
7/31/2017[3,10]	10.11	.04	.04	.08	(.04)	—		(.04)	10.15	.82 [5,8]	—	[9]	.15	[5,8]	.42	[5,8]
Class F-1:
1/31/2018[3,4]	10.15	.05	(.09)	(.04)	(.05)	—		(.05)	10.06	(.37)[5]	8		.81	[6]	1.04	[6]
7/31/2017	10.22	.09	(.07)	.02	(.09)	—		(.09)	10.15	.23	9		.82		.92
7/31/2016	10.17	.08	.05	.13	(.08)	—		(.08)	10.22	1.29	13		.81		.80
7/31/2015	10.25	.08	(.08)	—	(.08)	—		(.08)	10.17	.05	9		.80		.83
7/31/2014	10.21	.08	.04	.12	(.08)	—		(.08)	10.25	1.19	14		.82		.80
7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[7]	(.10)	10.21	(.08)	30		.84		.96
Class F-2:
1/31/2018[3,4]	10.15	.07	(.09)	(.02)	(.07)	—		(.07)	10.06	(.23)[5]	56		.54	[6]	1.31	[6]
7/31/2017	10.22	.12	(.07)	.05	(.12)	—		(.12)	10.15	.49	47		.57		1.17
7/31/2016	10.17	.11	.05	.16	(.11)	—		(.11)	10.22	1.55	80		.56		1.06
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.29	64		.55		1.08
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.47	46		.54		1.07
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[7]	(.13)	10.21	.19	37		.56		1.23

70	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-3:
1/31/2018[3,4]	$10.15	$.07	$(.09)	$(.02)	$(.07)	$—	$(.07)	$10.06	(.18)%[5]		$35	.43%[6]		1.40%[6]
7/31/2017[3,11]	10.07	.07	.08	.15	(.07)	—	(.07)	10.15	1.49	[5]	77	.47	[6]	1.35	[6]
Class R-6:
1/31/2018[3,4]	10.15	.07	(.09)	(.02)	(.07)	—	(.07)	10.06	(.17)[5]		131	.43	[6]	1.42	[6]
7/31/2017[3,12]	10.09	.05	.06	.11	(.05)	—	(.05)	10.15	1.20	[5]	127	.17	[5]	.51	[5]

	Six months ended January 31,	Year ended July 31
	2018[3,4,5]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	19%	26%	21%	38%	20%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-6 shares began investment operations on March 17, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2018[3,4]	$15.77	$.16	$(.19)	$(.03)	$(.16)	$—		$(.16)	$15.58	(.21)%[5]	$3,101		.60%[6]		1.97%[6]
7/31/2017	16.04	.32	(.27)	.05	(.32)	—		(.32)	15.77	.34	3,038		.59		2.04
7/31/2016	15.92	.35	.12	.47	(.35)	—		(.35)	16.04	2.97	3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	—		(.38)	15.92	1.23	2,670		.57		2.36
7/31/2014	15.94	.40	.16	.56	(.40)	—		(.40)	16.10	3.56	2,615		.60		2.51
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[7]	(.40)	15.94	(.13)	2,625		.60		2.45
Class C:
1/31/2018[3,4]	15.77	.10	(.19)	(.09)	(.10)	—		(.10)	15.58	(.59)[5]	23		1.34	[6]	1.23	[6]
7/31/2017	16.04	.20	(.27)	(.07)	(.20)	—		(.20)	15.77	(.40)	25		1.33		1.30
7/31/2016	15.92	.23	.12	.35	(.23)	—		(.23)	16.04	2.20	30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.47	30		1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80	38		1.34		1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[7]	(.28)	15.94	(.87)	49		1.34		1.72
Class T:
1/31/2018[3,4]	15.77	.18	(.19)	(.01)	(.18)	—		(.18)	15.58	(.07)[5,8]	—	[9]	.33	[6,8]	2.23	[6,8]
7/31/2017[3,10]	15.68	.12	.09	.21	(.12)	—		(.12)	15.77	1.32 [5,8]	—	[9]	.10	[5,8]	.74	[5,8]
Class F-1:
1/31/2018[3,4]	15.77	.15	(.19)	(.04)	(.15)	—		(.15)	15.58	(.25)[5]	81		.67	[6]	1.90	[6]
7/31/2017	16.04	.31	(.27)	.04	(.31)	—		(.31)	15.77	.26	83		.67		1.96
7/31/2016	15.92	.33	.12	.45	(.33)	—		(.33)	16.04	2.88	90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	—		(.36)	15.92	1.13	84		.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49	105		.67		2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[7]	(.39)	15.94	(.22)	122		.69		2.37

72	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2018[3,4]	$15.77	$.17	$(.19)	$(.02)	$(.17)	$—		$(.17)	$15.58	(.12)%[5]		$375	.42%[6]		2.15%[6]
7/31/2017	16.04	.35	(.27)	.08	(.35)	—		(.35)	15.77	.51		309	.42		2.22
7/31/2016	15.92	.38	.12	.50	(.38)	—		(.38)	16.04	3.15		291	.41		2.34
7/31/2015	16.10	.40	(.18)	.22	(.40)	—		(.40)	15.92	1.39		208	.41		2.52
7/31/2014	15.94	.43	.16	.59	(.43)	—		(.43)	16.10	3.75		183	.42		2.69
7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[7]	(.43)	15.94	.05		148	.42		2.64
Class F-3:
1/31/2018[3,4]	15.77	.18	(.19)	(.01)	(.18)	—		(.18)	15.58	(.07	)5	156	.31	[6]	2.26	[6]
7/31/2017[3,11]	15.59	.19	.18	.37	(.19)	—		(.19)	15.77	2.37	[5]	112	.30	[6]	2.36	[6]
Class R-6:
1/31/2018[3,4]	15.77	.18	(.19)	(.01)	(.18)	—		(.18)	15.58	(.06)[5]		306	.31	[6]	2.26	[6]
7/31/2017	16.04	.37	(.27)	.10	(.37)	—		(.37)	15.77	.63		296	.30		2.33
7/31/2016	15.92	.39	.12	.51	(.39)	—		(.39)	16.04	3.26		284	.30		2.45
7/31/2015	16.10	.42	(.18)	.24	(.42)	—		(.42)	15.92	1.50		190	.31		2.62
7/31/2014	15.94	.45	.16	.61	(.45)	—		(.45)	16.10	3.86		133	.31		2.80
7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[7]	(.45)	15.94	.16		132	.31		2.72

	Six months ended
	January 31,	Year ended July 31
	2018[3,4,5]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	14%	27%	16%	19%	9%	13%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	73

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2018[3,4]	$12.98	$.20	$(.11)	$.09	$(.20)	$12.87	.66%[5]	$10,109		.54%[6]		2.99%[6]
7/31/2017	13.40	.40	(.42)	(.02)	(.40)	12.98	(.09)	9,692		.53		3.12
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69	9,510		.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62	7,385		.54		3.28
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60	6,772		.56		3.57
7/31/2013[3,7]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)[5]	6,984		.55	[6]	3.35	[6]
Class C:
1/31/2018[3,4]	12.98	.14	(.11)	.03	(.14)	12.87	.25 [5]	463		1.33	[6]	2.20	[6]
7/31/2017	13.40	.30	(.42)	(.12)	(.30)	12.98	(.88)	474		1.32		2.33
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85	517		1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80	349		1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75	325		1.35		2.79
7/31/2013[3,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)[5]	375		1.34	[6]	2.56	[6]
Class T:
1/31/2018[3,4]	12.98	.21	(.11)	.10	(.21)	12.87	.77 [5,8]	—	[9]	.33	[6,8]	3.20	[6,8]
7/31/2017[3,10]	12.85	.14	.13	.27	(.14)	12.98	2.07 [5,8]	—	[9]	.10	[5,8]	1.06	[5,8]
Class F-1:
1/31/2018[3,4]	12.98	.19	(.11)	.08	(.19)	12.87	.59 [5]	434		.67	[6]	2.87	[6]
7/31/2017	13.40	.39	(.43)	(.04)	(.38)	12.98	(.22)	461		.66		2.99
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53	518		.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49	1,474		.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46	1,389		.68		3.46
7/31/2013[3,7]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)[5]	1,659		.68	[6]	3.21	[6]

74	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2018[3,4]	$12.98	$.20	$(.11)	$.09	$(.20)	$12.87	.72%[5]		$1,936	.41%[6]		3.12%[6]
7/31/2017	13.40	.42	(.42)	— [11]	(.42)	12.98	.03		1,909	.41		3.24
7/31/2016	12.96	.43	.44	.87	(.43)	13.40	6.84		2,879	.40		3.26
7/31/2015	12.92	.44	.04	.48	(.44)	12.96	3.76		990	.41		3.42
7/31/2014	12.44	.46	.48	.94	(.46)	12.92	7.74		662	.42		3.70
7/31/2013[3,7]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)[5]		327	.42	[6]	3.49	[6]
Class F-3:
1/31/2018[3,4]	12.98	.21	(.11)	.10	(.21)	12.87	.78	[5]	4,534	.30	[6]	3.22	[6]
7/31/2017[3,12]	12.75	.22	.23	.45	(.22)	12.98	3.54	[5]	1,555	.29	[6]	3.34	[6]
Class R-6:
1/31/2018[3,4]	12.98	.21	(.11)	.10	(.21)	12.87	.78	[5]	495	.30	[6]	3.23	[6]
7/31/2017	13.40	.44	(.43)	.01	(.43)	12.98	.15		380	.29		3.36
7/31/2016	12.96	.44	.44	.88	(.44)	13.40	6.95		391	.29		3.39
7/31/2015	12.92	.46	.04	.50	(.46)	12.96	3.86		270	.30		3.52
7/31/2014	12.44	.48	.48	.96	(.48)	12.92	7.86		165	.31		3.81
7/31/2013[3,7]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)[5]		115	.31	[6]	3.58	[6]

	Six months ended January 31,	Year ended July 31				For the period 9/1/2012 to
	2018[3,4,5]	2017	2016	2015	2014	7/31/2013[3,5,7]
Portfolio turnover rate for all share classes	12%	20%	13%	14%	10%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Amount less than $.01.
[12]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	75

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2018[3,4]	$15.73	$.29	$.06	$.35	$(.30)	$15.78	2.20%[5]		$3,904		.71%[6]		3.66%[6]
7/31/2017	16.21	.60	(.49)	.11	(.59)	15.73	.76		3,645		.67		3.86
7/31/2016	15.40	.63	.79	1.42	(.61)	16.21	9.45		3,519		.67		4.02
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34		2,700		.68		4.13
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99		2,357		.68		4.59
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)		2,246		.69		4.14
Class C:
1/31/2018[3,4]	15.73	.23	.06	.29	(.24)	15.78	1.82	[5]	231		1.46	[6]	2.91	[6]
7/31/2017	16.21	.48	(.49)	(.01)	(.47)	15.73	.00		229		1.43		3.10
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.62		247		1.43		3.26
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55		182		1.44		3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12		161		1.48		3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)		161		1.46		3.37
Class T:
1/31/2018[3,4]	15.73	.31	.06	.37	(.32)	15.78	2.34	[5,7]	—	[8]	.45	[6,7]	3.93	[6,7]
7/31/2017[3,9]	15.50	.20	.23	.43	(.20)	15.73	2.77	[5,7]	—	[8]	.12	[5,7]	1.28	[5,7]
Class F-1:
1/31/2018[3,4]	15.73	.28	.06	.34	(.29)	15.78	2.17	[5]	212		.78	[6]	3.59	[6]
7/31/2017	16.21	.59	(.49)	.10	(.58)	15.73	.68		234		.75		3.77
7/31/2016	15.40	.62	.79	1.41	(.60)	16.21	9.37		282		.74		3.95
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27		207		.75		4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87		178		.79		4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)		172		.79		4.04

76	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2018[3,4]	$15.73	$.30	$.06	$.36	$(.31)	$15.78	2.30%[5]		$701	.53%[6]		3.85%[6]
7/31/2017	16.21	.63	(.49)	.14	(.62)	15.73	.93		605	.50		4.05
7/31/2016	15.40	.66	.79	1.45	(.64)	16.21	9.65		775	.48		4.18
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53		321	.49		4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15		223	.53		4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)		126	.52		4.31
Class F-3:
1/31/2018[3,4]	15.73	.31	.06	.37	(.32)	15.78	2.35	[5]	578	.42	[6]	3.96	[6]
7/31/2017[3,10]	15.30	.32	.43	.75	(.32)	15.73	4.96	[5]	421	.37	[6]	4.04	[6]
Class R-6:
1/31/2018[3,4]	15.73	.31	.06	.37	(.32)	15.78	2.35	[5]	495	.42	[6]	3.96	[6]
7/31/2017	16.21	.64	(.49)	.15	(.63)	15.73	1.05		380	.38		4.16
7/31/2016	15.40	.68	.79	1.47	(.66)	16.21	9.76		269	.38		4.31
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64		188	.39		4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27		108	.42		4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02		58	.40		4.44

	Six months ended
	January 31,	Year ended July 31
	2018[3,4,5]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	14%	30%	21%	23%	24%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	77

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2018[3,4]	$17.63	$.26	$(.12)	$.14	$(.26)	$17.51	.78%[5]	$1,684		.62%[6]		2.87%[6]
7/31/2017	18.21	.54	(.59)	(.05)	(.53)	17.63	(.22)	1,641		.60		3.05
7/31/2016	17.62	.57	.58	1.15	(.56)	18.21	6.65	1,678		.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98	1,386		.62		3.38
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72	1,265		.63		3.72
7/31/2013[3,7]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)[5]	1,250		.63	[6]	3.64	[6]
Class C:
1/31/2018[3,4]	17.63	.19	(.12)	.07	(.19)	17.51	.38 [5]	79		1.41	[6]	2.08	[6]
7/31/2017	18.21	.40	(.59)	(.19)	(.39)	17.63	(1.00)	83		1.39		2.26
7/31/2016	17.62	.43	.58	1.01	(.42)	18.21	5.82	97		1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78		1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76		1.42		2.94
7/31/2013[3,7]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)[5]	87		1.42	[6]	2.85	[6]
Class T:
1/31/2018[3,4]	17.63	.27	(.11)	.16	(.28)	17.51	.89 [5,8]	—	[9]	.42	[6,8]	3.07	[6,8]
7/31/2017[3,10]	17.42	.18	.21	.39	(.18)	17.63	2.24 [5,8]	—	[9]	.12	[5,8]	1.02	[5,8]
Class F-1:
1/31/2018[3,4]	17.63	.24	(.11)	.13	(.25)	17.51	.72 [5]	73		.75	[6]	2.74	[6]
7/31/2017	18.21	.51	(.58)	(.07)	(.51)	17.63	(.35)	76		.73		2.93
7/31/2016	17.62	.55	.58	1.13	(.54)	18.21	6.52	83		.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63		.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65		.76		3.60
7/31/2013[3,7]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)[5]	74		.77	[6]	3.50	[6]

78	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2018[3,4]	$17.63	$.27	$(.12)	$.15	$(.27)	$17.51	.84%[5]	$238	.50%[6]		2.98%[6]
7/31/2017	18.21	.56	(.59)	(.03)	(.55)	17.63	(.09)	200	.48		3.18
7/31/2016	17.62	.60	.58	1.18	(.59)	18.21	6.79	213	.48		3.29
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134	.49		3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110	.51		3.84
7/31/2013[3,7]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)[5]	91	.51	[6]	3.77	[6]
Class F-3:
1/31/2018[3,4]	17.63	.28	(.12)	.16	(.28)	17.51	.90 [5]	149	.39	[6]	3.10	[6]
7/31/2017[3,11]	17.27	.29	.36	.65	(.29)	17.63	3.79 [5]	124	.38	[6]	3.25	[6]

	Six months ended	Year ended				For the period
	January 31,	July 31				9/1/2012 to
	2018[3,4,5]	2017	2016	2015	2014	7/31/2013[3,5,7]
Portfolio turnover rate for all share classes	10%	21%	11%	17%	8%	12%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	79

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class A:
1/31/2018[4,5]	$10.80	$.13	$(.12)	$.01	$(.13)	$10.68	.13%[6,7]		$182		.75%[7,8]		.75%[7,8]		2.40%[7,8]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.39)[7]		169		.74	[7]	.69	[7]	2.55	[7]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[7]	161		.72	[7]	.69	[7]	2.54	[7]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[7]	124		.72	[7]	.67	[7]	2.91	[7]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	[7]	102		.73	[7]	.63	[7]	3.07	[7]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)[7]		100		.66	[7]	.59	[7]	2.88	[7]
Class C:
1/31/2018[4,5]	10.80	.09	(.12)	(.03)	(.09)	10.68	(.27)[6]		12		1.55	[8]	1.55	[8]	1.61	[8]
7/31/2017	11.12	.19	(.32)	(.13)	(.19)	10.80	(1.17)		12		1.52		1.48		1.76
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89		8		1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)		8		1.58		1.50		1.96
Class T:
1/31/2018[4,5]	10.80	.15	(.12)	.03	(.15)	10.68	.24	[6,7]	—	[9]	.55	[7,8]	.55	[7,8]	2.61	[7,8]
7/31/2017[4,10]	10.68	.09	.13	.22	(.10)	10.80	2.02	[6,7]	—	[9]	.19	[6,7]	.15	[6,7]	.87	[6,7]
Class F-1:
1/31/2018[4,5]	10.80	.13	(.12)	.01	(.13)	10.68	.10	[6]	3		.81	[8]	.81	[8]	2.35	[8]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.38)[7]		3		.73	[7]	.68	[7]	2.56	[7]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[7]	2		.65	[7]	.62	[7]	2.61	[7]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[7]	2		.80	[7]	.74	[7]	2.83	[7]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	[7]	1		.77	[7]	.68	[7]	3.03	[7]
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)[7]		1		.86	[7]	.79	[7]	2.67	[7]

80	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class F-2:
1/31/2018[4,5]	$10.80	$.14	$(.12)	$.02	$(.14)	$10.68	.19%[6]	$14	.62%[8]		.62%[8]		2.54%[8]
7/31/2017	11.12	.29	(.32)	(.03)	(.29)	10.80	(.26)	11	.58		.56		2.68
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10	31	.58		.55		2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77	20	.61		.56		3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89	16	.66		.57		3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14	.64		.57		2.90
Class F-3:
1/31/2018[4,5]	10.80	.15	(.12)	.03	(.15)	10.68	.25 [6]	22	.51	[8]	.51	[8]	2.65	[8]
7/31/2017[4,11]	10.58	.15	.22	.37	(.15)	10.80	3.54 [6]	16	.58	[8]	.45	[8]	2.79	[8]

	Six months ended January 31,	Year ended July 31
	2018[4,5,6]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	14%	27%	14%	42%	25%	23%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	81

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2017, through January 31, 2018).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

82	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$997.49	$2.87	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class T – actual return	1,000.00	998.09	2.37	.47
Class T – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class F-1 – actual return	1,000.00	996.34	4.08	.81
Class F-1 – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class F-2 – actual return	1,000.00	997.65	2.72	.54
Class F-2 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class F-3 – actual return	1,000.00	998.20	2.17	.43
Class F-3 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-6 – actual return	1,000.00	998.27	2.17	.43
Class R-6 – assumed 5% return	1,000.00	1,023.04	2.19	.43

Limited Term Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$997.87	$3.02	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	994.13	6.74	1.34
Class C – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class T – actual return	1,000.00	999.25	1.66	.33
Class T – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-1 – actual return	1,000.00	997.49	3.37	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	998.77	2.12	.42
Class F-2 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class F-3 – actual return	1,000.00	999.33	1.56	.31
Class F-3 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-6 – actual return	1,000.00	999.36	1.56	.31
Class R-6 – assumed 5% return	1,000.00	1,023.64	1.58	.31

The Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,006.58	$2.73	.54%
Class A – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class C – actual return	1,000.00	1,002.55	6.71	1.33
Class C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class T – actual return	1,000.00	1,007.67	1.67	.33
Class T – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class F-1 – actual return	1,000.00	1,005.93	3.39	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	1,007.24	2.07	.41
Class F-2 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-3 – actual return	1,000.00	1,007.79	1.52	.30
Class F-3 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-6 – actual return	1,000.00	1,007.80	1.52	.30
Class R-6 – assumed 5% return	1,000.00	1,023.69	1.53	.30

See end of tables for footnote.

American Funds Tax-Exempt Funds	83

American High-Income Municipal Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,022.01	$3.62	.71%
Class A – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class C – actual return	1,000.00	1,018.17	7.43	1.46
Class C – assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class T – actual return	1,000.00	1,023.40	2.30	.45
Class T – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-1 – actual return	1,000.00	1,021.66	3.97	.78
Class F-1 – assumed 5% return	1,000.00	1,021.27	3.97	.78
Class F-2 – actual return	1,000.00	1,022.99	2.70	.53
Class F-2 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class F-3 – actual return	1,000.00	1,023.54	2.14	.42
Class F-3 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class R-6 – actual return	1,000.00	1,023.54	2.14	.42
Class R-6 – assumed 5% return	1,000.00	1,023.09	2.14	.42

The Tax-Exempt Fund of California

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,007.84	$3.14	.62%
Class A – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class C – actual return	1,000.00	1,003.85	7.12	1.41
Class C – assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class T – actual return	1,000.00	1,008.91	2.13	.42
Class T – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class F-1 – actual return	1,000.00	1,007.16	3.79	.75
Class F-1 – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class F-2 – actual return	1,000.00	1,008.44	2.53	.50
Class F-2 – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class F-3 – actual return	1,000.00	1,009.03	1.97	.39
Class F-3 – assumed 5% return	1,000.00	1,023.24	1.99	.39

American Funds Tax-Exempt Fund of New York

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2017	1/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,001.25	$3.78	.75%
Class A – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class C – actual return	1,000.00	997.27	7.80	1.55
Class C – assumed 5% return	1,000.00	1,017.39	7.88	1.55
Class T – actual return	1,000.00	1,002.41	2.78	.55
Class T – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class F-1 – actual return	1,000.00	1,000.98	4.09	.81
Class F-1 – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class F-2 – actual return	1,000.00	1,001.92	3.13	.62
Class F-2 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-3 – actual return	1,000.00	1,002.47	2.57	.51
Class F-3 – assumed 5% return	1,000.00	1,022.63	2.60	.51

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

84	American Funds Tax-Exempt Funds

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Custodians of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete January 31, 2018, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Bond Fund of America®

Investment portfolio

January 31, 2018

unaudited

Bonds, notes & other debt instruments 88.41% Alabama 1.42%	Principal amount (000)	Value (000)
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$564
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	6,450	7,425
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043	26,200	29,853
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	40,000	42,312
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2021	10,000	11,086
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025 (preref. 2022)	2,000	2,275
G.O. Capital Improvement Bonds, Series 2010-D, 5.00% 2029 (preref. 2019)	2,225	2,366
County of Houston, Health Care Auth., Series 2016-A, 5.00% 2030	3,000	3,326
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2031	640	757
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2032	400	472
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2033	700	822
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2037	1,000	1,163
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2038	1,000	1,160
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	2,375	2,499
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,313
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2027	3,000	3,525
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2028	2,500	2,922
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2029	5,000	5,810
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2030	5,000	5,784
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2031	7,500	8,624
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2032	2,250	2,572
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2033	4,565	5,191
County of Jefferson, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2034	4,500	5,102
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	22,340	24,597
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	16,065	17,884
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	11,300	13,127
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	13,000	15,431
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	1,500	1,832
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2029	1,575	1,841
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	10,000	11,788
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	7,690	9,586
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2033	2,500	2,729
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	4,000	4,450
City of Tuscaloosa, Public Educational Building Auth., Student Housing Rev. Ref. Bonds (University of Alabama Ridgecrest Residential Facs.), Series 2016-B, BAM insured, 3.125% 2036	2,680	2,530
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	1,000	1,022
University of South Alabama, University Facs. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2035	1,000	1,049
University of South Alabama, University Facs. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,162
		255,951

The Tax-Exempt Bond Fund of America — Page 1 of 108

unaudited

Bonds, notes & other debt instruments Alaska 0.06%	Principal amount (000)	Value (000)
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	$2,825	$2,945
International Airport System, Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	3,000	3,457
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	3,500	4,002
		10,404
Arizona 2.11%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2033	6,395	7,636
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2034	16,455	19,585
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2035	4,265	5,064
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2038	1,530	1,804
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2039	11,495	13,540
Board of Regents, Arizona State University System, Rev. Ref. Bonds, Series 2017-B, 5.00% 2033	1,000	1,179
Board of Regents, Arizona State University System, Rev. Ref. Bonds, Series 2017-B, 5.00% 2034	1,000	1,175
Board of Regents, Arizona State University System, Rev. Ref. Bonds, Series 2017-B, 5.00% 2043	1,500	1,730
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2023	825	863
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Ref. Bonds, Series 2013-A, 6.00% 2027	2,000	2,174
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,647
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	3,130	3,323
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	6,606
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,151
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	3,231
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,896
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,808
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	4,105	4,534
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	1,935
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,108
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,475
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,691
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 1.945% 20371	27,200	25,011
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 3.01% 2048 (put 2020)1	4,000	4,061
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2042	1,000	1,118
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2047	1,310	1,460
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2051	1,025	1,135
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2028	1,680	1,907
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 20372	2,150	2,265
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 20472	4,555	4,808
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 20502	4,000	4,231
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20512	700	724
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2037	1,005	1,054
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Greathearts Arizona Projects), Series 2017-A, 5.00% 2037	725	825
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Greathearts Arizona Projects), Series 2017-A, 5.00% 2052	750	840
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-A, 5.00% 2041	8,575	9,846
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 2048 (put 2024)	1,000	1,163

The Tax-Exempt Bond Fund of America — Page 2 of 108

unaudited

Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2027 (preref. 2018)	$5,035	$5,110
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2028 (preref. 2018)	4,000	4,060
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2008, 5.00% 2038 (preref. 2018)	10,000	10,150
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2033	5,080	5,892
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2035	1,500	1,731
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2036	1,500	1,728
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2037	2,000	2,299
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2039	1,500	1,719
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2028 (preref. 2018)	2,970	3,014
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038 (preref. 2018)	3,000	3,045
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029 (preref. 2020)	5,400	5,832
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040 (preref. 2020)	12,000	12,959
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 2032	7,320	8,552
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 2033	18,655	21,695
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,017
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,500	1,757
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2032	2,000	2,336
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2033	1,000	1,164
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,161
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2035	2,000	2,316
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20352	2,675	2,791
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20452	2,500	2,589
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20352	1,000	1,043
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20462	3,900	4,037
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional School Phoenix Campus), Series 2017-B, 4.00% 20222	1,500	1,478
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 3.00% 20202	340	338
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 20442	1,500	1,667
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 20352	910	943
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 20452	1,050	1,079
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 20362	8,535	8,954
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	12,000	13,085
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	15,000	16,644
County of Pima, Industrial Dev. Auth., Education Rev. Fac. (American Leadership Academy), 5.00% 20522	3,000	2,958
County of Pima, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Tucson Electric Power Co. Project), 4.00% 2029	1,140	1,203
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021 (preref. 2018)	13,000	13,282
City of Scottsdale, Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	9,561

The Tax-Exempt Bond Fund of America — Page 3 of 108

unaudited

Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2021	$8,250	$8,754
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2025	5,000	5,302
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,650
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	523
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	2,500	2,665
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032 (preref. 2018)	5,000	5,077
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.25% 2030 (preref. 2021)	5,000	5,586
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,000	2,267
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	6,585	7,359
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 2029	1,500	1,799
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 2030	1,250	1,492
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023 (preref. 2018)	4,000	4,097
County of Yavapai, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Yavapai Regional Medical Center), Series 2016, 5.00% 2036	1,000	1,092
		379,455
Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.71% 2044 (put 2022)1	2,750	2,777
California 8.26%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,802
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	11,600	13,421
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,000	2,109
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2035	3,400	3,896
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2046	500	545
City of Aliso Viejo, Community Facs. Dist., (Glenwood at Aliso Viejo) 2014 Special Tax Bonds, 5.00% 2033	1,330	1,470
City of Aliso Viejo, Community Facs. Dist., (Glenwood at Aliso Viejo) 2014 Special Tax Bonds, 5.00% 2034	1,620	1,787
City of Aliso Viejo, Community Facs. Dist., (Glenwood at Aliso Viejo) 2014 Special Tax Bonds, 5.00% 20383	2,900	3,182
City of Aliso Viejo, Community Facs. Dist., (Glenwood at Aliso Viejo)2014 Special Tax Bonds, 5.00% 2032	1,235	1,369
City of Anaheim, Community Facs. Dist. No. 08-1 (Platinum Triangle), Special Tax Bonds, Series 2016, 4.00% 2041	2,500	2,564
City of Anaheim, Community Facs. Dist. No. 08-1 (Platinum Triangle), Special Tax Bonds, Series 2016, 4.00% 2046	1,710	1,747
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	4,250	4,788
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2042	1,000	1,116
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	1,715	1,903
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	7,315	7,828
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2023	710	820
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	2,240	2,428
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.00% 2024	1,000	1,068

The Tax-Exempt Bond Fund of America — Page 4 of 108

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.125% 2029	$1,000	$1,070
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,832
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2027	1,085	1,253
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2029	985	1,125
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2030	300	342
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	1,910	1,932
Banning Unified School Dist. (Riverside County), G.O. Rev. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2034	860	1,005
Banning Unified School Dist. (Riverside County), G.O. Rev. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.25% 2042	1,000	1,184
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)1	5,000	5,086
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2047 (put 2023)1	4,000	4,068
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 2.06% 2045 (put 2023)1	1,150	1,170
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.26% 2045 (put 2024)1	30,850	31,751
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.76% 2034 (put 2020)1	2,950	2,963
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2034 (put 2021)1	9,000	9,081
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 2047 (put 2025)	4,400	4,554
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.736% 2045 (put 2021)1	10,000	10,071
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	13,985	15,875
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2034 (preref. 2018)	3,980	4,005
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	10,000	10,440
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2030	2,500	2,814
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031	2,000	2,249
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,780	1,787
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), 2013 Tax Allocation Ref. Bonds, 5.00% 2026	1,200	1,374
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037	4,000	4,417
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2030	1,450	1,487
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2031	800	818
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,000	1,067
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2033	750	796
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2019	1,000	1,023
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	6,665	6,816
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	500	511

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2024	$1,640	$1,677
Certs. of Part., Palomar Pomerado Health, 6.00% 2030 (preref. 2020)	7,500	8,388
Chabot-Las Positas Community College Dist. (Alameda and Contra Costa Counties), G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2033	5,000	5,353
Chabot-Las Positas Community College Dist. (Alameda and Contra Costa Counties), G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2035	5,000	5,326
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,065	1,254
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	225	263
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,090	1,231
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,725	1,941
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2028	1,370	1,573
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2029	1,325	1,513
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	2,360	2,594
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2028	570	669
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	1,015	1,177
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2032	1,070	1,237
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2033	1,125	1,294
Cotati-Rohnert Park Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-E, BAM insured, 4.00% 2043	1,000	1,046
Econ. Recovery Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	6,360	6,708
Econ. Recovery Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	3,640	3,839
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024 (preref. 2020)	400	432
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029 (preref. 2020)	1,850	2,007
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040 (preref. 2020)	2,840	3,110
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2007-T-1, 5.00% 2039	8,655	11,158
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2010-U-1, 5.25% 2040	5,940	7,942
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2013-U-3, 5.00% 2043	4,500	5,936
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 2046	5,000	6,657
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.00% 2036	1,000	1,125
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	85	91
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,070	3,367
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	2,405	2,630
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 2045	5,000	5,541
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2021	100	112
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2028	500	576
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2031	1,000	1,139
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039	910	968
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	55	59
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2026	895	994
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2030	750	824
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2029	2,140	2,232
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 2026	1,300	1,529
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	500	565
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	500	563

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2038	$1,500	$1,680
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	8,150	9,005
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	5,000	5,520
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 2012, 4.00% 2033	3,000	3,093
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,510
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2032	890	1,024
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	775	889
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,000	1,143
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, National insured, 5.00% 2023	1,040	1,210
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, BAM insured, 5.00% 2027	2,670	3,162
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, BAM insured, 5.00% 2028	3,120	3,670
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2031	880	974
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2034	1,250	1,370
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 1995-A, 0% 2028 (escrowed to maturity)	5,000	3,874
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2034	2,000	1,063
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	2,000	1,017
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	10,260	11,818
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	28,227
Various Purpose G.O. Bonds, Series 2003, 5.25% 2018	5,000	5,000
Various Purpose G.O. Bonds, Series 2009, 6.00% 2038	8,000	8,389
Various Purpose G.O. Bonds, Series 2009, 6.00% 2039	10,000	10,724
Various Purpose G.O. Bonds, Series 2009, 6.50% 2033	7,000	7,394
Various Purpose G.O. Bonds, Series 2011, 5.25% 2028	10,185	11,428
Various Purpose G.O. Bonds, Series 2011, 5.25% 2028	3,000	3,373
Various Purpose G.O. Bonds, Series 2015, 5.25% 2032	10,000	11,877
Various Purpose G.O. Bonds, Series 2015-C, 5.00% 2030	2,500	2,939
Various Purpose G.O. Ref. Bonds, Series 2012, 5.00% 2032	4,000	4,460
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	5,000	6,037
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, BAM insured, 5.00% 2027	500	588
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, BAM insured, 5.00% 2028	1,000	1,169
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, BAM insured, 5.00% 2030	1,000	1,156
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	9,460	7,178
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2025	10,000	8,209
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	17,000	13,419
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033	5,000	5,803
Grossmont Union High School Dist., G.O. Bonds, 2004 Election, 0% 2032	9,835	6,015
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2024	255	299
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2026	350	406

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project), Series 2013, 5.00% 2024	$1,295	$1,473
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019 (escrowed to maturity)	260	264
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	18,570	24,020
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-1, 1.25% 2036 (put 2020)	4,430	4,371
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,000	1,143
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	4,230	4,549
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2034	700	800
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	980	1,014
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	20	21
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	9,100	10,304
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2033	1,300	1,471
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2032	6,000	7,140
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2035	6,000	7,061
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2036	6,000	7,044
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,000	4,150
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2036	500	583
Huntington Beach Union High School Dist., Capital Appreciation Bonds, 2004 Election, Assured Guaranty Municipal insured, 0% 2034	5,000	2,780
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Consolidated Whitewater Redev. Proj. Area, Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 2033	4,800	5,502
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.36% 2037 (put 2022)1	4,500	4,565
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-3, (3-month USD-LIBOR x 0.70 + 0.37%) 1.556% 2038 (put 2020)1	6,000	6,015
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (1-month USD-LIBOR x 0.70 + 0.50%) 1.597% 2047 (put 2019)1	3,500	3,518
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2028	1,000	1,186
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2030	950	1,111
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Special Tax Bonds, 5.00% 2039	1,000	1,085
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2028	675	704
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 5.00% 2023	1,235	1,379
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2020	450	482
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2023	1,100	1,255
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2027	325	360
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2030	700	765
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2033	585	648
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2034	615	682
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2035	375	415
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, 5.00% 2032	350	389
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, 5.00% 2042	1,000	1,098
City of Irvine, Special Assessment Ref. Bonds, 3.25% 2022	100	105
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-A, 5.00% 2027	1,085	1,276
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-A, 5.00% 2034	1,000	1,131
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-B, 5.00% 2047	1,000	1,115
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-B, 5.00% 2051	1,000	1,114

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Bonds, Series 2017-D, 5.00% 2057	$1,000	$1,112
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 2024	1,145	1,288
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2025	1,200	1,396
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2026	700	808
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2032	1,260	1,421
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,250	1,400
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2029	1,435	1,627
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2030	1,500	1,699
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 2024	1,200	1,417
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 2033	1,890	2,180
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,450	1,606
City of Lancaster, Successor Agcy. to the Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,100	1,246
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	3,750	4,087
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,250	1,364
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2024	1,000	1,135
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,385	1,562
City of Lincoln, Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	5,000	5,067
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,112
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,111
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	3,000	3,229
City of Long Beach, Harbor Rev. Bonds, Series 2017-C, 5.00% 2047	17,465	20,277
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2040	2,235	2,470
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Ref. Bonds, Series 2014, 5.00% 2024	750	881
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Ref. Bonds, Series 2014, 5.00% 2029	1,150	1,308
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Ref. Bonds, Series 2014, 5.00% 2030	1,000	1,130
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Ref. Bonds, Series 2014, 5.00% 2031	700	788
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2013-B, 5.00% 2038	1,500	1,674
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-C, 5.00% 2027	1,500	1,765
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 2042	1,400	1,625
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	7,000	7,338
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	5,000	5,365
City of Los Angeles, Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	6,897
City of Los Angeles, Housing Auth., Mortgage Rev. Ref. Bonds (Property Acquisition Ref.), Series 2009-A, 6.00% 2029	1,000	1,038
City of Los Angeles, Housing Auth., Mortgage Rev. Ref. Bonds (Property Acquisition Ref.), Series 2009-A, 6.375% 2039	3,000	3,132
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022 (escrowed to maturity)	5,000	5,908

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2027	$1,000	$1,170
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.25% 2026	1,980	2,360
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.25% 2026	1,000	1,189
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027	1,950	2,185
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039 (preref. 2020)	2,000	2,183
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2016-I, 4.00% 2033	2,865	3,090
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2016-I, 4.00% 2034	4,000	4,286
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020 (preref. 2018)	3,000	3,060
Los Angeles Unified School Dist., G.O. Bonds, 2004 Election, Series 2009-I, 5.00% 2024	2,580	2,710
Los Rios Community College Dist., G.O. Ref. Bonds, 2012 Election, 5.00% 2028	3,000	3,398
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 2029	3,000	3,694
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	2,794
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2020	250	265
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2031	570	556
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2032	725	828
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2033	760	865
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2034	600	681
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2036	850	960
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2026	1,440	1,719
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2029	1,260	1,475
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2031	250	290
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2033	345	396
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	4,390	5,180
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	1,125	1,129
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,260	3,263
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,865
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	2,000	2,302
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	760	762
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	5,400	5,423
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024 (preref. 2019)	3,785	3,930
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	745	809
Municipal Fin. Auth., Insured Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 5.00% 2031	1,810	2,130
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	2,500	2,779
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 20452	1,600	1,772

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 20362	$1,500	$1,634
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 20462	1,500	1,617
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), 5.00% 2039	850	953
Municipal Fin. Auth., Rev. Bonds (Northern California Retired Officers Community-Paradise Valley Estates), Series 2016, 5.00% 2037	2,980	3,443
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 2048	2,200	2,337
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)2	3,400	4,065
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	2,810	3,046
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,399
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2024	760	874
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	2,620	3,070
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2027	1,875	2,174
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2031	1,915	2,164
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2032	1,175	1,321
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,147
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2034	2,935	3,348
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Series 2006, AMBAC insured, 4.875% 2033	3,000	3,009
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.855% 20271	18,500	17,906
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,241
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	1,400	1,563
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025 (preref. 2020)	5,000	5,398
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	4,590	5,099
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Ref. Bonds, Series 2013, 5.00% 2026	1,070	1,197
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Ref. Bonds, Series 2013, 5.00% 2027	1,300	1,453
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Ref. Bonds, Series 2013, 5.00% 2028	750	836
City of Orange, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	850	987
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Ref. Bonds, Series A, 5.00% 2034	750	839
County of Orange, Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027 (preref. 2019)	2,925	3,033
County of Orange, South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2023	4,080	4,089
Oxnard Unified School Dist., G.O. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2045	7,500	8,611
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,841
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 2030	250	289
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	2,250	2,581
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	500	549
Palomar Health, Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2047	4,000	4,531
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	7,000	5,032
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2030	16,520	10,893
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	1,896
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	650	725

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	$1,260	$1,393
Pollution Control Fncg. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 1.00% 2024 (put 2018)2	4,000	4,000
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (San Diego County Water Auth. Desalination Project Pipeline), Series 2012, 5.00% 20452	11,845	12,080
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,685	1,966
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,920	2,213
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,070	2,369
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2032	2,225	2,532
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2033	1,000	1,145
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2021	325	345
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2023	715	772
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,275	1,461
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	600	683
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 2036	735	762
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2030	745	853
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2032	1,550	1,771
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	1,870	2,171
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2033	500	558
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023 (preref. 2019)	10,000	10,710
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029 (preref. 2019)	3,000	3,245
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	150	147
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,218
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	3,000	3,322
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 2032	2,500	2,892
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 1993-A, AMBAC insured, 5.00% 2019	2,220	2,318
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2025	1,000	1,086
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2027	425	454
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2028	1,185	1,255
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2030	1,390	1,455
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2031	755	872
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2023	1,835	2,114
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 2029	1,500	1,744
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039	1,340	1,480
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2014, 5.00% 2028	490	542
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2014, 5.00% 2029	540	595
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2014, 5.00% 2035	2,375	2,600
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 2026	335	386
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2033	310	355

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2034	$1,000	$1,141
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,235	1,454
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	2,905	3,336
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	600	693
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,143
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,139
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 4.00% 2037	2,500	2,604
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2029	2,560	2,998
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2031	1,500	1,727
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2016-B, BAM insured, 4.00% 2032	1,000	1,057
Riverside Unified School Dist., Fncg. Auth., Special Tax Bonds, BAM insured, 5.00% 2027	1,480	1,721
Riverside Unified School Dist., Fncg. Auth., Special Tax Bonds, BAM insured, 5.00% 2028	2,135	2,470
Riverside Unified School Dist., Fncg. Auth., Special Tax Bonds, BAM insured, 5.00% 2030	2,175	2,497
Riverside Unified School Dist., Fncg. Auth., Special Tax Bonds, BAM insured, 5.00% 2031	1,040	1,192
Riverside Unified School Dist., Fncg. Auth., Special Tax Bonds, BAM insured, 5.00% 2032	1,115	1,274
Riverside Unified School Dist., Fncg. Auth., Special Tax Bonds, BAM insured, 5.00% 2035	1,000	1,136
City of Roseville, Fin. Auth., Electric System Rev. Ref. Bonds, Series 2017-A, 4.00% 2036	3,365	3,555
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2023	550	606
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2024	625	695
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2025	825	918
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2022	500	563
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2026	500	578
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2037	1,750	1,944
City of Sacramento, Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2025	7,500	9,065
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	3,000	3,419
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2016-D, 5.00% 2028	2,000	2,496
City of Sacramento, North Natomas Community Drainage Facs. Dist. No. 97-1, Special Tax Bonds, Series 2015, 5.00% 2025	100	116
City of Sacramento, North Natomas Community Drainage Facs. Dist. No. 97-1, Special Tax Bonds, Series 2015, 5.00% 2028	1,735	1,971
City of Sacramento, North Natomas Community Drainage Facs. Dist. No. 97-1, Special Tax Bonds, Series 2015, 5.00% 2035	3,000	3,312
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2024	1,160	1,341
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2033	1,500	1,683
City of Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2032	2,500	2,871
City of Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2033	2,500	2,862
City of Sacramento, Water Rev. Bonds, Series 2017, 5.00% 2042	6,715	7,814
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,141

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	$4,200	$4,777
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 1.542% 20341	5,000	4,891
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 2041	4,000	4,629
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020	520	556
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020 (escrowed to maturity)	305	326
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,359
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,149
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,145
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	22,383
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2028	990	1,109
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2009-A, 5.25% 2034 (preref. 2019)	2,000	2,100
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2009-A, 5.375% 2034 (preref. 2019)	1,000	1,052
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2009-B, 5.00% 2026 (preref. 2019)	4,015	4,229
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2021 (preref. 2018)	1,000	1,019
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2039	5,735	6,590
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,451
San Diego Unified School Dist., G.O. Bonds, 2008 Election, Series 2012-E, 0% 2036	2,500	1,284
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	5,000	5,285
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	17,270
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2024 (preref. 2019)	7,500	7,968
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2029 (preref. 2019)	5,665	6,019
City and County of San Francisco, Redev. Fin. Auth. (Mission Bay South Redev. Project), Tax Allocation Rev. Bonds, Series 2014-A, 5.00% 2031	400	458
City and County of San Francisco, Redev. Fin. Auth. (Mission Bay South Redev. Project), Tax Allocation Rev. Bonds, Series 2016-A, 5.00% 2034	1,105	1,269
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2026	3,020	3,281
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	3,000	3,279
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2018 (escrowed to maturity)	400	407
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2024 (preref. 2020)	800	869
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.125% 2025 (preref. 2020)	840	915
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035 (preref. 2020)	1,500	1,648
San Jose Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-E, 4.00% 2042	25,000	26,271
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2036	1,265	1,484
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2028	400	461
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2038	2,500	2,783
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	3,786
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,433
County of Santa Cruz, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2044	10,500	11,537

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Santa Monica, Redev. Agcy., 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	$4,250	$4,822
Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1 (Saugus Union School Dist.), Special Tax Rev. Bonds, 5.00% 2046	1,245	1,373
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	1,500	1,787
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20462	1,960	2,220
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	2,000	2,339
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	3,165	3,360
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 1.55% 20401	12,775	12,775
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2034	1,000	1,132
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,450	1,634
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	45	45
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	560	649
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	16,500	18,320
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,085
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,000	6,624
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	675	724
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 20252	5,000	5,652
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 20362	2,200	2,374
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 20412	6,850	7,336
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 20562	2,000	2,161
Statewide Communities Dev. Auth., Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 5.375% 2044	2,000	2,307
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	9,000	9,893
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	1,265	1,346
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,625	2,795
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	4,200	4,456
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.25% 2030	4,850	5,226
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 20362	750	799
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 6.625% 20242	1,680	1,807
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 20412	2,750	2,987
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase II), Series 2008, 6.00% 2040 (preref. 2018)	5,500	5,574
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC), Series 2016, 5.00% 2032	1,250	1,432
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase I), Series 2011, 5.125% 2031	5,310	5,710

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Stockton Unified School Dist., G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2042	$1,000	$1,115
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2032	1,245	1,421
City of Temecula, Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,220	1,428
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2029	1,005	1,152
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2030	630	719
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2031	1,295	1,472
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2032	2,965	3,361
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2033	2,135	2,410
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2035	500	560
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2040	800	889
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Ref. Bonds, Series 2012, 5.375% 2031	1,010	1,070
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	3,000	3,158
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2032	2,655	2,594
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2033	1,380	1,338
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2023 (preref. 2019)	3,000	3,107
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029 (preref. 2019)	2,120	2,203
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	19,855
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2035	1,000	1,161
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2041	8,640	9,895
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2046	6,755	7,697
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Retail Center), Special Tax Bonds, Series 2015-A, 5.00% 2035	1,215	1,380
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Retail Center), Special Tax Bonds, Series 2015-A, 5.00% 2037	1,000	1,135
City of Tustin, Community Facs. Dist. No. 14-1 (Tustin Legacy/Retail Center), Special Tax Bonds, Series 2015-A, 5.00% 2045	300	330
City of Tustin, Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 4.50% 2023 (preref. 2018)	1,160	1,204
City of Tustin, Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2032 (preref. 2018)	1,000	1,041
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	1,000	1,138
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2023	545	632
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 1997-1A, 5.00% 2026	1,285	1,470
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 1997-1A, 5.00% 2028	1,265	1,426
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 1997-1A, BAM insured, 5.00% 2033	4,000	4,524
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 1997-1A, BAM insured, 5.00% 2038	2,155	2,414
Twin Rivers Unified School Dist., G.O. Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 2041	5,750	2,150
Regents of the University of California, Limited Project Rev. Bonds, Series 2017-M, 5.00% 2047	17,700	20,441
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,402
County of Ventura, Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,419
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2015-CL, 3.50% 2030	7,500	7,730
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2026	1,140	1,341
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2027	1,410	1,644
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,066

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Dept. of Water Resources, Water Rev. Bonds, Series 2009-AF, 5.00% 2029	$1,500	$1,546
Dept. of Water Resources, Water Rev. Bonds, Series 2009-AF, 5.00% 2029 (preref. 2018)	2,090	2,154
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2032	1,400	1,483
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2033	1,455	1,535
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2027	350	410
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2028	550	640
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,205	1,395
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2031	675	776
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,035	1,201
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,165	1,316
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2044	1,105	1,234
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2032	3,425	3,654
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2033	3,560	3,770
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 5.00% 2029	1,000	1,167
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 5.00% 2030	1,570	1,826
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Bonds (Rev. Ref. and Capital Projects), Series 2016, 4.00% 2041	2,575	2,610
		1,484,621
Colorado 1.96%
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, 5.75% 2045	550	579
City of Aurora, Cross Creek Metropolitan Dist. No. 2, Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 20371	1,800	1,782
City of Aurora, Southlands Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017-A-1, 3.00% 2022	275	274
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Ref. and Improvement Bonds, Series 2007, 5.20% 2036	1,500	1,502
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, 5.50% 2035	1,000	1,008
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, 5.75% 2046	1,800	1,814
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, 6.00% 2050	1,650	1,663
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2016, 4.375% 2031	1,750	1,713
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2034	1,000	1,183
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2035	1,000	1,181
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2037	1,000	1,175
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2042	4,000	4,674
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2047	5,000	5,819
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2031	3,000	3,177
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2036	7,000	7,448
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2025	3,000	3,420

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Ref. Bonds, Series 2013-A, 5.375% 2033	$1,750	$1,925
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	1,310	1,475
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,500	1,724
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2032	3,000	3,427
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2035	2,000	2,262
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,500	1,694
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2040	1,500	1,682
City and County of Denver, Dept. of Aviation (Denver International Airport), Rev. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.86%) 1.955% 2031 (put 2019)1	3,010	3,025
City of Denver, Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, (3-month USD-LIBOR + 1.10%) 2.092% 20331	9,445	8,667
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,185
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	3,955
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2019	55	53
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2030	15,215	10,117
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 2027	3,250	2,443
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2035	16,260	8,744
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.096% 2039 (put 2021)1	3,550	3,608
E-470 Public Highway Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2019	880	923
Educational and Cultural Facs. Auth., Rev. Bonds (University of Denver Project), Series 2017-A, 5.00% 2047	4,750	5,395
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2027	1,500	1,658
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	2,000	2,039
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	3,000	3,057
Grand River Hospital Dist., Unlimited Tax G.O. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	2,050	2,337
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	7,276
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	3,460	3,914
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2033	6,910	7,787
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037	2,000	2,232
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	1,590	1,747
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033	5,615	6,068
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	29,815	31,794
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	3,450	3,893
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2023	2,000	2,245
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	1,500	1,686

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030	$2,140	$2,397
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2031	3,250	3,629
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,000	1,113
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	1,600	1,776
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2040	2,500	2,737
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	5,500	6,022
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 4.00% 2041	7,980	8,121
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	3,130	3,528
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2026)	6,200	7,321
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,024
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B-1, 5.00% 2027	1,000	1,090
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2015-C-4, (1-month USD-LIBOR + 1.25%) 2.314% 2039 (put 2020)1	5,000	5,012
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 20424	2,500	1,748
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 20474	2,665	1,863
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.00% 2021 (escrowed to maturity)	455	484
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.75% 2031 (preref. 2021)	1,235	1,415
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030 (preref. 2020)	350	390
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040 (preref. 2020)	975	1,094
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040 (preref. 2021)	1,000	1,155
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2025	565	624
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	8,750	9,381
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	602
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,000	4,603
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2028	1,000	1,117
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	3,500	3,837
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2028	305	347
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2037	500	553
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2047	1,730	1,892
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	11,004
High Performance Transportation Enterprise, C-470 Express Lanes Rev. Bonds, Series 2017, 5.00% 2056	5,000	5,431
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	4,150	4,436
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 20212	1,000	1,077
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, 5.00% 2046	1,000	1,015
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, National insured, 5.00% 2029	1,510	1,734
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2028	4,485	5,161
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,660	3,047
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,712
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,138

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	$1,685	$1,912
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,250	1,396
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	5,043
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	6,227
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	3,000	3,223
Regional Transportation Dist., Certs. of Part., Series 2014-A, 5.00% 2044	9,500	10,459
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,600	1,746
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	25,862
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	1,575	1,611
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2015-A, 5.00% 2031	1,000	1,169
University of Colorado Hospital Auth., Rev. Bonds, Series 2017-C-1, 4.00% 2047 (put 2020)	4,435	4,587
		352,314
Connecticut 0.78%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	1,000	1,043
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 20302	5,000	5,621
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 20532	735	753
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-B-1, 3.25% 20212	1,400	1,400
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-B-2, 2.875% 20202	700	700
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,460	1,680
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2029	1,540	1,769
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2030	2,265	2,589
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2031	3,000	3,414
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2035	2,895	3,252
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2036	2,990	3,347
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2037	1,000	1,134
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 1.80% 2037 (put 2021)	12,000	11,962
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.30% 2048 (put 2020)	5,000	4,964
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-1, 5.00% 2040 (put 2028)	3,000	3,693
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 2051	2,340	2,233
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 2036	5,000	4,791
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	6,530	6,837
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	3,045	3,238
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 2032	3,870	3,884
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 2037	4,750	4,811
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	4,455	4,744
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	4,200	4,481
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 2032	3,000	2,989
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 2047	7,655	8,209
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	4,355	4,527
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	4,020	4,176
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	785	813
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	8,430	8,971
Mohegan Tribe of Indians, Fin. Auth., Tribal Econ. Dev. Bonds, Series 2015-A, 6.75% 20452,3	2,738	2,939
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2015-C, 6.25% 20302	5,500	5,946

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Bonds, notes & other debt instruments Connecticut (continued)	Principal amount (000)	Value (000)
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 20452	$5,880	$6,221
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 4.75% 20202	1,585	1,595
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2018-A, 5.00% 2031	10,000	11,425
		140,151
Delaware 0.18%
Housing Auth., Single Family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	95	96
County of New Castle, G.O. Bonds, Series 2009-A, 5.00% 2026 (preref. 2018)	1,715	1,744
County of New Castle, G.O. Bonds, Series 2009-A, 5.00% 2027 (preref. 2018)	1,395	1,419
Transportation Auth., Rev. Bonds (U.S. 301 Project), 5.00% 2055	25,455	28,356
		31,615
District of Columbia 1.47%
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0% 20445	2,000	2,501
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2009-A, 5.00% 2039	4,000	4,187
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2009-A, 5.25% 2044	3,000	3,149
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2009-B, Assured Guaranty insured, Capital Appreciation Bonds, 0% 2035	9,470	4,779
G.O. Bonds, Series 2016-D, 5.00% 2041	3,000	3,455
G.O. Bonds, Series 2017-D, 5.00% 2035	23,355	27,317
G.O. Bonds, Series 2017-D, 5.00% 2036	12,250	14,296
G.O. Ref. Bonds, Series 2014-C, 5.00% 2038	1,800	2,051
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	5,510	6,430
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2037	2,500	2,911
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (preref. 2018) (put 2023)	12,000	12,306
Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	5,000	5,314
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025 (preref. 2019)	4,000	4,213
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2028 (preref. 2019)	3,000	3,160
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2016-A, 4.00% 2019	10,000	10,126
Metropolitan Washington DC Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,941
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2031	5,100	3,082
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2036	5,880	2,833
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2038	25,280	11,062
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2040	5,000	2,002
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	40,000	18,358
Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039 (preref. 2019)	8,000	8,391
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	875	971
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	400	442
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	1,385	1,524
Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	6,185
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	144,300	21,235
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 2023	1,500	1,687
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.00% 2024 (preref. 2018)	2,020	2,069
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2009-A, 5.50% 2039 (preref. 2018)	13,000	13,358
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,353
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2037	10,570	12,148

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Bonds, notes & other debt instruments District of Columbia (continued)	Principal amount (000)	Value (000)
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2039	$7,630	$8,745
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 2030	3,750	4,436
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 2031	3,750	4,416
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 2052	24,900	28,477
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 6.00% 2035 (preref. 2018)	1,000	1,031
		263,941
Florida 6.52%
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030 (preref. 2018)	9,000	9,397
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2036	1,285	1,418
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	12,900	14,076
County of Alachua, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	2,000	2,005
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	3,250	3,594
Bonterra Community Dev. Dist., Special Assessment, Series 2017-A-1, 4.00% 2037	405	398
Bonterra Community Dev. Dist., Special Assessment, Series 2017-A-1, 4.125% 2047	750	725
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	5,000	5,518
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	4,835	5,265
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 3.20% 2032	1,095	1,049
County of Broward, Water and Sewer Utility Rev. Bonds, Series 2009-A, 5.25% 2034 (preref. 2018)	12,020	12,331
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.25% 2023	1,060	1,036
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.50% 2024	1,340	1,308
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 2025	1,240	1,213
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 2026	995	963
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 3.00% 2027	695	687
Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 1.25% 2034 (put 2018)	4,000	4,000
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	4,000	4,682
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2037	1,000	1,172
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2038	6,000	7,021
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2042	1,550	1,792
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2019	2,900	2,911
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2021	3,210	3,221
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2023	3,545	3,557
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2024	3,725	3,738
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2025	3,920	3,934
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project), Series 2006, National insured, 5.00% 2026	3,120	3,132
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,024

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	$12,000	$12,551
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	5,000	5,230
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	10,500	11,542
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2045	1,045	1,163
County of Collier, Pine Air Lakes Community Dev. Dist., Special Assessment Bonds, Series 2008, 6.75% 2039	3,045	3,045
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 20192	1,275	1,319
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 20302	1,250	1,385
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	2,970	3,268
Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	4,000	4,099
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	14,755	15,931
City of Fort Myers, Paseo Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 20204	1,210	—
City of Fort Myers, Paseo Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2006, 5.00% 20214	575	—
City of Fort Myers, Paseo Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	270	271
City of Fort Myers, Paseo Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	2,085	804
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2030	1,000	1,191
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2032	2,000	2,366
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2033	2,500	2,947
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2036	500	585
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2037	2,000	2,333
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,085
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2046	21,020	24,068
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2022	2,350	2,481
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2023 (preref. 2019)	2,465	2,606
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2024 (preref. 2019)	2,110	2,231
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2025 (preref. 2019)	2,715	2,870
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2026 (preref. 2019)	2,855	3,018
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022	675	747
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2027	2,000	2,182
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2032	1,000	1,073
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	758
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2030	2,150	2,431
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2031	1,500	1,689
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2032	1,125	1,263
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2033	1,300	1,454
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2034	1,465	1,634

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2035	$4,580	$5,098
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2036	1,380	1,536
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Ringling College), 5.00% 2042	6,000	6,582
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Ringling College), 5.00% 2047	8,000	8,744
County of Hillsborough, Aviation Auth., Tampa International Airport Customer Fac. Charge Rev. Bonds, Series 2015-A, 5.00% 2044	6,350	7,063
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2044	5,000	5,558
County of Hillsborough, Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	2,580	2,592
County of Hillsborough, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Health Facs. Projects - University Community Hospital), Series 2008-A, 5.625% 2029 (preref. 2018)	4,500	4,604
County of Hillsborough, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project), Series 2007-A, 5.65% 2018	2,000	2,023
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	430	436
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	185	188
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	250	256
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2014-B, 3.00% 2045	2,295	2,343
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	965	1,014
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 1, 4.00% 2047	5,455	5,744
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	330	341
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	13,330	14,066
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	19,100	20,444
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 2035	1,000	1,042
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,509
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,584
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,573
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	3,000	3,563
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2027	10,000	12,096
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2028	8,000	9,586
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2029	2,000	2,385
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2031	5,535	6,478
JEA, Electric System Rev. Ref. Bonds, Series 2012-A, 4.00% 2033	3,000	3,133
JEA, St. Johns River Power Park System Rev. Bonds, Issue 3, Series 2, 5.00% 2037	11,325	11,360
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2033	5,565	6,498
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2034	2,085	2,396
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2036	1,355	1,550
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project), Series 2008, 5.875% 2019	490	506
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2015, 4.875% 2035	1,480	1,512
County of Lee, Airport Rev. Ref. Bonds, 5.00% 2033	3,340	3,829
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.125% 2026	500	571
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	2,000	2,321
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,457
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,250	1,450
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,150

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2034	$1,000	$1,147
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,155
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,083
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2022	670	736
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2023	705	782
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2024	650	727
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2025	380	427
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2026	820	926
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	3,250	3,554
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 2045	11,300	11,965
City of Miami Beach, Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, 5.00% 2032	1,645	1,878
City of Miami Beach, Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, 5.00% 2034	1,800	2,050
City of Miami Beach, Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2040	12,850	14,583
City of Miami Beach, Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2044	2,000	2,265
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,088
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,346
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	3,057
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	5,351
County of Miami-Dade, Aviation Rev. Bonds, Series 2016-A-1, 5.00% 2029	3,285	3,548
County of Miami-Dade, Aviation Rev. Bonds, Series 2016-A-1, 5.00% 2029 (preref. 2020)	270	294
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	2,000	2,321
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	1,850	2,129
County of Miami-Dade, Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2012-A, 4.00% 2037	1,000	1,034
County of Miami-Dade, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2035	1,300	1,465
County of Miami-Dade, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2040	6,500	7,257
County of Miami-Dade, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2045	10,000	11,137
County of Miami-Dade, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	5,000	5,796
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	3,050	3,245
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	2,821
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,671
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,615
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,636
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	4,825
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,600	2,869
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2039	4,800	5,419
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	4,000	4,511
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2027	3,000	3,471

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2030	$2,000	$2,296
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2031	2,560	2,929
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	1,250	1,459
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	2,105	2,447
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,525	1,759
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	3,300	3,782
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,143
County of Miami-Dade, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033 (preref. 2018)	5,000	5,092
County of Miami-Dade, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.50% 2036	8,000	8,490
County of Miami-Dade, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2023	5,480	5,848
County of Miami-Dade, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,390	2,552
County of Miami-Dade, School Board, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,431
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 2031	300	304
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 2036	560	561
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 2046	1,240	1,231
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028 (preref. 2020)	8,000	8,704
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2017-A, 4.00% 2047	4,750	4,916
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	5,000	5,759
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024 (preref. 2018)	7,500	7,698
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 4.00% 2038	15,000	15,622
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 4.00% 2018	2,000	2,031
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2020	1,000	1,076
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	500	535
City of Miami Beach, Parking Rev. Ref. Bonds, 5.00% 2045	2,500	2,826
City of Miami Beach, Parking Rev. Ref. Bonds, BAM insured, 5.00% 2040	1,190	1,341
City of Miami Beach, Water and Sewer Rev and Rev. Ref. Bonds, Series 2017, 5.00% 2047	12,550	14,412
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2024	1,750	2,064
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	122
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	7,000	7,835
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,105
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,750	1,940
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2040	1,900	2,082
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	4,765	4,928
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2029	995	1,054
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	150	153
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027 (preref. 2018)	850	870
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	750	767
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028 (preref. 2018)	4,250	4,352
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	975	996

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031 (preref. 2018)	$5,525	$5,659
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	410	421
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020 (preref. 2018)	2,330	2,390
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023 (preref. 2019)	3,000	3,186
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026 (preref. 2019)	1,500	1,593
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024 (preref. 2019)	3,255	3,470
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2027	675	790
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2028	1,250	1,458
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2031	1,715	1,979
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2029	6,000	7,044
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2030	5,000	5,841
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2031	2,000	2,333
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,616
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2035	2,000	2,174
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2036	6,965	7,554
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	12,500	13,429
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2048	7,250	7,752
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	2,000	2,253
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2028	2,015	2,275
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	4,500	4,960
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	6,250	6,846
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	7,900	8,626
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	5,400	5,973
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	3,945	4,347
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	12,720	13,975
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2034	5,000	5,641
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2036	3,000	3,360
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	2,000	2,261
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,181
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	2,000	2,174
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	3,000	3,347
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029 (preref. 2020)	5,505	5,938
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035 (preref. 2020)	3,955	4,271
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035 (preref. 2020)	1,045	1,129
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040 (preref. 2020)	1,835	1,982
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040 (preref. 2020)	1,165	1,258
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040 (preref. 2020)	7,500	8,081
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2024	2,000	2,289

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	$27,350	$30,586
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033 (preref. 2020)	3,500	3,862
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	15,950	18,055
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project), Series 2004-B, 4.00% 2034	1,200	1,198
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2030	3,655	4,110
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2038	2,380	2,616
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2016-B, 5.00% 2036	1,250	1,393
County of Palm Beach, Solid Waste Auth., Improvement Rev. Bonds, Series 2008-B, 5.50% 2028 (preref. 2018)	5,000	5,138
County of Palm Beach, Solid Waste Auth., Improvement Rev. Bonds, Series 2009, 5.25% 2021 (preref. 2019)	3,095	3,287
County of Palm Beach, Solid Waste Auth., Improvement Rev. Bonds, Series 2009, 5.25% 2021 (preref. 2019)	905	961
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 20364	2,085	104
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 5.25% 2025 (put 2015)4	725	36
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 20384	3,005	150
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 20144	1,385	69
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012, 5.25% 2025 (put 2015)4	590	29
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036	1,120	1,098
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038	2,170	2,271
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 2035	415	460
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-B, 7.25% 2022	270	293
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020	1,260	1,264
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	1,200	1,298
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	2,475	2,655
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2030	1,750	1,845
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2031	2,000	2,101
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2032	4,000	4,189
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2033	2,900	3,020
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2034	1,000	1,038
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2036	2,000	2,068
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund - Intermodal Program), Series 2011-A, 5.00% 2029	1,240	1,370
County of Putnam, Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	1,000	1,010
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 20244	10,125	—
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Ref. Bonds, Series 2011, 0% 2039	39,650	8,553
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 20234	1,565	1,095
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 2036	1,000	1,035

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
County of St. Johns, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.75% 2030 (preref. 2020)	$1,000	$1,101
County of St. Johns, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040 (preref. 2020)	5,625	6,210
County of St. Johns, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 6.00% 2045 (preref. 2020)	2,000	2,214
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 2032	2,350	2,308
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 2045	150	143
County of St. Johns, Tolomato Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.40% 2037	995	996
County of Sarasota, G.O. Bonds, 5.00% 2020 (preref. 2018)	2,410	2,468
County of Sarasota, G.O. Bonds, 5.00% 2020 (preref. 2018)	285	292
County of Sarasota, G.O. Bonds, 5.00% 2021 (preref. 2018)	2,555	2,617
County of Sarasota, G.O. Bonds, 5.00% 2021 (preref. 2018)	300	307
Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 1.25% 2035 (put 2018)	1,500	1,501
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2008, 5.00% 2028 (preref. 2018)	13,000	13,117
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 5.00% 2028	2,000	2,326
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	1,061
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2042	8,250	9,324
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2047	8,000	9,007
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2026	550	626
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2027	1,000	1,130
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,162
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,162
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,405
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,000	2,327
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2035	2,000	2,322
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2037	4,525	5,234
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	2,650	2,862
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2036	2,000	2,187
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	2,975	3,225
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	1,500	1,608
City of Tampa, Health System Rev. Bonds (Baycare Health System Issue), Series 2016-A, 4.00% 2046	10,000	10,198
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	1,000	1,072
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	3,092
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,581
City of Tampa, Rev. Ref. Bonds (University of Tampa Project), 5.00% 2033	1,000	1,115
City of Tampa, Rev. Ref. Bonds (University of Tampa Project), 5.00% 2035	2,000	2,223
City of Tampa, Rev. Ref. Bonds (University of Tampa Project), 5.00% 2040	4,555	5,064
City of Tampa, Rev. Ref. Bonds (University of Tampa Project), 5.00% 2045	1,500	1,658
County of Tampa-Hillsborough, Expressway Auth., Rev. Bonds, Series 2017, 5.00% 2047	19,000	21,761
County of Tampa-Hillsborough, Expressway Auth., Rev. Bonds, Series 2017-C, 5.00% 2048	5,000	5,739

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
County of Tampa-Hillsborough, Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	$1,000	$1,115
County of Tampa-Hillsborough, Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	1,250	1,389
County of Tampa-Hillsborough, Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	4,000	4,453
County of Tampa-Hillsborough, Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	2,180	2,476
County of Tampa-Hillsborough, Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 2042	12,000	12,466
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2016-C, 5.00% 2027	6,425	7,858
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	17,185	19,884
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2022	380	401
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2023	395	419
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2024	405	430
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2025	325	344
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2026	370	391
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2027	350	368
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2028	365	380
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2029	375	389
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	5,000	5,710
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2029	1,000	1,133
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2033	1,635	1,827
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2034	1,620	1,804
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2045	4,000	4,435
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,225
City of West Palm Beach, Utility System Rev. Bonds, Series 2017-A, 5.00% 2042	7,800	9,036
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	2,020	2,012
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	1,530	1,511
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	950	931
		1,170,909
Georgia 2.49%
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2037	1,000	1,102
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	10,922
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2024	7,000	7,430
City of Atlanta, Dev. Auth., Rev. Bonds (Georgia State University Research Foundation - Science Park, LLC Project), Series 2016, 5.00% 2026	500	594
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A1, 6.75% 2035	7,000	7,151
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A1, 7.00% 2040	3,230	3,323
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2025 (preref. 2023)	1,000	1,162
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2026 (preref. 2023)	4,000	4,649
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2027 (preref. 2023)	7,165	8,327
City of Atlanta, Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,140	1,137
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2024	1,650	1,895
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,450	6,586

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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2026	$1,000	$1,178
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2032	3,925	4,543
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, 5.00% 2040	17,280	19,721
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	23,125
County of Baldwin and the City of Milledgeville, Dev. Auth., Student Housing Rev. Ref. Bonds (Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, (3-month USD-LIBOR + 0.65%) 1.785% 20331	10,000	9,141
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Vogtle Project), Series 2012, 1.85% 2049 (put 2019)	3,000	2,988
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Vogtle Project), Series 2012, 1.85% 2049 (put 2019)	1,800	1,793
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2017-C, 4.125% 2045	21,500	21,526
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	1,370	1,575
County of Cobb, Dev. Auth., Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,106
County of Cobb, Dev. Auth., Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	1,500	1,652
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 2036	1,500	1,710
Counties of DeKalb, Newton and Gwinnett, Joint Dev. Auth., Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029 (preref. 2019)	5,000	5,315
Counties of DeKalb, Newton and Gwinnett, Joint Dev. Auth., Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.125% 2040 (preref. 2019)	5,000	5,324
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	7,950	8,614
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	13,125	14,146
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,797
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,676
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,785
County of Fulton, Dev. Auth., Rev. Bonds (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 2046	1,000	1,113
County of Fulton, Dev. Auth., Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,245	4,123
G.O. Bonds, Series 2008-B, 5.00% 2028 (preref. 2018)	1,340	1,361
G.O. Bonds, Series 2009-B, 5.00% 2024 (preref. 2019)	1,695	1,751
G.O. Bonds, Series 2009-B, 5.00% 2027 (preref. 2019)	6,990	7,220
G.O. Bonds, Series 2009-D, 5.00% 2026 (preref. 2019)	3,955	4,130
G.O. Bonds, Series 2012-A, 5.00% 2024	4,760	5,408
G.O. Rev. Ref. Bonds, Series 2009-I, 5.00% 2020	13,000	14,052
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2021	5,000	5,498
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2024	2,500	2,937
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2025	2,500	2,974
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2031	1,000	1,163
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2034	1,500	1,726
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2036	5,405	6,195
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,930	3,087

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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030 (preref. 2020)	$9,415	$10,044
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, (SIFMA Municipal Swap Index + 0.95%) 2.11% 2035 (put 2020)1	11,800	11,831
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 5.00% 2030	2,250	2,560
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	6,245	6,353
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	1,590	1,617
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.375% 2029	2,500	2,620
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2010-A, Assured Guaranty insured, 5.00% 2022	1,435	1,538
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2010-A, Assured Guaranty insured, 5.00% 2022 (preref. 2020)	505	545
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	2,135	2,241
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	2,765	2,867
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	5,100	5,295
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	5,045	5,242
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-B, 4.00% 2047	2,250	2,416
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	1,165	1,170
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	2,000	2,223
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	9,317
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	5,437
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	42,500	46,000
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	4,865	5,226
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.50% 2026	1,560	1,586
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.50% 2026 (preref. 2018)	4,440	4,515
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	5,980	6,086
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019 (preref. 2018)	17,020	17,323
Municipal Electric Auth., Project One Bonds, Series 2008-D, 6.00% 2023	2,890	2,945
Municipal Electric Auth., Project One Bonds, Series 2008-D, 6.00% 2023 (preref. 2018)	8,210	8,365
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	3,250	3,513
Municipal Electric Auth., Series 2015-A, 5.50% 2060	14,500	16,248
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2026	4,500	5,098
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,250	1,394
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2033	1,000	1,100
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	2,380	2,590
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 2038	2,500	2,850
State Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,205	1,416
		447,302
Guam 0.17%
Business Privilege Tax Bonds, Series 2015-D, 5.00% 2030	5,000	5,486
Business Privilege Tax Bonds, Series 2015-D, 5.00% 2031	1,000	1,095
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	2,000	2,212
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	3,000	3,356
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030 (preref. 2020)	5	5

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Bonds, notes & other debt instruments Guam (continued)	Principal amount (000)	Value (000)
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2030	$1,000	$1,090
Power Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2039	500	544
Power Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2044	750	813
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	1,885	2,073
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	2,000	2,187
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040 (preref. 2020)	4,810	5,263
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	6,100	6,746
		30,870
Hawaii 0.51%
G.O. Bonds, Series 2018-FT, 5.00% 2026	3,970	4,698
G.O. Bonds, Series 2018-FT, 5.00% 2031	10,510	12,454
G.O. Bonds, Series 2018-FT, 5.00% 2032	2,000	2,359
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2017-H, (SIFMA Municipal Swap Index + 0.32%) 1.48% 2025 (put 2020)1	1,500	1,501
City and County of Honolulu, G.O. Bonds, Series 2009-A, 5.00% 2026 (preref. 2019)	1,000	1,041
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 2026	1,000	1,184
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2029	1,000	1,180
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2030	2,725	3,203
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2032	1,000	1,168
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2033	1,650	1,920
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2034	1,140	1,323
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2035	3,750	4,343
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2036	2,500	2,890
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2037	2,745	3,166
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2035	4,935	5,801
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2036	2,500	2,932
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2037	4,270	4,992
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2047	10,000	11,560
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.625% 2030	1,000	1,074
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	17,000	18,996
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034 (preref. 2019)	1,575	1,671
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038 (preref. 2019)	2,645	2,839
		92,295
Idaho 0.14%
Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 1.10% 2048 (put 2018)	11,000	10,999
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 2034	1,750	1,808
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 2044	5,750	5,995

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Bonds, notes & other debt instruments Idaho (continued)	Principal amount (000)	Value (000)
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2027 (preref. 2019)	$2,260	$2,374
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.25% 2025 (preref. 2019)	3,260	3,436
		24,612
Illinois 12.60%
Village of Bolingbrook, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	2,000	2,002
Counties of Boone and McHenry, Community Unit School Dist. Number 50, G.O. School Bonds, Series 2008, Assured Guaranty insured, 5.00% 2022 (preref. 2018)	1,115	1,145
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2002, FGIC-National insured, 6.00% 2023	1,000	1,184
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	6,450	6,757
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2009-B, 5.00% 2024 (preref. 2019)	5,510	5,773
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2009-B, 5.00% 2024 (preref. 2019)	2,810	2,942
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2009-B, 5.25% 2034 (preref. 2019)	2,500	2,628
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2025	7,425	8,328
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2016-A, 4.00% 2029	8,280	8,670
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Second Series 2002, FGIC-National insured, 5.75% 2019	6,250	6,585
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	5,200	5,569
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2013, 5.00% 2026	10,850	12,275
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2024	3,070	3,343
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2027	13,430	14,203
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	1,275	1,469
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2029	7,000	7,974
City of Chicago, Board of Education, G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	3,000	3,099
City of Chicago, Board of Education, G.O. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2034	10,000	10,329
City of Chicago, Board of Education, G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	2,500	2,659
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	3,000	3,113
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	1,350	1,547
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20462	13,950	16,843
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	6,000	6,284
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,000	1,027
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	2,000	2,056
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	8,500	8,759
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.25% 2025	2,610	2,631
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2013-A-3, (SIFMA Municipal Swap Index + 0.83%) 1.99% 2036 (put 2018)1	20,005	19,956
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 20422	10,115	12,294
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2019	1,550	1,601
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	3,000	3,171
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2023	1,000	1,069
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	1,000	1,069
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,300	1,374
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 2034	3,000	3,348
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,010	1,148
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2034	5,000	5,590

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2035	$4,000	$4,467
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	3,500	3,990
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	4,215	4,795
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	12,000	13,598
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 2024	1,285	1,401
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	2,000	2,180
City of Chicago, G.O. Project and Ref. Bonds, Series 2003-B, 5.00% 2026	1,795	1,943
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2019	1,750	1,792
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	825	897
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	5,490	5,920
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	18,000	20,604
City of Chicago, G.O. Ref. Bonds (Emergency Telephone System), Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,120
City of Chicago, G.O. Ref. Bonds, Series 2003-B, 5.00% 2022	1,320	1,425
City of Chicago, G.O. Ref. Bonds, Series 2008-C, 5.00% 2034	5,270	5,336
City of Chicago, G.O. Ref. Bonds, Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	5,000	5,249
City of Chicago, G.O. Ref. Bonds, Series 2015-C, 5.00% 2024	4,250	4,633
City of Chicago, G.O. Ref. Bonds, Series 2016-C, 5.00% 2027	2,000	2,184
City of Chicago, G.O. Ref. Bonds, Series 2017-A, 5.625% 2029	5,755	6,566
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 2024	1,000	1,129
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2027	2,000	2,275
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	4,000	4,592
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	8,953
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	1,500	1,575
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	2,075	2,287
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039 (preref. 2021)	10,085	11,266
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031 (preref. 2021)	3,000	3,330
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-D, 5.00% 2039	10,000	10,970
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	5,000	5,598
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2032	1,000	1,187
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2042	2,000	2,328
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,704
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2031	5,000	5,670
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	3,000	3,390
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-D, 5.00% 2046	1,500	1,662
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2032	500	571
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2033	1,250	1,424
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2034	1,000	1,136
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2035	1,750	1,984
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2017-B, 5.00% 2038	6,820	7,782
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2023	2,000	2,217
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2025	1,000	1,122
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2026	4,175	4,692
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2027	1,000	1,130
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2023 (preref. 2020)	2,215	2,357
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B-1, National insured, 0% 2022	3,185	2,672
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B-1, National insured, 0% 2031	4,210	2,226

The Tax-Exempt Bond Fund of America — Page 35 of 108

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, Capital Appreciation Bonds, National insured, 0% 2031	$4,000	$2,115
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2018	5,865	5,749
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2022	2,285	1,917
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2023	2,500	1,999
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	5,945	6,000
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	17,950	21,077
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2021	2,720	2,987
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2022	2,250	2,478
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2036	3,000	3,271
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	27,500	30,630
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2046	10,000	10,822
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	33,585	36,010
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	11,500	12,526
City of Chicago, Wastewater Transmission Rev. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2028	1,070	733
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	7,775	8,262
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	429
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	1,000	1,079
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,975	2,203
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	2,500	2,823
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	4,500	5,130
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,108
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,753
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,292
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,188
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2035	1,000	1,089
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,083
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2012, 4.00% 2019	200	204
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	100	112
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 2047	9,850	10,705
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	5,000	5,586
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2032	7,600	8,454
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2034	9,000	9,924
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2038	3,915	4,286
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,138
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	3,000	3,385
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2025	10,275	11,932
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	3,250	3,763
City of Chicago, Water Rev. Bonds, Series 2012, 4.00% 2020	625	657
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2026	965	1,069
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2030	4,750	5,329
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2031	5,135	5,731
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2025	1,000	1,150
City of Chicago, Water Rev. Bonds, Series 2016-A-1, Assured Guaranty Municipal insured, 5.00% 2025	620	725
City of Chicago, Water Rev. Ref. Bonds (Second Lien), Series 2017, 5.00% 2036	1,200	1,346
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2027	6,000	6,991
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2028	4,000	4,609

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	$6,875	$7,387
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,000	3,270
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	1,000	1,117
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2023	650	735
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2035	2,295	2,616
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2036	3,500	3,980
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2037	2,895	3,289
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	2,590	2,712
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 1994-D, FGIC-National insured, 7.75% 2019	2,020	2,118
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-B, FGIC-National insured, 5.75% 2033	9,630	12,223
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	9,498
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	7,390
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 2029	15,000	18,652
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	3,820	4,096
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,312
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	2,150	2,602
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	10,820	13,804
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Series 2016-A, BAM insured, 5.00% 2047	9,635	10,534
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G. O. Bonds, Series 2013, 5.25% 2043	5,150	5,378
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	8,080	9,374
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	5,895	6,804
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,350	1,541
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	4,750	5,392
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,640
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 2019	1,700	1,795
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 2020	750	812
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 2021	625	691
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 2034	1,000	1,121
Fin. Auth., Clean Water Initiative Revolving Fund Rev. Bonds, Series 2016, 4.00% 2026	5,300	5,852
Fin. Auth., Clean Water Initiative Revolving Fund Rev. Bonds, Series 2016, 5.00% 2029	2,700	3,150
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2046	2,000	2,029
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038 (preref. 2018)	3,000	3,110
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044 (preref. 2019)	530	554
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044 (preref. 2019)	470	491
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042	5,315	5,700
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	990	1,132
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 2038	3,850	3,979
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2030	2,500	2,851
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009-B, 5.75% 2039 (preref. 2019)	11,520	12,357
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	2,680	2,991
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2034	1,125	1,172
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2035	1,000	1,036
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2035	1,000	1,036
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2027	5,000	5,900

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	$6,410	$7,509
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	8,315	9,721
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2030	6,200	7,219
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2031	2,580	2,988
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	4,000	4,735
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	2,000	2,362
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	3,500	4,116
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	3,000	3,536
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2031	5,000	5,849
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2032	5,000	5,832
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	5,000	5,811
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2034	5,000	5,794
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2035	4,430	5,122
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	511
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,713
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040 (preref. 2021)	10,000	11,364
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2030	1,000	1,156
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2032	1,000	1,149
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2033	1,150	1,315
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2034	1,310	1,491
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2036	1,000	1,134
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	3,500	3,939
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2028	840	942
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2029	3,000	3,347
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2030	5,000	5,542
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2031	3,000	3,306
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	2,500	2,749
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2033	9,000	9,861
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2034	3,000	3,280
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2036	2,000	2,177
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), 5.125% 2045	7,500	7,376
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2024	245	285
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2025	685	798
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2030	1,000	1,125
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2035	1,350	1,491
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2045	4,605	5,021
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2026	3,000	3,423
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	2,990	3,390
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2033	3,835	4,250
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	5,000	5,462
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	28,935	31,415
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,049
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	2,000	2,302
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2032	3,290	3,660
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,425	1,581
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2034	3,240	3,584
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2035	3,335	3,681
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 4.00% 2047	14,500	15,024
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2030	1,280	1,513
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2042	4,000	4,606
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	9,600	10,925
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	2,275	2,474
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,550	1,791
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2027	4,750	5,532
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	3,000	3,468

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	$1,000	$1,145
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.445% 2036 (put 2021)1	1,775	1,785
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2027	1,875	2,148
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2028	5,000	5,710
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2029	8,000	9,089
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2030	7,615	8,613
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2031	3,000	3,381
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2033	2,500	2,794
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2034	1,895	2,112
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2036	1,145	1,270
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2041	2,000	2,205
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	4,000	4,002
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	3,022
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2034	2,500	2,797
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	2,500	2,777
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	2,595	2,903
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044 (preref. 2019)	2,000	2,167
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	500	540
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,785	11,517
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	26,575	29,039
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-A, 5.00% 2026	1,610	1,896
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2028 (preref. 2018)	2,500	2,544
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038 (preref. 2018)	10,000	10,205
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,041
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2033	8,500	9,539
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,144
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2035	5,900	6,742
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,717
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,950	5,429
Fin. Auth., Rev. Ref. Bonds (Ascension Health Credit Group), Series 2012-A, 5.00% 2042	7,500	8,167
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2028	1,860	2,123
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2029	650	738
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2031	1,185	1,336
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2040	1,275	1,337
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,035
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	686
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2034	1,000	1,038
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2040	15,000	15,386
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2030	1,000	1,156
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2035	1,000	1,136
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,327
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,535	1,696
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	10,167
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039 (preref. 2019)	14,000	14,966
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System Obligated Group), Series 2010-A, 6.00% 2039	4,475	4,743
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System Obligated Group), Series 2010-A, 6.00% 2039 (preref. 2020)	9,475	10,405
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	3,903
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	3,893
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2034	2,000	2,213
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	21,890	23,954
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	14,860	16,267
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	180	197
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	14,000	15,334

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	$1,000	$1,013
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	650	755
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2032	1,600	1,817
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	6,975	7,449
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	3,525	3,802
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	2,660	2,833
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026 (preref. 2020)	1,340	1,445
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	1,200	1,308
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	1,265	1,209
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 6.75% 2031 (preref. 2021)	1,000	1,154
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	10,000	11,615
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	32,250	35,436
G.O. Bonds, Series 2007, 5.25% 2021	2,275	2,396
G.O. Bonds, Series 2012, 5.00% 2018	1,655	1,677
G.O. Bonds, Series 2012, 5.00% 2035	1,000	1,028
G.O. Bonds, Series 2013-A, 5.00% 2022	980	1,037
G.O. Bonds, Series 2013-A, 5.00% 2022	230	237
G.O. Bonds, Series 2014, 5.00% 2019	300	310
G.O. Bonds, Series 2014, 5.00% 2020	660	684
G.O. Bonds, Series 2014, 5.00% 2024	2,795	2,977
G.O. Bonds, Series 2014, 5.00% 2026	2,000	2,127
G.O. Bonds, Series 2014, 5.00% 2039	11,250	11,662
G.O. Bonds, Series 2014, 5.00% 2039	5,100	5,293
G.O. Bonds, Series 2016, 5.00% 2018	1,600	1,604
G.O. Bonds, Series 2016, 5.00% 2028	4,840	5,131
G.O. Bonds, Series 2016, 5.00% 2037	7,500	7,901
G.O. Bonds, Series 2016, 5.00% 2038	14,000	14,739
G.O. Bonds, Series 2016, 5.00% 2041	2,000	2,094
G.O. Bonds, Series 2017, 5.00% 2033	7,200	7,607
G.O. Bonds, Series 2017-A, 5.00% 2018	2,000	2,039
G.O. Bonds, Series 2017-A, 5.00% 2036	11,500	12,187
G.O. Bonds, Series 2017-C, 5.00% 2029	10,000	10,667
G.O. Bonds, Series 2017-D, 5.00% 2021	7,000	7,398
G.O. Bonds, Series 2017-D, 5.00% 2024	5,000	5,348
G.O. Bonds, Series 2017-D, 5.00% 2026	8,000	8,567
G.O. Bonds, Series 2017-D, 5.00% 2028	6,500	6,944
G.O. Ref. Bonds, Series 2012, 5.00% 2020	5,000	5,217
G.O. Ref. Bonds, Series 2012, 5.00% 2025	4,540	4,786
G.O. Ref. Bonds, Series 2016, 5.00% 2030	7,700	8,116
G.O. Ref. Bonds, Series 2016, 5.00% 2034	1,925	2,032
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	1,360	1,363
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	10,000	10,672
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,192
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2020	4,150	4,347
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,362
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	1,335	1,345
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	10,860	11,318
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 20433	954	918

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.16% 2050 (put 2025)1	$27,800	$27,595
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	5,215	5,512
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 2048	7,700	8,248
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	2,360	2,704
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,335
Village of Manhattan, Special Service Area No. 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 20224	1,900	342
Village of Manhattan, Special Service Area Number 2007-5, Special Tax Bonds (Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 20404	2,300	575
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	21,475	12,750
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	1,210	856
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2031	2,725	1,527
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2035	5,000	2,184
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, Capital Appreciation Bonds, National insured, 0% 2025	6,535	4,886
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2034	15,000	7,068
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,571
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 2029	10,000	6,271
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,825	2,159
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	24,500	3,593
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	71,500	11,706
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 2057	7,500	8,100
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, Capital Appreciation Bonds, Assured Guaranty Municipal insured, 0% 2056	30,000	4,968
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	14,020	14,391
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	535
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 0% 2041	4,155	1,442
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	7,015	7,598
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	6,870	7,373
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds, Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	6,531
Village of Montgomery, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	692	694
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,461
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	7,500	8,653
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	10,450	11,987

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	$3,500	$3,651
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	7,500	8,054
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 6.00% 2028 (preref. 2021)	1,000	1,139
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2026	15,890	18,650
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2027	10,480	12,376
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2028	7,815	9,158
Regional Transportation Auth., G.O. Ref. Bonds, Series 2017-A, 5.00% 2029	7,670	8,947
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,750	2,060
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2032	9,520	11,081
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2033	17,230	19,976
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2034	8,090	9,350
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2035	2,675	3,084
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2036	10,105	11,623
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2040	20,000	22,859
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 4.00% 2018	1,630	1,634
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	1,520	1,641
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2024	1,905	2,043
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2025	2,005	2,129
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	5,000	5,140
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2015-B, BAM insured, 5.00% 2018	1,425	1,431
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2027	4,155	4,802
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2028	4,820	5,597
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043 (preref. 2023)	1,000	1,274
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	385	493
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	17,340	22,566
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,100
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	4,755	5,266
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036 (preref. 2018)	5,500	5,517
City of Springfield, Electric Rev. Bonds, Series 2015, 5.00% 2031	2,220	2,489
City of Springfield, Electric Rev. Bonds, Series 2015, 5.00% 2032	3,000	3,354
City of Springfield, Electric Rev. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	6,000	6,619
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,481
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,131
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,385
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,989
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,119
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,456
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	38,353
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,827
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,391
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,260
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,692

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	$9,500	$10,680
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	5,000	5,727
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,482
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,275
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,156
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	16,980	19,192
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2038	4,000	4,589
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2039	3,000	3,439
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2042	21,955	25,068
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,284
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	10,654
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	10,644
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,247
Board of Trustees of The University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.25% 2041	1,750	1,867
Board of Trustees of The University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.50% 2031	2,000	2,192
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	8,500	9,123
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2015-A, 5.00% 2027	1,185	1,329
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2021	2,670	2,921
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	1,800	2,050
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,615	1,706
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	10,000	11,101
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	5,000	5,094
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2025	2,315	2,324
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	2,000	2,054
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2020	1,000	1,060
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2021	3,360	3,630
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	8,000	8,173
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Assured Guaranty Municipal insured, 2.25% 2022	800	782
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Assured Guaranty Municipal insured, 2.50% 2023	900	882
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Assured Guaranty Municipal insured, 2.75% 2024	950	939
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Assured Guaranty Municipal insured, 2.875% 2025	505	497
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Assured Guaranty Municipal insured, 3.00% 2026	865	849
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Nos. 2005-108 and 2005-109), Assured Guaranty Municipal insured, 2.75% 2024	1,169	1,155
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Nos. 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.00% 2025	729	723

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Nos. 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.125% 2026	$1,299	$1,284
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Nos. 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.25% 2027	1,369	1,348
		2,263,967
Indiana 1.09%
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,071
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	5,980	6,387
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	19,600	21,595
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2041	14,800	16,445
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group), Series 2009-A, 5.25% 2039 (preref. 2019)	1,000	1,065
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	8,700	8,869
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	22,830	23,076
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	2,165	2,394
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	1,000	1,136
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2036	3,000	3,350
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028 (preref. 2020)	2,000	2,185
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024 (preref. 2018)	5,535	5,535
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,605
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2001-A-1, 5.00% 2035	2,780	3,176
Hospital Fin. Auth., Hospital Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2028	500	605
Hospital Fin. Auth., Hospital Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2029	700	849
Hospital Fin. Auth., Hospital Ref. Bonds (Parkview Health), Series 2017-A, 5.00% 2030	325	395
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2029	1,000	1,141
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 5.00% 2040	5,000	5,612
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2029	1,420	1,550
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2029 (preref. 2022)	30	34
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2029	1,000	1,093
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2031	1,250	1,358
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	7,000	7,555
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028 (preref. 2019)	2,000	2,094
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037	1,500	1,678
City of Indianapolis, Local Public Improvement, Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	10,420	11,892
City of Indianapolis, Local Public Improvement, Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	6,055	6,986
City of Indianapolis, Local Public Improvement, Bond Bank Rev. Ref. Bonds, Series 2011-K, 5.00% 2024	2,000	2,192
County of Jasper, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	3,000	3,133
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026 (preref. 2019)	2,000	2,075
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 2042	2,750	3,062
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2030 (preref. 2023)	1,500	1,757
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2032 (preref. 2023)	2,000	2,343
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2038	2,000	2,271
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2036	4,550	5,211
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2037	7,970	9,109

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Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2011-A, 5.00% 2031 (preref. 2021)	$2,000	$2,218
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,148
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,503
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,383
Trustees of Purdue University, Purdue University Student Facs. System, Rev. Ref. Bonds., Series 2015-BB-1, 5.00% 2034	530	613
Trustees of Purdue University, Purdue University Student Fee Bonds, Rev. Ref. Bonds, Series 2012-AA, 5.00% 2030	1,500	1,691
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2009-X, 5.25% 2021 (preref. 2019)	1,620	1,704
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2009-X, 5.25% 2022 (preref. 2019)	1,825	1,920
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2032	470	545
Trustees of Purdue University, Purdue University Student Fee Bonds, Series 2015-BB-1, 5.00% 2033	1,530	1,771
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 2025	3,200	3,196
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2014-A, 1.75% 2025 (put 2018)	1,000	999
		195,575
Iowa 0.29%
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-E, 4.00% 2046	6,000	6,086
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	8,965	9,272
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	5,500	5,822
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	1,250	1,272
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.875% 20272	7,705	8,229
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2036	1,250	1,394
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2047	500	552
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 20433	519	496
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	4,295	4,558
Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, 3.50% 2047	9,210	9,673
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	4,931
		52,285
Kansas 0.50%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2032	1,500	1,663
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	5,625	5,907
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029 (preref. 2019)	250	268
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039 (preref. 2019)	750	805
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.25% 2022	2,500	2,503
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	14,500	14,512
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	10,000	10,548
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	44,550	50,003
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 3.00% 2023	2,300	2,313

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Bonds, notes & other debt instruments Kansas (continued)	Principal amount (000)	Value (000)
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 4.00% 2028	$890	$897
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 5.00% 2034	625	630
		90,049
Kentucky 0.77%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2029	1,000	1,100
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2040	725	776
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2013-A, 5.25% 2024	2,000	2,296
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2036	3,320	3,664
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	495	505
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024 (preref. 2018)	505	516
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	5,790	6,332
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	2,500	2,719
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033 (preref. 2018)	1,000	1,016
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042 (preref. 2018)	3,000	3,047
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 4.00% 2041	1,000	1,013
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2045	13,700	15,132
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2047	6,250	6,888
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	720	744
Counties of Louisville and Jefferson Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2035	1,545	1,573
Counties of Louisville and Jefferson Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2036	10,000	10,190
Counties of Louisville and Jefferson Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2032	6,500	7,391
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,716
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	2,000	2,293
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,500	1,709
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2032	2,610	2,938
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	2,185	2,445
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	34,400	37,371

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Bonds, notes & other debt instruments Kentucky (continued)	Principal amount (000)	Value (000)
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	$5,000	$5,561
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	18,020	20,242
		139,177
Louisiana 1.67%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2033	845	952
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2040	2,050	2,283
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2045	2,500	2,775
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 2035	1,340	1,537
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2024 (preref. 2022)	1,750	1,983
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	3,600	4,210
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	12,000	14,144
East Baton Rouge Mortgage Fin. Auth., Single Family Mortgage Rev. Ref. Bonds (Mortgage-Backed Securities Program), Series 2009-A-2, 5.25% 2039	205	210
G.O. Bonds, Series 2011-A, 5.00% 2022 (preref. 2020)	10,000	10,853
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2042	4,000	4,570
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2047	3,320	3,781
Parish of Jefferson, Hospital Dist. No. 1 (West Jefferson Medical Center), Hospital Rev. Ref. Bonds, Series 2011-A, 6.00% 2039 (preref. 2021)	6,500	7,287
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 20442	1,000	1,038
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	2,000	2,272
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	1,500	1,665
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	11,275	12,560
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,700	4,122
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facilities, Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	3,940	4,518
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facilities, Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2032	4,580	5,224
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facilities, Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2033	4,620	5,245
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facilities, Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2034	4,895	5,540
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facilities, Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2036	4,680	5,276
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 2032	5,165	5,178
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds, BAM insured, 5.00% 2028	2,500	2,976
Local Government Facs. and Community Dev. Auth. (Woman’s Hospital Foundation Project), Hospital Rev. Ref. Bonds, Series 2017-A, 5.00% 2041	500	554
Local Government Facs. and Community Dev. Auth. (Woman’s Hospital Foundation Project), Hospital Rev. Ref. Bonds, Series 2017-A, 5.00% 2044	3,000	3,325
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,291
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,713
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,829
Military Dept., Custodial Receipts, 5.00% 2021	7,425	7,557

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Bonds, notes & other debt instruments Louisiana (continued)	Principal amount (000)	Value (000)
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2030	$1,000	$1,078
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2030	900	1,026
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2033	1,000	1,133
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2034	1,000	1,130
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2040	3,000	3,360
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2040	2,000	2,233
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	5,000	5,582
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	1,350	1,503
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2029	900	1,033
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2032	1,000	1,137
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2044	4,000	4,446
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2033	5,000	5,598
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2052	1,000	1,096
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2057	2,320	2,540
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2046	1,100	1,205
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	14,820	16,123
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	10,780	11,712
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2032	2,000	2,252
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2032	495	557
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2032 (preref. 2026)	5	6
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2033	3,455	3,881
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2034	1,490	1,668
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2034 (preref. 2026)	10	12
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2047	2,350	2,570
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031 (preref. 2021)	2,500	2,858
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037 (preref. 2021)	2,420	2,786
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041 (preref. 2021)	2,000	2,319
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,179
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-B, 3.50% 2030	500	505
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Assured Guaranty Municipal insured, 5.25% 2051	13,405	14,764
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2042	5,000	5,515
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2046	25,895	28,455
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.00% 2024	625	682
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.25% 2029	1,150	1,260
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2036	1,250	1,423
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2037	1,340	1,523
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2041	1,000	1,130
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	490	494
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2028	19,425	19,653
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2029	5,000	5,231
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	2,950	2,967
		300,093

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Bonds, notes & other debt instruments Maine 0.30%	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	$8,750	$9,172
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	8,000	8,722
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	2,000	2,184
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	500	552
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	6,030	6,311
Housing Auth., Mortgage Purchase Bonds, Series 2016-C, 3.50% 2046	5,920	6,193
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	2,300	2,452
Housing Auth., Mortgage Purchase Bonds, Series 2017-B, 4.00% 2047	2,050	2,178
Housing Auth., Mortgage Purchase Bonds, Series 2017-F, 3.50% 2047	2,815	2,955
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	315	327
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	1,540	1,604
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 2047	9,000	10,425
		53,075
Maryland 1.81%
County of Anne Arundel, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2022	500	562
County of Anne Arundel, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2023	225	257
County of Anne Arundel, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,121
County of Anne Arundel, Special Obligation Bonds (National Business Park-North Project), Series 2010, National insured, 6.10% 2040	2,250	2,308
City of Baltimore, Stadium Auth., Rev. Bonds (Public Schools Construction and Revitalization Program), Series 2016, 5.00% 2029	2,000	2,343
County of Baltimore, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028 (preref. 2018)	750	750
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2029	1,000	1,161
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2030	1,000	1,157
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2037	2,100	2,370
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2032	2,000	2,291
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2044	5,000	5,660
Mayor and City Council of Baltimore, Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	1,000	1,091
Mayor and City Council of Baltimore, Rev. Bonds (Water Projects), Series 2014-A, 5.00% 2044	1,500	1,693
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 2039	2,215	2,504
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	1,700	1,825
County of Carroll, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021 (preref. 2018)	2,800	2,876
County of Charles, County Commissioners, Consolidated Public Improvement G.O. Bonds, Series 2009-B, 4.25% 2028 (preref. 2019)	1,000	1,028
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 2040	2,500	2,637
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2015-A, 3.50% 2045	2,770	2,904
Community Dev. Administration, Dept. of Housing and Community Dev., Single Family Housing Rev. Bonds, Series 2011-B, 4.00% 2027	455	467
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2027	1,350	1,559
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2028	2,000	2,318
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2031	1,000	1,139
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2035	2,000	2,254
Econ. Dev. Corp., Rev. Ref. Bonds (Constellation Energy Group, Inc. Project), Series 2006-B, 2.55% 2025 (put 2020)	1,835	1,840
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2035	1,000	1,089

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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2039	$2,605	$2,842
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	771
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	272
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.25% 2023 (preref. 2018)	1,300	1,317
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038 (preref. 2018)	3,000	3,044
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043 (preref. 2018)	950	964
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 20332	2,540	2,565
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,010	1,121
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,084
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	3,083
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2027	135	156
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2028	175	201
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2029	190	217
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2030	325	368
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2031	375	422
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2032	325	363
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2036	600	668
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2037	1,000	1,067
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 4.00% 2024	1,350	1,486
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2028	920	1,075
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2029	900	1,046
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,155
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2035	2,265	2,589
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2043	1,250	1,426
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,042
County of Frederick, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,030
County of Frederick, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,012
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	2,795	3,027
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2024	1,000	1,079
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,226
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021 (preref. 2018)	2,000	2,034
G.O. Bonds, State and Local Facs. Loan of 2009, First Series C, 5.00% 2021 (preref. 2019)	4,335	4,503
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,137
G.O. Ref. Bonds, State and Local Facs. Loan of 2017, Second Series B, 5.00% 2026	9,475	11,439
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	3,265	3,274
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,560	1,561
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,877

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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2046	$11,900	$13,408
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2028	1,495	1,765
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2036	2,835	3,247
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2045	13,000	14,704
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2015-A, 5.00% 2028	1,650	1,936
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026 (preref. 2021)	700	788
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031 (preref. 2021)	2,000	2,268
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025 (preref. 2021)	425	485
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2016, 5.00% 2047	1,000	1,120
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2032	800	885
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2033	1,000	1,102
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2034	1,800	1,977
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2036	1,500	1,642
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), 5.00% 2028	1,035	1,188
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2021	800	883
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2027	400	445
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037	1,530	1,657
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.125% 2030 (preref. 2021)	1,750	1,968
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.25% 2045 (preref. 2021)	1,000	1,128
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue), Series 2012-A, 4.00% 2038	1,000	1,008
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue), 5.00% 2027	125	144
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue), 5.00% 2028	215	248
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue), 5.00% 2032	165	188
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2038	9,000	9,983
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2042	4,470	4,938
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	1,000	1,070
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,067
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,594
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2040	1,000	1,078
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2045	1,000	1,074
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	55	57

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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034 (preref. 2019)	$945	$991
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	785	820
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024 (preref. 2019)	455	479
County of Howard, Consolidated Public Improvement G.O. Bonds, Series 2009-A, 5.00% 2023 (preref. 2019)	2,970	3,095
County of Howard, Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2044	1,420	1,462
County of Montgomery, Dept. of Liquor Control, Rev. Bonds, Series 2009-A, 5.00% 2026	3,010	3,128
County of Montgomery, Dept. of Liquor Control, Rev. Bonds, Series 2009-A, 5.00% 2027	1,475	1,533
County of Montgomery, Dept. of Liquor Control, Rev. Bonds, Series 2009-A, 5.00% 2028	1,515	1,574
County of Montgomery, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,055
County of Montgomery, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2019	10,000	10,603
County of Montgomery, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2017-C, 5.00% 2025	10,000	11,996
County of Montgomery, Housing Opportunities Commission, Multi Family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,674
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	3,135	3,296
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	1,145	1,223
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Ref. Bonds, Series 2012-A, 5.00% 2043	415	430
County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MD, 1.14% 2041 (put 2018)1	4,490	4,490
County of Montgomery, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040	1,100	1,213
County of Montgomery, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2013, 5.00% 2045	1,000	1,128
County of Montgomery, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.00% 2044	3,000	3,356
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	253
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	404
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	360
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	673
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	334
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	166
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	249
County of Prince George, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	7,290	7,319
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 20362	1,750	1,710
County of Prince George, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,665
County of Prince George, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	2,545	2,551
County of Prince George, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,003
County of Prince George, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2032	1,150	1,153
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	4,506	4,545
City of Rockville Mayor & Council, Econ. Dev. Rev. Bonds (Ingleside King Farm Project), Series 2017-C-3, 2.50% 2024	625	626

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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), 0% 2037	$5,308	$610
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,010
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,041
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,569
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,188
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,049
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,049
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,074
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 2031	15,410	15,226
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, 3.00% 2028	3,305	3,357
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,382
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2029	1,875	2,036
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2043	1,500	1,570
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 2027	11,470	11,935
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025 (preref. 2018)	1,750	1,754
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	1,245	1,249
		325,448
Massachusetts 1.53%
Berkshire Wind Power Cooperative Corp. (Massachusetts Municipal Lighting Plant Cooperative), Wind Project Rev. Bonds, Berkshire Series 1, 5.25% 2026 (preref. 2020)	3,000	3,209
Catholic Health East, Health System Rev. Ref. Bonds, Series 2009, 6.25% 2032	1,055	1,116
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 2041	4,500	4,992
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 20422	14,820	14,825
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 2044	2,250	2,466
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	17,500	19,639
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035 (preref. 2019)	3,000	3,201
Dev. Fin. Agcy., Rev. Bonds (Emmanuel College Issue), Series 2016-A, 5.00% 2043	6,500	7,172
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2019	1,040	1,067
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2020	1,089	1,129
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2026	1,419	1,477
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,056	1,099
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	2,706	2,815
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	4,693	4,883
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	723	723
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,961	123
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 20212	6,700	6,742
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-B, 4.68% 20212	250	252
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-6, 5.375% 2041 (preref. 2020)	1,000	1,089
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031	485	529
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031 (preref. 2021)	515	570
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 2044	1,000	1,109
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2032	500	584
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2030	2,000	2,268
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2031	1,925	2,173
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2017-L, 5.00% 2044	1,000	1,111
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029 (preref. 2019)	7,800	8,245
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	770	795
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040 (preref. 2020)	7,605	8,099
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	1,975	2,093
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024 (preref. 2019)	3,525	3,747

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Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2030	$2,500	$2,870
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2032	1,250	1,421
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2034	1,000	1,128
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	2,585	2,923
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	2,710	3,087
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	2,550	2,891
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	3,865	4,417
Dev. Fin. Agcy., Rev. Ref. Bonds (UMass Memorial Issue), Series 2011-H, 5.50% 2031	115	125
Dev. Fin. Agcy., Rev. Ref. Bonds (UMass Memorial Issue), Series 2011-H, 5.50% 2031 (preref. 2021)	1,565	1,759
G.O. Bonds, Consolidated Loan, Series 2008-A, 5.00% 2033 (preref. 2018)	8,070	8,218
G.O. Bonds, Consolidated Loan, Series 2015-C, 5.00% 2018	2,400	2,437
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2033	10,000	11,845
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2039	7,500	8,743
G.O. Rev. Ref. Bonds, Series 2006-C, Assured Guaranty Municipal insured, 5.25% 2021	1,000	1,127
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036 (preref. 2018)	4,530	4,677
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036 (preref. 2018)	1,470	1,518
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series 2008-O, 6.00% 2036 (preref. 2018)	3,000	3,058
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2007-G-2, Assured Guaranty Municipal insured, 1.46% 20421	5,000	5,000
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025 (preref. 2018)	2,500	2,542
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	2,780	2,901
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	5,600	5,933
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	4,000	4,082
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	925	957
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 3.65% 2035	2,315	2,349
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	2,640	2,767
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	5,045	5,283
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	1,675	1,766
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	1,700	1,778
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 3.15% 2032	5,570	5,505
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 2048	12,365	13,255
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	1,110	1,122
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,700	1,717
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 187, 3.25% 2032	4,000	3,972
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	12,752
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	9,250	10,030
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,310
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,095
State College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,112
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2016-D, 5.00% 2035	3,000	3,484
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2016-D, 5.00% 2036	2,180	2,526
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2016-D, 5.00% 2037	2,250	2,607
		275,431
Michigan 3.10%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	265	273
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	2,880	2,971
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	2,730	2,816
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2026	1,700	2,000
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2031	10,000	11,544

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	$5,800	$5,608
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 1.735% 20321	13,660	12,683
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	710	784
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, Assured Guaranty Municipal Insured, 5.50% 2029	10,420	12,367
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	5,900	6,419
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	14,000	15,271
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,128
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Ref. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	24,365
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Ref. Bonds, Series 2012-A, 5.00% 2026	2,000	2,227
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Ref. Bonds, Series 2012-A, 5.00% 2027	3,500	3,885
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Ref. Bonds, Series 2012-A, 5.00% 2030	4,000	4,416
Detroit School Dist., Unlimited Tax G.O., School Building and Site Improvement Ref. Bonds, Series 2012-A, 5.00% 2028	3,610	4,001
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,150	2,275
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	6,050	6,609
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	9,067
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,687
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2028	1,415	1,587
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	1,355	1,514
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2033	2,565	2,848
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	3,000	3,310
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	3,000	3,304
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,425	1,576
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 5.84% 2020	1,200	1,250
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	3,187
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	515
G.O. Bonds, Environmental Protection and Ref. Bonds, Series 2008-A, 5.00% 2018	5,000	5,045
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2025	6,000	7,019
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,480	2,925
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	10,800	11,963
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-D, 5.00% 2036	6,800	7,501
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	10,000	11,074
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2031	4,300	4,910

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2032	$1,500	$1,709
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2034	1,540	1,743
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (1-month USD-LIBOR x 0.68 + 0.75%) 1.812% 2038 (put 2020)1	6,000	6,041
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039	1,000	1,111
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,280
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,409
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,695
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,684
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,678
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	1,000	1,103
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2028	2,000	2,355
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046	6,455	7,302
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2036	6,850	7,092
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2034	2,500	2,900
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2035	4,000	4,629
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2037	4,000	4,607
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	32,600	35,388
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2027	11,375	12,516
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2031	4,000	4,268
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2032	14,000	14,889
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2033	8,000	8,472
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	3,705	3,988
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-MI-1, 1.14% 2034 (put 2018)	4,000	4,000
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F-2, 1.90% 2047 (put 2021)	1,150	1,146
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F-5, 2.40% 2047 (put 2023)	8,000	8,073
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	7,350	8,263
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029 (preref. 2019)	1,500	1,607
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,085
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,332
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2039	1,890	2,060
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), 5.50% 2026	750	894
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033	165	172
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033 (preref. 2018)	3,950	4,114
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A-1, 6.50% 2033 (preref. 2018)	885	922
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2030	5,000	5,569
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	2,755	2,913
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	5,500	5,416
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	26,410	27,444
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	6,700	7,019
County of Kent, Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	2,000	2,169
City of Kentwood, Econ. Dev. Corp. , Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	500	539
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Series 2013-I, Assured Guaranty Municipal insured, 5.00% 2038	2,000	2,245
Mid-Bay Bridge Auth., Taxable Rev. Bonds, Series 2015-B, 3.10% 2031	1,025	989
Board of Trustees of Oakland University, General Rev. Bonds, Series 2016, 5.00% 2033	1,500	1,706
Board of Trustees of Oakland University, General Rev. Bonds, Series 2016, 5.00% 2035	1,750	1,982

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Board of Trustees of Oakland University, General Rev. Bonds, Series 2016, 5.00% 2041	$3,000	$3,375
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.00% 2029 (preref. 2018)	2,000	2,076
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	3,000	3,119
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2030	1,160	1,287
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	2,750	3,006
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	5,300	5,615
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	2,225	2,161
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,500	1,626
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A, 6.00% 2048	12,160	12,142
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2008-A, 6.875% 2042	10,010	10,084
Trunkline Fund Bonds, Series 2011, 5.00% 2036	2,000	2,201
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-E, (SIFMA Municipal Swap Index + 0.43%) 1.59% 2033 (put 2018)1	2,275	2,276
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2032	2,500	2,783
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2037	7,400	8,205
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 2044	4,870	5,413
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2040	15,800	17,709
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2045	6,500	7,261
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 2042	1,850	2,100
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 2047	2,750	3,110
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,290	1,370
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2021	12,190	13,247
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.00% 2022	2,140	2,313
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-C, 5.50% 2020	9,000	9,894
		557,815
Minnesota 0.40%
Various Purpose G.O. Bonds, Series 2017-A, 5.00% 2020	9,725	10,581
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 20423	6,386	6,061
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 20453	1,573	1,549
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 20473	16,910	16,464
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	370	375

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Bonds, notes & other debt instruments Minnesota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-B, 4.50% 2031	$250	$257
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-D, 4.50% 2034	270	277
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	380	388
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	290	296
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	585	611
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	14,370	14,927
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	3,215	3,402
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	4,635	4,910
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	4,300	4,610
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2008-A, 6.75% 2032 (preref. 2018)	30	31
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2033	2,575	2,932
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2028	1,250	1,462
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2029	1,000	1,164
City of St. Paul, Housing and Redev. Auth., Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015-A, 5.00% 2029 (preref. 2025)	745	894
		71,191
Mississippi 0.30%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	1,590	1,810
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2032	1,690	1,918
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2033	1,275	1,442
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,150	1,295
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project), Series 2013-A, 5.00% 2025	3,000	3,484
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project), Series 2013-C, 5.00% 2026	4,000	4,679
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2029	2,500	2,901
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2032	7,500	8,630
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2034	12,960	14,836
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	260	266
Home Corp., Single Family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	350	363
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 2043	1,000	1,064
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-2, 2.05% 2022 (put 2018)2	1,750	1,750
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2041	5,000	5,379
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2046	2,500	2,680
County of Warren, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,178
		54,675
Missouri 0.98%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 2042	2,575	2,631
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 2038	2,000	2,180
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 2034	3,200	3,583
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 2039	4,000	4,426
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030	2,835	3,012
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2014-A, 5.00% 2027	1,000	1,136

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Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2045	$3,750	$4,149
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2010, 5.50% 2042	2,250	2,354
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2033	1,100	1,209
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2034	1,400	1,537
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), 5.00% 2035	2,740	2,945
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2028	400	448
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2029	1,000	1,114
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2015-C, 4.00% 2036	5,870	6,187
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 2040	17,470	18,495
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	3,625	3,765
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 20473	5,965	6,056
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 20473	7,870	8,031
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-C, 4.90% 2036	175	181
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-D, 4.80% 2040	210	214
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	415	431
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	1,085	1,137
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	690	724
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	8,685	9,177
Housing Dev. Commission, Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 2047	4,750	5,086
City of Lee’s Summit, I-470 and 350 Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	620	622
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,500	7,516
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	2,800	2,804
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,025	2,152
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,200
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2026	5,465	6,614
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	6,270	7,738
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	5,080	6,343
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	8,125	10,246
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2030	8,000	10,174

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Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2031	$12,255	$15,712
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,176
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,250	1,464
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,000	1,056
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 2045	1,050	1,106
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2025	1,555	1,665
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2017, 5.00% 2048	2,900	3,209
County of St. Louis, Transportation Dev. Dist., Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	3,502
		176,507
Montana 0.03%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	4,520	4,743
Nebraska 0.61%
Central Plains Energy Project, Gas Project Crossover Rev. Ref. Bonds (Project No. 3), Series 2017-A, 5.00% 2042	500	616
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,161
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	1,275	1,434
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	5,000	5,280
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2045	4,340	4,781
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2048	2,300	2,524
County of Douglas, Hospital Auth. No. 3 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2008, 5.75% 2028 (preref. 2018)	10,795	11,144
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	780	790
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 2.50% 2035	830	834
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	190	192
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	115	117
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	55	55
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	605	613
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	645	674
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015, 3.50% 2045	6,170	6,401
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	5,890	6,154
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	10,545	10,986
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	3,680	3,837
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	620	642
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033 (preref. 2018)	1,000	1,000
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2030	1,000	1,198
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2031	1,000	1,194
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2034	1,000	1,179
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2036	4,000	4,695
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2042	36,000	41,856
		110,357

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Bonds, notes & other debt instruments Nevada 1.34%	Principal amount (000)	Value (000)
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2022	$1,750	$1,969
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2023	1,750	1,991
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2034	3,615	4,165
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	2,420	2,453
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2008-A, 5.00% 2022 (preref. 2018)	8,000	8,109
County of Clark, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	19,156
County of Clark, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	7,025	7,460
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2040	4,000	4,578
County of Clark, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021 (preref. 2018)	11,155	11,292
County of Clark, G.O. (Limited Tax) Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 2026	5,515	6,611
County of Clark, G.O. (Limited Tax) Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 2027	6,545	7,898
County of Clark, G.O. (Limited Tax) Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 2029	7,230	8,637
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2022	10,580	11,972
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.00% 2030	2,000	2,121
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.125% 2034	10,980	11,646
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2022	2,125	2,403
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2027	1,000	1,208
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	5,780	6,426
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2033	1,885	2,085
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	5,750	5,744
County of Clark, Sales and Excise Tax Rev. Improvement and Ref. Bonds (Streets and Highway Projects), Series 2010-B, 5.00% 2019	3,000	3,146
County of Clark, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-B, 6.75% 2021	680	685
County of Clark, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2019	3,415	3,526
County of Clark, Water Reclamation Dist., Limited Tax G.O. Water Reclamation Bonds, Series 2008, 5.625% 2032 (preref. 2018)	1,000	1,018
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024 (preref. 2018)	4,850	4,910
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, Assured Guaranty Municipal insured, 5.00% 2025 (preref. 2018)	10,255	10,381
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2040	2,170	2,411
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,355
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 2.75% 20212	350	346
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 20252	1,185	1,148
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 4.00% 2018	475	477
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 4.00% 2019	595	604
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 4.00% 2020	435	446
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 4.00% 2018	845	850
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 4.00% 2019	580	593

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Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
Las Vegas Valley Water Dist., Limited Tax G.O. Ref. Bonds, Series 2011-C, 5.00% 2030	$8,000	$8,796
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,236
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2037	3,500	3,900
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,112
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2009-D, 5.00% 2025	1,615	1,689
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2009-D, 5.00% 2025 (preref. 2019)	745	779
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2009-D, 5.00% 2026	2,965	3,100
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2009-D, 5.00% 2026 (preref. 2019)	1,365	1,427
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,600	1,882
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,115	1,308
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	2,500	2,920
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	3,500	4,074
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	2,000	2,326
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2041	13,900	16,057
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2046	2,235	2,573
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2017-A, 4.00% 2038	6,200	6,457
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2022	1,050	1,043
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028	150	152
City of Reno, Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2004-A, AMBAC insured, 5.50% 2028 (preref. 2018)	1,475	1,495
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2022	2,685	3,043
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2023	2,000	2,312
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2024	2,000	2,349
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2028	5,000	6,001
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,000	1,195
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2030	1,000	1,189
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Company Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,500	1,543
		240,778
New Hampshire 0.24%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027 (preref. 2019)	3,000	3,218
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039 (preref. 2019)	17,115	18,393
Health and Education Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.25% 2024	1,910	1,935
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2035	1,735	1,926
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2042	2,750	3,030
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2047	5,500	6,045

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Bonds, notes & other debt instruments New Hampshire (continued)	Principal amount (000)	Value (000)
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 2032	$2,565	$2,944
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 2033	3,740	4,279
Health and Educational Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,390
		43,160
New Jersey 1.60%
Atlantic City, Tax Appeal Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2037	750	838
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	1,335	1,471
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2027	1,500	1,661
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	1,000	1,085
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2034	1,000	1,080
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	2,690	2,975
Certs. of Part., Series 2008-A, 5.00% 2023 (preref. 2018)	1,000	1,013
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	590	633
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025 (preref. 2020)	4,160	4,507
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042 (preref. 2020)	5,000	5,474
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	165	167
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	1,500	1,727
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,147
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	3,250	3,665
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2042	4,500	5,048
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,500	1,628
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	5,500	5,846
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2027	1,000	1,110
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2028	1,000	1,101
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2029	2,000	2,191
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2030	1,000	1,091
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2031	1,500	1,630
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2032	1,000	1,084
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2033	1,500	1,621
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.76% 20281	5,000	4,925
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2027	1,500	1,626
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	8,500	9,444
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,500	1,758
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2031	1,190	1,388

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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2033	$3,000	$3,468
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2034	3,540	4,073
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2026	2,500	2,859
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2028	4,350	4,920
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2029	3,275	3,689
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	750	842
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, BAM insured, 5.00% 2027	1,125	1,297
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2014-A, 5.00% 2022	5,420	5,915
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 2030	2,555	2,955
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 2031	2,740	3,160
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 2042	1,000	1,127
Educational Facs. Auth., Rev. Ref. Bonds (College of New Jersey Issue), Series 2016-F, 4.00% 2035	1,750	1,820
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036 (preref. 2019)	2,500	2,652
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, Assured Guaranty Municipal insured, 5.00% 2027	1,865	2,142
Educational Facs. Auth., Rev. Ref. Bonds (Princeton University), Series 2017-I, 4.00% 2037	2,000	2,153
Educational Facs. Auth., Rev. Ref. Bonds (Princeton University), Series 2017-I, 5.00% 2036	2,000	2,378
Educational Facs. Auth., Rev. Ref. Bonds (Rowan University Issue), Series 2016-C, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,179
Educational Facs. Auth., Rev. Ref. Bonds (Rowan University Issue), Series 2016-C, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,166
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2031	1,000	1,141
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2032	1,310	1,489
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2033	1,670	1,887
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2025	1,000	1,145
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2026	1,000	1,147
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030	500	558
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041 (preref. 2021)	1,500	1,716
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2021	500	547
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	500	551
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	545
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032 (preref. 2021)	3,000	3,384
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037 (preref. 2021)	3,500	3,947
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2025	1,000	1,113
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2032	1,000	1,165
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2035	1,250	1,444
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2037	1,000	1,150
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2039	2,500	2,861

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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2057	$1,000	$1,120
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2030	3,000	3,428
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2031	6,830	7,781
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2033	7,000	7,930
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2043	6,550	7,312
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	1,100	1,183
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2013-J, 5.00% 2028	7,000	7,947
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2024	2,000	2,239
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2025	3,400	3,776
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	2,000	2,210
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2028	1,205	1,321
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2030	2,040	2,269
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	14,075	15,316
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	10,000	9,897
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	2,125	2,300
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2037	6,000	2,445
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	5,892
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	16,870	8,409
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, National insured, 0% 2027	9,825	6,646
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, National insured, 0% 2031	10,000	5,596
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,357
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	1,815
Transportation Trust Fund Auth., Transportation System Bonds, Series 2010-A, BAM insured, 0% 2027	3,785	2,585
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2006-A, 5.25% 2020	10,000	10,774
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2006-A, 5.25% 2021	10,000	10,965
Turnpike Auth., Turnpike Rev. Bonds, Series 2017-C-6, (1-month USD-LIBOR x 0.70 + 0.75%) 1.845% 2030 (put 2023)1	10,000	10,143
		287,175
New Mexico 0.28%
County of Bernalillo, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	6,389
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, (3-month USD-LIBOR + 0.65%) 2.131% 20281	100	100
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	9,000	8,991
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	2,997
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2011, 1.875% 2029 (put 2020)	2,510	2,508
G.O. Bonds (Capital Projects), Series 2015, 5.00% 2025 (escrowed to maturity)	7,430	8,825
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2015-A, 5.00% 2044	3,000	3,360
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 2037	4,000	4,074

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Bonds, notes & other debt instruments New Mexico (continued)	Principal amount (000)	Value (000)
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 2046	$5,000	$5,664
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	1,415	1,495
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	145	151
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	100	104
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2010-A, Class I, 4.50% 2028	265	271
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	240	248
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 2048	4,350	4,595
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	245	250
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2009-E, Class I, 5.30% 2040	415	427
		50,449
New York 6.71%
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp.-Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,460	1,725
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp.-Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2031	1,055	1,241
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	6,700	7,532
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2032	1,035	1,095
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2033	1,085	1,143
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	1,000	1,051
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,500	1,630
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2048	5,000	1,495
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2051	33,365	8,609
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2052	18,100	4,441
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2053	23,395	5,475
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2054	26,390	5,951
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	14,665	3,153
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036 (preref. 2021)	650	732
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2031	1,000	1,127
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2033	7,500	8,427
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2040	500	553
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	5,000	5,421
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2026	1,250	1,337
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	10,033
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	7,173
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds, Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,546
Dormitory Auth., North Shore-Long Island Jewish Obligated Group Rev. Bonds, Series 2011-A, 5.00% 2032 (preref. 2021)	11,000	12,138
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2036	650	732
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20312	500	546
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	1,100	1,195
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-E, 5.00% 2026	1,000	1,196

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	$2,100	$2,148
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,529
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023 (preref. 2019)	10,000	10,398
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028 (preref. 2019)	8,000	8,319
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	2,500	2,837
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, Group A, 5.00% 2024	5,000	5,838
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	1,750	2,025
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	9,565
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	2,060
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	2,868
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2034	4,390	5,071
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	1,500	1,755
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2035	18,005	21,021
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	868
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2038	1,600	1,803
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	3,000	3,530
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 1994-B, 2.00% 2029 (put 2020)	2,000	2,000
New York City Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2011-B, 5.00% 2036	2,500	2,753
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	555
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-B, 5.00% 2024	1,000	1,100
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2025	1,000	1,127
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2026	6,000	6,899
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	3,000	3,428
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 2042	1,250	1,210
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 2037	1,000	1,033
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	3,610	3,966
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	4,685	5,246
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047	5,735	6,183
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047 (preref. 2021)	265	293
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,246
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 20442	9,900	10,653
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 20342	14,000	15,375
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 20402	2,700	2,967
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	3,500	3,873
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,000	4,376
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	4,000	4,376
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	22,512
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,852
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	3,600	3,995
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2034	1,500	1,692
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2039	3,995	4,494
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.88%) 1.975% 2033 (put 2018)1	4,925	4,931
Long Island Power Auth., Electric System General Rev. Bonds, Series 2016-B, 5.00% 2032	6,000	6,946
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2042	5,000	5,724
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034 (preref. 2019)	1,000	1,063
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022 (preref. 2019)	5,000	5,335

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030 (preref. 2019)	$2,000	$2,134
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 2036	5,000	5,801
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3C, (SIFMA Municipal Swap Index + 0.95%) 2.11% 20191	8,900	8,967
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 2.16% 20201	11,100	11,245
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	7,500	8,179
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,626
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	1,450	1,497
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036 (preref. 2021)	6,000	6,739
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,534
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.61% 2044 (put 2022)1	7,500	7,491
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	9,012
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,419
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.74% 2039 (put 2020)1	13,000	13,014
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	6,917
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2032	1,500	1,752
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.759% 2032 (put 2021)1	2,000	2,015
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	3,405	3,797
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023 (preref. 2021)	1,595	1,792
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,141
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,899
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,484
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,260
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,514
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2027	1,500	1,122
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	1,500	1,041
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	5,000	3,059
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2030	1,000	1,175
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	8,810	10,200
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2024	4,330	5,069
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	2,500	2,645
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2035	5,000	5,258
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2036	3,000	3,147
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	10,000	11,909
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	5,500	6,624
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	6,000	7,184
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2030	1,000	1,190
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2031	1,000	1,186
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2033	1,000	1,178
County of Monroe, Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds (Unity Hospital of Rochester Project), Series 2010, 5.50% 2040	1,000	1,108
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	9,240	9,867
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	6,710	7,023
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	10,200	10,676
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 2040	2,350	2,507
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 4.00% 2047	15,665	16,690

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	$215	$217
County of Nassau, G.O. Bonds, Series 2016-A, 5.00% 2027	825	962
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	510	583
County of Nassau, G.O. General Improvement Bonds, Series 2017-B, 5.00% 2030	2,760	3,204
County of Nassau, G.O. General Improvement Ref. Bonds, Series 2016-A, 5.00% 2030	750	864
New York City G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2030	740	870
New York City G.O. Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2037	2,000	2,306
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2032	1,500	1,760
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2034	1,000	1,166
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2037	2,500	2,896
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2038	1,500	1,734
New York City G.O. Bonds, Fiscal 2017, Series 2016-B-1, 5.00% 2041	1,500	1,730
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2026	1,500	1,794
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2029	4,800	5,771
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2030	8,075	9,661
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2031	3,620	4,317
New York City G.O. Bonds, Fiscal 2018, Series B-1, 5.00% 2035	2,950	3,461
New York City G.O. Bonds, Series 2008-J-4, (SIFMA Municipal Swap Index + 0.55%) 1.71% 20251	2,350	2,350
New York City G.O. Bonds, Series 2013-F-1, 5.00% 2037	3,000	3,363
New York City G.O. Bonds, Series 2013-H, 5.00% 2023	2,475	2,856
New York City G.O. Bonds, Series 2013-J, 5.00% 2023	500	577
New York City G.O. Bonds, Series 2014-A, 5.00% 2024	5,500	6,446
New York City G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	2,884
New York City G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,314
New York City G.O. Bonds, Series 2015-A, 5.00% 2026	8,000	9,462
New York City G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,162
New York City G.O. Bonds, Series 2015-C, 5.00% 2030	10,000	11,582
New York City G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	4,039
New York City G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,152
New York City G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	2,965
New York City G.O. Bonds, Series 2017-A, 5.00% 2026	10,500	12,561
New York City G.O. Bonds, Series 2017-A, 5.00% 2027	1,500	1,810
New York City G.O. Bonds, Series 2017-A, 5.00% 2028	1,000	1,205
New York City G.O. Bonds, Series 2017-C, 5.00% 2026	5,000	5,981
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	2,200	2,629
New York City Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	5,000	5,311
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 2042	2,000	2,005
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 2042	8,000	7,668
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,000	1,990
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,034
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,080
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	5,260	5,356
New York City Municipal Bond Bank Agcy., Special School Purpose Rev. Ref. Bonds (Prior Year Claims), Series 2012-A, 5.00% 2021	2,000	2,241
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds, Series 2012-BB, 5.00% 2047	5,000	5,616
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012, Series 2011-BB, 5.25% 2044	3,000	3,372
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2009-EE, 5.00% 2018 (escrowed to maturity)	5,000	5,069
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2010-FF, 5.00% 2025	2,255	2,432

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-GG, 5.00% 2026	$2,000	$2,210
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-GG, 5.00% 2043	2,000	2,192
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	4,000	4,602
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 2046	3,750	4,329
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2033	8,810	10,358
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2037	3,000	3,492
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009, Series S-5, 5.25% 2022	5,000	5,183
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012, Series S-1-A, 5.00% 2032	6,400	7,051
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013, Series S-1, 5.00% 2033	1,825	2,043
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2016, Series S-1, 5.00% 2029	5,000	5,845
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2017-S-1, 5.00% 2035	3,000	3,523
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2017-S-2, 5.00% 2035	3,295	3,869
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series D, 5.00% 2024	1,000	1,094
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series E-1, 5.00% 2037	2,000	2,207
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series F-1, 5.00% 2039	1,000	1,109
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series F-1, 5.00% 2028	1,500	1,700
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series F-1, 5.00% 2036	1,000	1,124
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2035	1,000	1,154
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2016-A-1, 5.00% 2040	14,170	16,226
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2031	3,750	4,418
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series B-1, 5.00% 2033	10,000	11,751
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series B-1, 5.00% 2045	2,500	2,886
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	500	570
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	7,250	8,581
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	2,500	2,873
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2039	1,750	2,023
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2042	10,500	12,111
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A-1, 5.00% 2037	2,500	2,871
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2034	8,000	9,354
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2036	4,000	4,665
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	2,000	2,330
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2031	5,000	5,822
New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Series 2017-A-2, 5.00% 2035	10,000	11,687
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,600
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,056
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	7,000	7,748
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	13,000	14,371
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 4.50% 20222,3	1,569	1,575
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,750	1,939
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028	2,135	2,327
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028 (preref. 2021)	365	405
County of Suffolk, Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,172
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2042	2,500	2,745
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	2,800	2,922
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2031	1,000	1,154
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2032	5,000	5,749
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2035	3,250	3,712

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2041	$3,500	$3,966
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2046	8,500	9,606
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2051	1,600	1,783
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.25% 2056	3,250	3,735
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022 (preref. 2018)	1,500	1,509
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,122
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2033	2,395	2,827
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2034	960	1,130
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2035	1,000	1,173
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2005-B-4D, (1-month USD-LIBOR x 0.67 + 0.58%) 1.626% 2031 (put 2018)1	3,000	3,006
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2013-A, 5.00% 2023	2,500	2,880
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2017-B, 5.00% 2033	3,000	3,542
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2024	5,000	5,838
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	2,500	2,908
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	6,500	7,397
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	8,800
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2021	5,000	5,502
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	1,750	2,065
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2029	1,000	1,175
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2030	3,500	4,094
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2031	4,500	5,243
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	3,000	3,523
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2034	1,000	1,166
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 2036	16,375	19,138
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 2031	12,025	14,275
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 2034	7,500	8,807
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-TE, 5.00% 2030	2,500	2,904
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2034	5,000	5,893
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2030	2,150	2,563
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2033	2,500	2,953
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2034	1,000	1,179
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2035	750	881
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2038	5,000	5,910
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2039	4,000	4,724
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	35,250	41,596
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	31,500	37,141
		1,206,112
North Carolina 0.44%
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2022	740	822
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	2,500	2,611
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022 (escrowed to maturity)	2,815	3,263
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,990	2,531
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 2025 (escrowed to maturity)	11,225	14,094

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Bonds, notes & other debt instruments North Carolina (continued)	Principal amount (000)	Value (000)
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026 (escrowed to maturity)	$2,500	$3,201
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026 (preref. 2019)	2,000	2,066
Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	2,000	2,006
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2028	2,895	3,360
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2029	7,500	8,668
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2030	3,000	3,454
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	2,460	2,627
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (WakeMed), Series 2012-A, 5.00% 2031	1,500	1,659
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2036	1,000	1,155
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038 (preref. 2018)	5,000	5,038
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 2047	4,000	4,207
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030	575	592
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030 (preref. 2019)	1,425	1,472
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	3,350	3,563
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	3,640	3,758
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019 (escrowed to maturity)	1,360	1,405
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	905	962
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020 (escrowed to maturity)	345	367
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.448% 2041 (put 2022)1	6,700	6,777
		79,658
North Dakota 0.24%
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2024 (preref. 2021)	1,210	1,335
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	700	773
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 2036	1,815	1,747
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	5,390	5,612
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,135	1,166
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	570	591
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	1,190	1,261
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	3,045	3,223
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	6,855	7,300
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 2047	4,960	5,292
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	3,685	3,949
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	4,650	4,980
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2048	5,000	5,411
		42,640
Ohio 2.45%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,500	8,121
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 3.80% 2027 (preref. 2022)	6,170	6,462
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	3,000	3,341
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 2041	2,980	3,331

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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2033	$16,000	$17,324
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-A, 5.00% 2038 (preref. 2020)	5,850	6,302
American Municipal Power, Inc., AMP Fremont Energy Center Project Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,184
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2030	8,095	7,872
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	43,995	42,740
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	27,115	27,113
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	4,015	4,431
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	1,985	2,182
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040 (preref. 2020)	10,000	11,088
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	3,715	4,127
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 2037	1,160	1,311
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 2047	4,000	4,478
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	8,690
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2022	3,000	3,229
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,173
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	3,000	3,281
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,000	3,266
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	3,000	3,264
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	3,655	3,976
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	2,000	2,176
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2028	4,000	4,380
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,175	1,337
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,525	1,728
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	2,000	2,248
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,122
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2023	1,260	1,425
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.00% 2052	6,750	7,163
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.50% 2052	10,000	11,048
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.50% 2057	1,250	1,375
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.00% 2035	2,700	2,988
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	4,250	4,708
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	1,850	1,962
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	4,815	5,566
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	3,500	3,828
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032	4,075	4,546
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	500	551

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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2036	$1,500	$1,631
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	11,700	12,569
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	5,263
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2032	4,000	4,484
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2035	1,990	2,215
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2036	1,750	1,944
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2046	10,250	11,287
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	5,000	5,481
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2027	1,000	1,206
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2028	1,000	1,218
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2029	5,000	6,014
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2031	1,700	2,018
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2032	1,180	1,392
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2033	7,500	8,799
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2022	5,565	5,644
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	1,675	1,746
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-A, 4.50% 2047	8,350	9,012
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-D, 4.00% 2048	10,750	11,543
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-Backed Securities Program), Series 2009-E, 5.00% 2039	25	25
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	22,640	23,878
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	170	173
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	1,490	1,535
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	200	205
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	135	138
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	385	395
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028 (preref. 2018)	995	998
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028 (preref. 2018)	580	582
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	1,500	1,596
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2020	1,000	1,092
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2021	1,750	1,956
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	3,200	3,397
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	3,000	3,148
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 2033	1,000	1,160
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 2044	1,000	1,145
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 5.00% 20222,3	1,676	1,678
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	2,000	2,179
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2031	12,080	14,222
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2032	8,690	10,174
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2033	19,230	22,423
Turnpike Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	3,039
Turnpike Rev. Ref. Bonds, Series 2013-A-1, 5.00% 2048	3,750	4,116
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.75% 2033	1,000	1,162

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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2033	$375	$417
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2034	505	560
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2033	820	933
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2034	1,000	1,136
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2035	1,000	1,133
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2036	500	565
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,930	2,171
Water Dev. Auth., Solid Waste Rev. Bonds (Waste Management Project), Series 2004, 1.55% 2021 (put 2016)	1,000	994
		440,228
Oklahoma 0.24%
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038 (preref. 2018)	5,000	5,102
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 2036	2,000	2,341
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 2038	3,080	3,589
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 2039	3,530	4,110
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	4,000	4,705
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	70	70
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	435	457
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, (SIFMA Municipal Swap Index + 0.80%) 1.96% 2023 (put 2018)1	5,075	5,076
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,300	1,503
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,144
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2047	3,070	3,465
City of Tulsa, Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,209
Turnpike Auth., Turnpike System Rev. Bonds, Series 2011-B, 5.00% 2029 (preref. 2021)	1,650	1,805
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 2047	5,500	6,304
		42,880
Oregon 0.55%
County of Deschutes, Hospital Fac. Auth., Hospital Rev. Bonds (St. Charles Health System, Inc.), Series 2016-A, 5.00% 2048	1,650	1,808
Facs. Auth., Rev. Bonds (Reed College Project), Series 2017-A, 4.00% 2041	1,000	1,057
Facs. Auth., Rev. Bonds (Reed College Project), Series 2017-A, 5.00% 2047	6,750	7,802
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 2040	2,480	2,545
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	2,500	2,777
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2022 (put 2018)1	600	601
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 2045	10,965	11,737
G.O. Bonds, (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 2047	8,000	8,404
G.O. Bonds, Series 2017-A, 5.00% 2031	5,000	5,976
G.O. Bonds, Series 2017-C, 5.00% 2033	5,000	5,929
G.O. Bonds, Series 2017-C, 5.00% 2034	5,000	5,916
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	11,375	12,037

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Bonds, notes & other debt instruments Oregon (continued)	Principal amount (000)	Value (000)
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 2048	$11,495	$12,071
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2046	1,230	1,370
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 2045	2,000	2,105
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	3,000	3,341
Port of Portland, Portland International Airport Rev. Bonds, Series 2015-23, 5.00% 2027	1,675	1,955
G.O. Bonds, Series 2013-L, 5.00% 2018	1,000	1,027
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2028	1,000	1,186
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2029	2,435	2,875
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2030	2,075	2,434
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2031	3,050	3,560
		98,513
Pennsylvania 3.84%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2014-A, 5.00% 2032	1,000	1,121
County of Allegheny, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 1.742% 20371	9,775	9,394
County of Allegheny, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	9,250	9,372
County of Chester, Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System), Series 2010-A, 5.00% 2031 (preref. 2020)	3,690	3,970
Commonwealth Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036	1,500	1,643
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2035	1,000	1,134
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2031	2,050	2,402
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2034	1,000	1,160
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,158
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2036	3,260	3,765
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2037	2,500	2,881
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2042	10,000	11,453
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2031	350	402
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2021	3,100	3,349
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,275	1,404
City of Doylestown, Hospital Auth., Doylestown Hospital Rev. Bonds, Series 2016-A, 5.00% 2041	2,965	3,149
City of Doylestown, Hospital Auth., Doylestown Hospital Rev. Bonds, Series 2016-A, 5.00% 2046	1,630	1,726
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2030	1,000	1,076
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	200	211
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	435	462
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	750	795
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2035	1,060	1,137
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	1,250	1,328
East Hempfield Township, Industrial Dev. Auth., Rev. Ref. Bonds (Willow Valley Communities Project), 5.00% 2026	1,385	1,628
East Hempfield Township, Industrial Dev. Auth., Rev. Ref. Bonds (Willow Valley Communities Project), 5.00% 2027	1,380	1,605
East Hempfield Township, Industrial Dev. Auth., Rev. Ref. Bonds (Willow Valley Communities Project), 5.00% 2030	400	458

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
East Hempfield Township, Industrial Dev. Auth., Rev. Ref. Bonds (Willow Valley Communities Project), 5.00% 2031	$1,075	$1,225
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 5.00% 2029	1,000	1,167
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 5.00% 2030	3,500	4,070
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 5.00% 2031	1,000	1,161
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 5.00% 2032	1,000	1,157
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), 5.80% 2030 (preref. 2020)	1,330	1,463
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.00% 2018 (escrowed to maturity)	485	492
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 6.00% 2042 (preref. 2018)	2,500	2,549
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043 (preref. 2020)	3,250	3,590
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	690	763
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,058
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	1,980	2,068
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	5,400	6,049
Higher Educational Facs. Auth., Rev. Ref. Bonds (Drexel University), Series 2017, 5.00% 2025	2,000	2,325
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	6,470
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	4,000	4,132
Higher Educational Facs. Auth., Trustees of the University of Pennsylvania, Rev. Bonds, Series 2017-A, 5.00% 2033	1,675	1,967
Higher Educational Facs. Auth., University of Pennsylvania Health System, Health System Rev. Bonds, Series 2017-A, 4.00% 2034	5,500	5,762
Higher Educational Facs. Auth., University of Pennsylvania Health System, Health System Rev. Bonds, Series 2017-A, 4.00% 2035	7,000	7,316
Higher Educational Facs. Auth., University of Pennsylvania Health System, Health System Rev. Bonds, Series 2017-A, 4.00% 2036	7,500	7,820
Higher Educational Facs. Auth., University of Pennsylvania Health System, Health System Rev. Bonds, Series 2017-A, 5.00% 2042	1,000	1,132
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041 (preref. 2021)	1,000	1,138
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, 3.80% 2035	3,000	3,068
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	8,160	8,406
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 2031	10,000	9,528
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	10,985	11,400
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 2031	3,320	3,163
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	13,955	14,525
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 3.65% 2032	5,765	5,908
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,935	2,050
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-B, 3.45% 2032	7,580	7,665
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 2032	6,000	5,924
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 2047	4,890	4,761
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 2042	22,530	22,169
Industrial Dev. Auth., Rev. Ref. Bonds (Covanta Project), 5.00% 2043	2,500	2,517
Industrial Dev. Auth., Temple University Rev. Bonds, 1st Series 5.00% 2027	5,625	6,518
Industrial Dev. Auth., Temple University Rev. Bonds, 1st Series 5.00% 2028	1,000	1,154
Industrial Dev. Auth., Temple University Rev. Bonds, 1st Series 5.00% 2029	2,620	3,016
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.00% 2023	1,100	1,229

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.375% 2028	$1,250	$1,390
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,150	1,289
County of Lehigh, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corporation Project), Series 2016-A, 1.80% 2029 (put 2022)	6,900	6,763
County of Lehigh, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corporation Project), Series 2016-B, 1.80% 2027 (put 2022)	4,500	4,415
County of Lycoming, Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	2,000	2,111
City of Monroeville, Fin. Auth., UPMC Rev. Bonds, 5.00% 2029	3,000	3,341
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	1,000	1,133
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2024	800	888
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2030	1,000	1,101
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2031	5,000	5,474
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	5,500	5,959
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	5,310	5,709
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,640	2,837
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 1994-A, 2.55% 2029 (put 2020)	1,500	1,504
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	26,650	29,907
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	2,500	2,765
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	1,500	1,652
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026	3,000	3,291
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	500	545
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2030	425	468
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2046	1,325	1,411
County of Montour, Geisinger Auth Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 2.12% 2028 (put 2024)1	10,500	10,602
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2017-A-2, 5.00% 2034	2,000	2,292
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2017-A-2, 5.00% 2039	4,000	4,534
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2017-A-2, 5.00% 2045	10,935	12,341
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 4.00% 2040	2,915	2,919
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	4,000	4,360
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024 (preref. 2019)	1,000	1,038
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	1,000	1,038
Pennsylvania State University Bonds, Series 2016-A, 5.00% 2032	1,000	1,172
Pennsylvania State University Bonds, Series 2016-A, 5.00% 2034	1,000	1,164

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2027 (preref. 2021)	$3,000	$3,356
City of Philadelphia, G.O. Bonds, Series 2013-A, 5.25% 2028	2,000	2,207
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2028	2,000	2,293
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2031	1,000	1,136
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2032	2,000	2,268
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2034	1,000	1,128
City of Philadelphia, Gas Works Rev. Ref. Bonds (1998 General Ordinance), Fourteenth Series, 5.00% 2031	1,500	1,720
City of Philadelphia, Gas Works Rev. Ref. Bonds (1998 General Ordinance), Fourteenth Series, 5.00% 2033	2,750	3,135
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,600	13,785
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2027	3,500	3,936
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2028	1,000	1,116
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2029	2,000	2,220
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	1,000	1,099
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project), Series 2017, 4.00% 2035	2,500	2,645
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 2047	1,500	1,669
City of Philadelphia, Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (Funding Program), Series 2009, 5.00% 2020	6,285	6,585
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025 (preref. 2019)	2,000	2,069
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2034	3,915	4,528
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2037	3,095	3,552
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2052	4,000	4,502
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 2052	4,000	4,637
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2029	4,725	5,566
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2030	5,900	6,918
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	3,560	4,161
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2024	1,185	1,333
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2027	2,000	2,273
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2028	12,000	13,362
Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2023	1,180	1,290
Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2025	2,000	2,167
Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2026	1,000	1,081
Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2027	1,000	1,077
Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	11,210
Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	12,000	13,366
Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	6,000	6,611
Reading School Dist. (Berks County), G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,132
Reading School Dist. (Berks County), G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	1,750	1,973
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.83%) 1.822% 20311	4,005	3,695

The Tax-Exempt Bond Fund of America — Page 79 of 108

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Borough of Sayre, Health Care Facs. Auth., Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.78%) 1.772% 20241	$15,275	$15,134
Scranton School Dist. (Lackawanna County), G.O. Bonds, Series 2017-E, BAM insured, 4.00% 2037	1,025	1,049
Scranton School Dist. (Lackawanna County), G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2032	1,000	1,143
Scranton School Dist. (Lackawanna County), G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2033	800	911
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	14,950	15,089
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.14% 20211	3,000	3,053
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.80%) 1.96% 2045 (put 2018)1	4,000	4,006
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2034	7,000	7,964
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2035	3,500	3,974
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2036	5,830	6,606
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	18,060	20,224
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-2, (1-month USD-LIBOR x 0.70 + 0.70%) 1.795% 20181	5,000	5,006
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2032	1,000	1,162
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2033	1,500	1,736
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2034	1,000	1,153
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2035	1,250	1,438
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2036	1,300	1,492
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2037	1,250	1,432
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2042	6,500	7,398
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2047	7,500	8,502
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-1, 5.00% 2035	3,000	3,371
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-1, 5.00% 2036	3,000	3,363
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-1, 5.00% 2037	4,000	4,474
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-1, 5.00% 2042	9,500	10,570
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	18,730	21,479
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2034	6,995	7,997
University of Pittsburgh - Of the Commonwealth System of Higher Education, University Capital Project Bonds, Series 2009-B, 5.00% 2028 (preref. 2019)	4,000	4,158
County of Washington, Redev. Auth., Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	2,350	2,352
County of Westmoreland, Municipal Auth., Municipal Service Rev. Bonds, Series 2016, BAM insured, 5.00% 2042	5,000	5,598
		690,106
Puerto Rico 0.44%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,140	3,152
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.655% 20291	9,445	8,123
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	545	564
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, Assured Guaranty insured, 5.25% 2019	3,065	3,157
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, Assured Guaranty Municipal insured, 5.25% 2018	2,000	2,021
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	5,250	5,818

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Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	$15,910	$17,651
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2018	30	30
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	1,550	1,583
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	1,510	1,554
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	2,275	2,357
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,390	1,394
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 3.25% 2019	880	796
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2025	990	753
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,870	1,298
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	328
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	1,280	1,255
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2018	1,275	1,289
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	5,755	5,990
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	3,840	4,750
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	56
Public Improvement G.O. Bonds, Series 2001-A, National insured, 5.50% 2020	4,705	4,735
Public Improvement G.O. Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.25% 2020	2,405	2,518
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2042	6,800	1,406
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	545
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	4,600	3,048
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,250	828
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	2,000	1,365
		78,364
Rhode Island 0.27%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2032	640	731
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2034	1,505	1,707
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2036	500	564
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2037	250	281
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2046	2,145	2,391
Commerce Corp., Grant Anticipation Bonds (Dept. of Transportation), Series 2016-B, 5.00% 2029	3,000	3,497
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	1,250	1,380
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	1,000	1,149
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2024	2,250	2,628
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,082
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,374
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,990	3,333
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Bryant University), Series 2014, 5.00% 2032	1,000	1,128

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Bonds, notes & other debt instruments Rhode Island (continued)	Principal amount (000)	Value (000)
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Providence College), 5.00% 2040	$1,500	$1,693
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Providence College), 5.00% 2042	1,000	1,136
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	2,200	2,367
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	2,000	2,117
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2025	5,500	6,242
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2032	2,845	3,156
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2039	500	543
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,613
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	3,770	3,926
		49,038
South Carolina 0.89%
Connector 2000 Association Inc., Toll Road Rev. Bonds, Series 2011-A-1, 0% 2042	2,471	426
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	2,000	2,135
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	3,920	4,148
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2041	1,395	1,463
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20262	2,315	2,443
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20362	2,500	2,524
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	4,000	4,414
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2027	550	651
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2028	500	590
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2029	750	879
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 2028	1,210	1,386
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,208
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038 (preref. 2019)	18,410	19,100
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038 (preref. 2019)	1,590	1,649
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	1,140	1,226
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.50% 2053	5,110	5,696
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	9,400	10,267
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	10,600	11,832
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	2,500	2,873
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	7,000	7,669
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	19,325	21,609
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2036	11,655	13,114
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2056	2,225	2,468
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.00% 2038	4,510	4,956
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,690	4,054
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	6,695	7,613
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	3,865	4,367
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-B, 2.25% 2051	6,040	5,202
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2034	1,800	2,046
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	2,000	2,268
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	5,124
		159,400

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Bonds, notes & other debt instruments South Dakota 0.36%	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2025	$600	$696
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2026	700	803
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	1,750	1,919
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 5.00% 2045	5,900	6,538
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	7,335	7,851
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 2046	9,425	9,906
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	9,235	9,635
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 3.10% 2032	6,900	6,763
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 2047	16,795	17,942
Housing Dev. Auth., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	3,030	3,176
		65,229
Tennessee 0.65%
City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga), Series 2008-A, 5.00% 2028 (preref. 2018)	4,500	4,514
City of Chattanooga, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,000	4,324
City of Chattanooga, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2044	2,010	2,164
City of Clarksville, Natural Gas Acquisition Corp., Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	6,687
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	1,000	1,039
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	1,525	1,571
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	8,350	8,676
Housing Dev. Agcy., Housing Fin. Program Bonds, Series 2010-A-1, 5.00% 2027	120	121
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	3,275	3,330
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	2,345	2,471
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	2,565	2,677
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	2,870	3,069
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	1,620	1,694
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	1,055	1,125
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 2048	7,970	8,371
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-4-B, 4.00% 2048	3,000	3,219
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2021	1,325	1,437
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,575
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2017-A, 5.00% 2048	4,000	4,423
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 2042	5,000	5,806
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 2046	5,000	5,788
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 2046	4,000	4,630
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	10,534
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	7,500	8,118
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	4,000
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	10,000	10,601
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	2,179
		117,143

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Bonds, notes & other debt instruments Texas 8.30%	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. and Ref. Bonds. (Uplift Education), Series 2017-A, 5.00% 2034	$650	$749
Arlington Higher Education Fin. Corp., Education Rev. and Ref. Bonds. (Uplift Education), Series 2017-A, 5.00% 2036	915	1,049
Arlington Higher Education Fin. Corp., Education Rev. and Ref. Bonds. (Uplift Education), Series 2017-A, 5.00% 2037	1,445	1,653
Arlington Higher Education Fin. Corp., Education Rev. and Ref. Bonds. (Uplift Education), Series 2017-A, 5.00% 2047	2,625	2,976
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	1,000	1,096
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2042	2,165	2,464
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2027	630	749
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2042	2,000	2,289
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project - Round Rock Campus), Series 2008, 5.50% 2024 (preref. 2018)	2,770	2,825
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2032	1,400	1,607
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2033	1,200	1,374
Austin Independent School Dist., School Building and Ref. Bonds, Series 2017, 5.00% 2028	3,085	3,675
Austin Independent School Dist., School Building and Ref. Bonds, Series 2017, 5.00% 2029	4,575	5,423
Austin Independent School Dist., School Building and Ref. Bonds, Series 2017, 5.00% 2030	3,000	3,541
Austin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	60	67
Austin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2027 (preref. 2021)	940	1,045
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2032	1,100	1,274
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2033	2,220	2,564
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2034	2,000	2,304
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2035	1,125	1,294
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2036	3,605	4,137
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2037	2,000	2,290
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2041	2,500	2,850
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2028	1,000	1,174
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	5,000	5,675
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2031	1,130	1,332
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,176
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2033	1,000	1,172
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2035	2,000	2,332
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.125% 2029	1,500	1,592
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2041	4,000	4,644
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2045	21,565	24,964
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2035	4,000	4,730
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2036	3,500	4,129
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2037	5,000	5,884
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2042	10,000	11,713
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2046	5,000	5,838
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2011, 5.00% 2036	1,925	2,133
County of Bexar, Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032 (preref. 2018)	20,500	20,527
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,179
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2027	3,930	4,595
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2027	700	820
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2028	1,100	1,282

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2029	$645	$759
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,172
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2010, 5.75% 2025 (preref. 2020)	11,945	12,878
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	5,300	5,942
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	10,300	11,620
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,127
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,000	1,119
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	1,500	1,675
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,100	1,218
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2031	6,275	7,096
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,700	1,904
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2026	750	890
Colorado River Municipal Water Dist., Water System Rev. Bonds, Series 2011, 5.00% 2028	9,175	10,054
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-3, 1.40% 2040 (put 2020)	750	742
Cypress-Fairbanks Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2009-A, 5.00% 2025	2,760	2,862
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2028	8,565	9,616
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2029	5,000	5,604
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2031	6,540	7,308
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2035	2,250	2,427
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2013-D, 5.25% 2024	5,000	5,603
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2042	8,700	10,110
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2046	8,550	9,913
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025 (preref. 2018)	2,535	2,611
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2029	7,000	8,185
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2033	15,180	17,519
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2036	5,000	5,729
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	1,500	1,555
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	8,340	8,615
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,527
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,555
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,843
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,518
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	11,500	12,979
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2048	15,330	15,695
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	1,040	1,069
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,560	1,606
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2043 (preref. 2023)	3,000	3,705
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2027	1,575	1,826

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2028	$1,000	$1,154
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Hospital), Series 2015, 5.00% 2032	1,000	1,140
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2016-A, 5.00% 2040	7,575	8,455
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2016-A, 5.00% 2046	11,125	12,325
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), (1-month USD-LIBOR x 0.70 + 0.80%) 1.895% 2045 (put 2020)1	22,000	22,008
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.50% 2018	3,500	3,612
County of Harris, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.25% 2035 (preref. 2019)	2,000	2,129
County of Harris, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2010, 5.00% 2031	1,000	1,086
County of Harris, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (Teco Project), Series 2017, 4.00% 2035	12,195	12,831
County of Harris, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (Teco Project), Series 2017, 5.00% 2027	700	837
County of Harris, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (Teco Project), Series 2017, 5.00% 2028	600	713
County of Harris, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (Teco Project), Series 2017, 5.00% 2030	1,375	1,616
County of Harris, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (Teco Project), Series 2017, 5.00% 2031	1,000	1,170
County of Harris, Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (Teco Project), Series 2017, 5.00% 2033	900	1,046
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 2045	7,600	8,461
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	1,500	1,572
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-A, 5.00% 2025	2,800	3,240
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-A, 5.00% 2027	2,500	2,855
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.45% 20311	9,950	9,950
County of Harris, Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023 (preref. 2019)	2,500	2,640
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	7,000	7,749
County of Harris, North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 2041	17,040	17,830
County of Harris, North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,100	2,446
County of Harris, North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2032	4,000	4,649
County of Harris, North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	2,700	3,127
County of Harris, North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,443
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2008-C, 5.75% 2024 (preref. 2018)	1,040	1,070
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2028	1,500	1,706
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2053	1,350	1,488

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	$1,000	$1,154
County of Harris, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026 (preref. 2019)	4,000	4,212
County of Harris, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033 (preref. 2019)	1,000	1,053
County of Harris, Toll Road Rev. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.70%) 1.86% 2021 (put 2018)1	15,000	15,006
County of Harris, Toll Road Rev. Ref. Bonds, Series 2008-B, 5.00% 2033 (preref. 2018)	7,000	7,136
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	3,320
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2041	2,000	2,272
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2047	7,300	8,257
County of Harrison, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028	1,000	1,046
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	195	195
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-B, 4.25% 2034	760	780
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 20473	11,590	11,329
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,015
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2034	8,000	8,128
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2039	2,000	2,032
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,000	1,048
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,201
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	5,875
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	12,500	14,470
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	5,700	6,584
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	4,000	4,662
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	3,060	3,530
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,149
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,145
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,555	1,778
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,141
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	2,440	2,831
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2029	5,000	5,894
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	2,500	2,934
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2032	1,000	1,167
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019	845	820
City of Houston, Water and Sewer System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2019 (escrowed to maturity)	2,155	2,090
Houston Community College System, Student Fee Rev. Ref. Bonds, Series 2006, XLCA insured, 5.00% 2022	1,880	1,886
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2034	2,000	2,340
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center-Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 2.26% 2044 (put 2023)1	500	500
Katy Independent School Dist., School Building Bonds, Series 2017, 5.00% 2042	2,000	2,315
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2023	1,000	1,120
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2030	1,000	1,104
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2035	3,080	3,343
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039 (preref. 2019)	4,500	4,821

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Lone Star College System, Limited Tax G.O. Bonds, Series 2009, 5.00% 2034 (preref. 2019)	$1,000	$1,054
Lone Star College System, Limited Tax G.O. Bonds, Series 2017-A, 5.00% 2032	1,000	1,182
Lone Star College System, Limited Tax G.O. Bonds, Series 2017-A, 5.00% 2042	4,940	5,683
Longview Independent School Dist., Unlimited Tax School Building Bonds, 5.00% 2025 (preref. 2018)	1,735	1,769
Longview Independent School Dist., Unlimited Tax School Building Bonds, 5.00% 2025 (preref. 2018)	265	270
Longview Independent School Dist., Unlimited Tax School Building Bonds, 5.00% 2026 (preref. 2018)	1,305	1,330
Longview Independent School Dist., Unlimited Tax School Building Bonds, 5.00% 2026 (preref. 2018)	195	199
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	10,525	11,318
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2029	2,150	2,461
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	3,000	3,403
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,687
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	6,550	6,949
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2011-A, 5.00% 2041	1,500	1,622
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	5,000	5,593
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	3,958
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	7,000	7,766
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2024	880	1,019
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2040	1,500	1,670
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2045	5,000	5,539
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 2034	1,300	1,349
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 2035	850	882
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2027	1,000	1,171
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2029	1,525	1,767
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2046	4,000	4,468
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	3,450	3,848
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Allied Waste North America, Inc. Project), Series 2008-A, 1.45% 2020 (put 2018)	4,000	4,001
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,303
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,115
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR + 0.87%) 1.934% 20271	20,000	19,303
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 1.71% 20271	12,000	11,671
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	6,155	6,803
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	1,000	1,122
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	10,000	11,100
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	8,250	9,051
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,643

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2036	$10,000	$10,361
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2037	10,000	10,337
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 2047	3,000	3,407
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2036	350	366
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046	200	207
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-B-2, 3.00% 2021	325	324
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 4.00% 2019	555	561
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2043	1,000	1,071
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2049	1,550	1,654
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 4.00% 2036	1,475	1,478
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2025	760	864
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	735	830
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	500	548
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,300	4,634
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036	355	371
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2030	1,150	1,283
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2037	1,500	1,648
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2042	875	959
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	1,500	1,602
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2047	1,000	1,084
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032 (preref. 2022)	3,000	3,404
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,642
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038 (preref. 2018)	5,000	5,106
North Texas Tollway Auth., Special Projects System Rev. Bonds, Series 2011-D, 5.00% 2031 (preref. 2021)	6,500	7,206
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2032	5,360	3,371
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	2,995	3,116
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	13,005	13,539
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	940	979
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028 (preref. 2019)	4,060	4,230
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	935	973
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039 (preref. 2019)	4,065	4,241
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034 (preref. 2021)	1,500	1,684
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038 (preref. 2021)	5,000	5,613

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.80%) 1.96% 2050 (put 2019)1	$3,600	$3,605
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,584
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-B, 5.25% 2052	8,435	9,189
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,606
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,117
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-C, (SIFMA Municipal Swap Index + 0.67%) 1.83% 2038 (put 2020)1	7,500	7,515
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,420
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,019
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,454
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,660
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	7,200	7,933
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,138
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,000	1,133
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2039	6,000	6,768
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2033	1,440	1,659
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2034	3,000	3,619
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2034	2,000	2,297
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	4,500	5,440
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	2,245	2,573
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	2,500	2,859
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2037	3,000	3,423
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	10,000	11,500
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2043	9,000	10,309
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 2033	1,000	1,141
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 2039	2,000	2,251
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 2048	5,700	6,373
Northside Independent School Dist., Unlimited Tax School Building Bonds, 1.45% 2047 (put 2020)	4,000	3,965
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2026	2,075	2,322
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2031	500	522
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2033	665	689
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 4.00% 2041	2,000	2,037
Regional Mobility Auth., Series 2016-A, 5.00% 2046	5,750	6,333
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	2,000	2,036
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,220	1,388
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,284
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,920	2,307
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2027	3,900	4,006
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2028	5,000	5,093
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2009-A, 5.00% 2030 (preref. 2019)	13,080	13,542
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	4,000	4,040
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,500	2,995
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,700	3,244
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2029	10,000	11,895
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2047	5,000	5,794
Sheldon Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2018, 5.00% 2031	3,525	4,216
Socorro Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2040	2,000	2,299
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	9,487

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
County of Tarrant, Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2015-A, 4.25% 2052	$1,000	$1,023
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2031	1,000	1,150
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2032	2,250	2,581
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2037	3,250	3,673
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Health Care System Project), Series 2011-A, 5.00% 2030	3,000	3,249
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2008-A, 5.00% 2019 (preref. 2018)	2,405	2,450
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2008-A, 5.00% 2019 (preref. 2018)	2,305	2,350
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2008-A, 5.25% 2028 (preref. 2018)	1,185	1,209
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2008-A, 5.25% 2028 (preref. 2018)	815	832
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2013-A, 5.00% 2033	1,000	1,120
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031 (preref. 2018)	3,000	3,067
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 4.00% 2031	6,315	6,244
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2023	1,530	1,715
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2030	4,480	4,864
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2035	1,500	1,598
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.25% 2035	800	806
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	2,125	2,165
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-B-2, 3.875% 2020	2,250	2,250
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	1,000	1,113
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	2,185	2,269
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2021 (preref. 2019)	1,400	1,454
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2022 (preref. 2019)	1,000	1,039
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2023 (preref. 2019)	1,000	1,039
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021 (preref. 2019)	1,955	2,043
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 2033	1,000	1,180
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020 (preref. 2019)	3,355	3,506
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021 (preref. 2019)	2,360	2,466
Board of Regents of the Texas A&M University System, Series 2015-B, 5.00% 2035 (preref. 2023)	1,050	1,217
Board of Regents of the Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2015-A, 5.00% 2027	1,500	1,756

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2029	$5,250	$6,248
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	1,000	1,161
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	1,180	1,367
Board of Regents of the Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds, Series 2009-12, 5.00% 2024 (preref. 2019)	2,000	2,074
Board of Regents of the Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds, Series 2015-A, 5.00% 2033	2,000	2,282
Tollway Auth., System Rev. Ref. Bonds, Series 2008-I, Capital Appreciation Bonds, Assured Guaranty insured, 6.20% 2042	5,000	6,072
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-A, 5.00% 2042 (put 2020)	3,500	3,720
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	2,000	2,273
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2037	4,000	4,512
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	1,000	1,129
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2033	5,000	5,586
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	8,250	9,155
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021 (preref. 2018)	1,125	1,132
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	6,375	6,414
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	625	629
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,000	17,130
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, (SIFMA Municipal Swap Index + 0.38%) 1.54% 2041 (put 2018)1	1,500	1,501
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016, 5.00% 2043	10,020	11,540
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	155	175
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030 (preref. 2020)	800	911
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040 (preref. 2020)	2,750	3,142
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2029	27,495	19,020
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	36,795	26,664
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.25% 2027	3,455	3,370
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.375% 2037	3,785	3,679
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2030	1,000	1,194
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2031	1,000	1,190
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2032	1,000	1,186
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2047	9,260	10,678
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	6,000	7,110
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2026	6,050	7,169
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2028	7,500	8,786
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2035 (preref. 2019)	1,000	1,043
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2038	1,620	1,863
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2040	1,160	1,332

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 2027	$1,000	$1,217
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	2,000	2,342
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043	3,500	3,826
Water Dev. Board, State Water Implementation Rev. Bonds, Series 2017-A, 5.00% 2042	34,675	40,316
Water Dev. Board, State Water Implementation Rev. Fund for Texas Rev. Bonds, Series 2015-A, 5.00% 2045	7,295	8,313
Water Dev. Board, State Water Implementation Rev. Fund for Texas Rev. Bonds, Series 2016, 5.00% 2046	10,000	11,488
Water Dev. Board, State Water Implementation Rev. Fund for Texas Rev. Bonds, Series 2017-A, 4.00% 2036	10,000	10,680
Water Dev. Board, State Water Implementation Rev. Fund for Texas Rev. Bonds, Series 2017-A, 5.00% 2028	2,000	2,421
Water Dev. Board, State Water Implementation Rev. Fund for Texas Rev. Bonds, Series 2017-A, 5.00% 2047	5,000	5,791
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018	2,380	2,379
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018 (escrowed to maturity)	245	245
County of West Travis, Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2033	1,100	1,162
County of West Travis, Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2035	2,000	2,097
County of West Travis, Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2036	1,585	1,657
County of Wood, Central Hospital Dist., Hospital Rev. Bonds (East Texas Medical Center Quitman Project), 6.00% 2041	3,295	3,419
		1,491,452
Utah 0.10%
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), 5.00% 20372	5,185	5,122
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2010-B-1, 4.00% 2024	210	214
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	11,380	12,110
		17,446
Vermont 0.09%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2031	3,300	3,778
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2033	2,200	2,503
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2037	1,275	1,434
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2039	1,750	1,957
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2046	4,300	4,749
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-D, 4.00% 2048	1,300	1,385
		15,806
Virgin Islands 0.02%
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,237
Virginia 2.56%
County of Albemarle, Econ. Dev. Auth., Public Fac. Rev. Ref. Bonds, Series 2011, 5.00% 2022	2,955	3,278
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	4,000	4,428
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2050	2,000	2,207
County of Arlington, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	432
County of Arlington, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,701
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	1,000	1,111
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	5,750	6,299

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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	$585	$658
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	685
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,645	1,887
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 20405	2,000	1,710
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	4,525	4,896
County of Chesterfield, Econ. Dev. Auth., Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	2,500	2,676
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021 (preref. 2018)	2,000	2,040
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029 (preref. 2019)	1,000	1,036
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2023 (preref. 2022)	2,000	2,252
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020 (preref. 2018)	990	1,011
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020 (preref. 2018)	10	10
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028 (preref. 2018)	2,480	2,533
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028 (preref. 2018)	20	20
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	595	631
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,314
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2015-A, 5.00% 2040	1,500	1,700
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2029	19,000	22,973
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2030	13,000	15,630
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2031	11,000	13,182
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014, 5.00% 2025	4,710	5,545
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 2026	900	1,071
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 2028	2,600	3,070
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,003
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,378
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 2028	5,755	5,817
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2025	10,110	11,951
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2026	7,930	9,468
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2026	5,000	6,007
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027 (preref. 2022)	1,000	1,125
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2023 (preref. 2022)	1,545	1,763

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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2024 (preref. 2022)	$1,000	$1,141
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025 (preref. 2021)	1,500	1,658
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,207
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2016-C, 5.00% 2025	2,000	2,371
County of Fairfax, Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024 (preref. 2020)	1,500	1,609
County of Fairfax, Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036 (preref. 2020)	1,250	1,341
County of Fairfax, Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2012, 5.00% 2037 (preref. 2020)	1,000	1,071
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035 (preref. 2019)	3,560	3,745
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035 (preref. 2019)	1,940	2,038
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025 (preref. 2019)	1,500	1,569
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,103
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2040	2,000	2,198
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026 (preref. 2019)	1,000	1,049
County of Fairfax, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	1,310	1,360
County of Fairfax, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	525	545
County of Fairfax, Mosaic Dist. Community Dev. Auth., Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,259
County of Fairfax, Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,284
County of Fairfax, Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	820	862
County of Fairfax, Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,044
County of Fairfax, Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,836
County of Fairfax, Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,124
City of Fredericksburg, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2014, 5.00% 2031	500	557
G.O. Bonds, Series 2008-B, 5.00% 2022 (preref. 2018)	2,000	2,025
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,675	1,964
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,520	4,119
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,600	1,859
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,375	1,590
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	1,500	1,728
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	1,000	1,146
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.15% 2041 (put 2020)	2,000	2,009
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,648
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039 (preref. 2021)	3,200	3,502
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039 (preref. 2021)	800	877
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2016-A, 5.00% 2037	2,000	2,321
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033 (preref. 2018)	1,260	1,268
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033 (preref. 2018)	740	744
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2014-A, 5.00% 2025	4,000	4,687
County of Hanover, Econ Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 4.00% 2022	855	892

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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	$1,000	$1,036
County of Hanover, Industrial Dev. Auth., Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	230	236
City of Harrisonburg, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	3,000	3,447
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), 4.00% 2035	1,000	1,010
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2021	1,000	1,072
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2022	655	711
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2023	860	931
County of Henrico, Econ. Dev. Auth., Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,166
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	515
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,760
County of Henrico, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,092
County of Henrico, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,152
County of Loudoun, Community Dev. Auth., Special Assessment Bonds (Dulles Town Center Project), Series 2012, 4.00% 2018	2,000	2,002
County of Loudoun, Community Dev. Auth., Special Assessment Bonds (Dulles Town Center Project), Series 2012, 4.25% 2026	1,000	1,003
County of Loudoun, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,091
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	260	261
County of Montgomery, Industrial Dev. Auth., Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020 (preref. 2018)	1,755	1,755
County of Montgomery, Industrial Dev. Auth., Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2029 (preref. 2018)	1,155	1,155
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 20264	2,096	964
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 20364	1,900	874
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,000	2,336
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	2,000	2,006
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 20452	41,100	43,654
City of Norfolk, Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2036	1,865	2,072
City of Norfolk, Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	1,500	1,654
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027 (preref. 2018)	2,120	2,178
City of Norfolk, Water Rev. Bonds, Series 2015-A, 5.25% 2044	2,000	2,346
Northern Virginia Transportation Auth., Transportation Special Tax Rev Bonds, Series 2014, 5.00% 2028	1,500	1,749
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	3,345	3,350
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	6,192	6,245
County of Prince William, Gateway Community Dev. Auth., Special Assessment Ref. Bonds, Series 2012, 5.00% 2030	1,500	1,526
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 2029	651	652
County of Prince William, Industrial Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2024	850	952
County of Prince William, Industrial Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2025	900	1,001

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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
County of Prince William, Industrial Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2046	$1,000	$1,072
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2031	1,065	1,164
County of Prince William, Industrial Dev. Auth., Student Housing Rev. Bonds (George Mason University Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,715
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024 (preref. 2019)	2,000	2,105
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027 (preref. 2019)	2,000	2,105
Public Building Auth., Public Facs. Rev. Bonds, Series 2014-A, 5.00% 2027 (preref. 2024)	2,000	2,360
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 2026	1,140	1,351
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021 (preref. 2018)	1,055	1,075
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023 (preref. 2018)	1,000	1,019
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), 5.00% 2026	2,000	2,370
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), 5.00% 2028	2,000	2,353
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,052
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	815
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022 (preref. 2021)	1,000	1,096
Rappahannock Regional Jail Auth., Fac. Capital Improvement and Rev. Ref. Bonds, 5.00% 2030	1,750	2,048
Rappahannock Regional Jail Auth., Fac. Capital Improvement and Rev. Ref. Bonds, 5.00% 2031	2,000	2,339
Rappahannock Regional Jail Auth., Fac. Capital Improvement and Rev. Ref. Bonds, 5.00% 2032	2,250	2,625
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028 (preref. 2018)	1,500	1,536
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027 (preref. 2019)	1,750	1,851
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029 (preref. 2019)	1,500	1,587
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030 (preref. 2019)	1,500	1,587
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008, 5.00% 2028 (preref. 2018)	1,000	1,026
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	60	62
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028 (preref. 2018)	955	980
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028 (preref. 2018)	555	570
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	95	98
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020 (preref. 2018)	700	718
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	260	267
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023 (preref. 2018)	1,765	1,812
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	745	765
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	4,875	5,004
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	380	390
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038 (preref. 2018)	1,000	1,026
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	210	222
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028 (preref. 2019)	820	868
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,215	1,355
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024 (preref. 2021)	235	261
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	730	813
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027 (preref. 2021)	1,270	1,421
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 2027	1,000	1,177
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2020 (preref. 2018)	60	62
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	145	149
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027 (preref. 2019)	1,000	1,059
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029 (preref. 2019)	1,000	1,051
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	1,000	1,033
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035 (preref. 2019)	1,800	1,860
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,140
City of Roanoke, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2020	985	1,059

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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
City of Roanoke, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	$15	$16
City of Roanoke, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2038	985	1,037
City of Roanoke, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	16
County of Roanoke, Econ. Dev. Auth., Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2023 (preref. 2018)	1,460	1,497
County of Roanoke, Econ. Dev. Auth., Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2032 (preref. 2018)	1,500	1,538
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,967
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2032	2,500	2,683
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2037	2,105	2,231
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2042	2,960	3,125
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2047	5,000	5,260
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2052	5,000	5,243
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.00% 2022	1,000	1,126
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,000	2,302
City of Spotsylvania, Water and Sewer System Rev. Ref. Bonds, 5.00% 2026	3,000	3,532
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2032	1,500	1,677
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2033	750	836
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2035	1,000	1,110
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040 (preref. 2018)	3,000	3,037
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,109
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,109
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, 4.00% 2033	2,630	2,825
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, 5.00% 2027	2,485	2,949
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series A, Assured Guaranty Municipal insured, 5.15% 2020	630	658
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	1,000	1,109
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030 (preref. 2021)	1,200	1,331
City of Virginia Beach, Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	490	491
County of Washington, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,101
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,362	1,364
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, 5.00% 2025	1,115	1,312
City of Winchester, Industrial Dev. Auth., Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2009-E, 5.625% 2044 (preref. 2019)	1,300	1,350
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 2044	3,000	3,279
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 2035	1,000	1,127
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 2044	2,000	2,206
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	8,750	8,792

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Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	$2,200	$2,193
County of York, Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 1.875% 2033 (put 2019)	3,000	3,013
		459,826
Washington 2.92%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 5.25% 2021	4,500	4,796
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2031	1,000	1,181
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2033	1,305	1,532
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2036	3,000	3,496
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-1, 5.00% 2045	5,000	5,731
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2030	1,250	1,457
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2017-A, 5.00% 2028	10,000	12,095
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 2026	1,500	1,772
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 2027	3,750	4,476
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,000	5,642
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2021	2,500	2,770
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,180
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,620
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	6,830
Various Purpose G.O. Bonds, Series 2017-A, 5.00% 2036	5,000	5,769
Various Purpose G.O. Bonds, Series 2017-A, 5.00% 2037	5,000	5,753
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2035	7,120	8,291
Various Purpose G.O. Bonds, Series 2018-A, 5.00% 2040	22,905	26,584
Various Purpose G.O. Bonds, Series 2018-A, 5.00% 2041	9,595	11,128
Various Purpose G.O. Bonds, Series 2018-A, 5.00% 2042	19,635	22,754
Various Purpose G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2033	4,000	4,652
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2035	26,605	31,190
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	2,500	2,503
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2042	1,200	1,388
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2047	1,500	1,714
County of Grant, Public Utility Dist. No. 2, Priest Rapids Hydroelectric Project Rev. Ref. Bonds, Series 2015-A, 5.00% 2041	5,000	5,647
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.16% 2035 (put 2021)1	49,750	49,527
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2026	1,500	1,741
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2027	1,000	1,153
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), 5.00% 2033	1,500	1,679
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.10%) 2.146% 2042 (put 2022)1	5,750	5,797
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2032 (preref. 2021)	750	839
Health Care Facs. Auth., Rev. Bonds (Overlake Hospital Medical Center), Series 2017-A, 5.00% 2042	1,000	1,122
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 2042	1,325	1,515
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 2047	5,315	6,052
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2032	3,000	3,393
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2033	2,000	2,254
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2031	4,625	5,104
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2036	870	947
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2041	645	699

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Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2028	$1,500	$1,690
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2029	1,750	1,963
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2030	1,500	1,676
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2039	4,825	5,285
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.375% 2031 (preref. 2018)	3,000	3,079
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center), Series 2008-C, 5.50% 2035 (preref. 2018)	5,000	5,136
Health Care Facs. Auth., Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2031	2,335	2,668
Health Care Facs. Auth., Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2033	2,480	2,812
Health Care Facs. Auth., Rev. Ref. Bonds (Multicare Health System), Series 2015-A, 5.00% 2034	2,565	2,898
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2027	500	565
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,108
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2014-C, 5.00% 2044	4,500	4,954
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2028	2,000	2,380
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2029	3,500	4,141
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2030	4,000	4,709
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2031	2,500	2,930
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2032	3,000	3,508
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2033	3,000	3,493
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2020	100	109
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Whitworth University Project), Series 2016-A, 5.00% 2032	2,810	3,149
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Whitworth University Project), Series 2016-A, 5.00% 2034	1,510	1,682
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 2043	9,765	10,740
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020 (preref. 2019)	2,850	2,966
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029 (preref. 2019)	3,515	3,656
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029 (preref. 2019)	2,485	2,586
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	210	215
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-B, 4.25% 2032	965	997
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2028	1,100	1,225
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 20302	800	850
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.75% 20352	820	873
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 20452	3,765	4,048
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 20502	4,400	4,717
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), 5.00% 2038	1,400	1,534
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), 5.00% 2043	2,900	3,166
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), 5.00% 2048	4,300	4,683
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 20442	15,880	18,477

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Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 20492	$6,000	$7,003
Housing Fin. Commission, Single Family Program Bonds, Series 2014-1-N, 3.00% 2037	200	203
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 3.60% 2032	2,000	2,038
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	985	1,049
Housing Fin. Commission, Single Family Program Bonds, Series 2017-2-N, 3.50% 2047	3,000	3,141
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	125	126
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-1-N, 3.45% 2030	1,165	1,169
County of King, Bellevue School Dist. No. 405, Unlimited Tax G.O. Bonds, Series 2008, 4.75% 2026 (preref. 2018)	13,080	13,230
County of King, Sewer Rev. and Rev. Ref. Bonds, Series 2011-B, 5.00% 2034	1,435	1,558
County of King, Sewer Rev. and Rev. Ref. Bonds, Series 2011-B, 5.00% 2034 (preref. 2021)	5,565	6,082
County of King, Sewer Rev. and Rev. Ref. Bonds, Series 2011-B, 5.00% 2034 (preref. 2021)	3,000	3,278
County of King, Sewer Rev. Ref. Bonds, 5.00% 2040	5,050	5,744
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 2033	2,500	2,952
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,625	3,090
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 2031	2,000	2,294
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 2036	5,000	5,769
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 2040	5,000	5,733
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028 (preref. 2018)	5,000	5,077
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2013-B, 5.00% 2025	3,000	3,388
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2015-B-1, (SIFMA Municipal Swap Index + 0.68%) 1.84% 2045 (put 2018)1	3,200	3,204
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2027 (preref. 2018)	3,000	3,000
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2029 (preref. 2018)	5,000	5,000
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,418
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	7,920	8,101
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	3,846
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028 (preref. 2019)	10,425	10,913
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	2,600	2,773
City of Tacoma, Electric System Rev. Bonds, Series 2017, 5.00% 2030	1,025	1,212
City of Tacoma, Electric System Rev. Bonds, Series 2017, 5.00% 2038	1,500	1,725
City of Tacoma, Electric System Rev. Bonds, Series 2017, 5.00% 2039	1,000	1,149
City of Tacoma, Electric System Rev. Bonds, Series 2017, 5.00% 2042	3,520	4,037
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	4,170	4,179
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,500	2,505
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2029	5,000	5,069
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.25% 2031	1,940	2,076
		525,572
West Virginia 0.01%
County of Mason, Pollution Control Rev. Bonds (Appalachian Power Company Project), Series 2014-L, 1.625% 2022 (put 2018)	1,250	1,248
West Virginia University, Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 1.69% 2041 (put 2019)1	675	675
		1,923
Wisconsin 1.76%
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027 (preref. 2018)	7,245	7,334
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028 (preref. 2018)	2,620	2,652
G.O. Bonds, Series 2012-A, 5.00% 2023 (preref. 2021)	8,440	9,333
G.O. Rev. Ref. Bonds, Series 2015-4, 5.00% 2026	6,670	7,853
G.O. Rev. Ref. Bonds, Series 2017-1, 5.00% 2027	5,425	6,548
G.O. Rev. Ref. Bonds, Series 2017-2, 5.00% 2027	5,000	6,035
G.O. Rev. Ref. Bonds, Series 2017-3, 5.00% 2027	5,355	6,464

The Tax-Exempt Bond Fund of America — Page 101 of 108

unaudited

Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 5.75% 2033 (preref. 2019)	$4,525	$4,767
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 5.75% 2033 (preref. 2019)	475	501
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	52,960	55,960
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034	2,000	2,141
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	5,125	5,587
Health and Educational Facs. Auth., Rev. Bonds (Agnesian Healthcare, Inc.), Series 2017, 4.00% 2047	2,500	2,517
Health and Educational Facs. Auth., Rev. Bonds (Agnesian Healthcare, Inc.), Series 2017, 5.00% 2042	3,380	3,781
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-E, 5.00% 2033	11,000	11,522
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 4.00% 2043 (preref. 2018)	5	5
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 4.00% 2043 (put 2018)	2,495	2,500
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-4, 5.00% 2043 (put 2021)	7,000	7,668
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2039	9,500	9,846
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2039	9,000	10,192
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 4.00% 2035	10,000	10,467
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2035	8,710	9,931
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2036	3,000	3,409
Health and Educational Facs. Auth., Rev. Bonds (Beloit College), Series 2010-A, 6.125% 2035 (preref. 2020)	1,230	1,355
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 2041	1,590	1,729
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2042	6,060	6,639
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	5,150	5,627
Health and Educational Facs. Auth., Rev. Bonds (St. John’s Communities, Inc.), Series 2015-B, 5.00% 2037	1,000	1,065
Health and Educational Facs. Auth., Rev. Bonds (The Medical College of Wisconsin, Inc.), Series 2016, 5.00% 2041	2,000	2,256
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	11,000	11,947
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2028	1,000	1,080
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 2031	1,750	1,913
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2022 (preref. 2018)	3,645	3,722
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2023 (preref. 2018)	3,990	4,074
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-A, 5.25% 2024 (preref. 2018)	3,360	3,431
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	9,000	9,717
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2026 (preref. 2022)	30	34
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	460	516
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2033	500	556
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2031	450	470
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2039	920	1,003
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 20473	12,335	12,074
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-C, 4.00% 2048	3,600	3,845
County of Milwaukee, Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,106
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2029	3,150	3,604

The Tax-Exempt Bond Fund of America — Page 102 of 108

unaudited

Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2030	$1,050	$1,193
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2031	3,115	3,522
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2032	3,070	3,457
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2040	17,630	19,432
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-B, 5.00% 2028	2,595	3,068
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	1,000	1,083
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-B-3, 3.00% 20222	2,200	2,206
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), 5.25% 2047	1,000	1,068
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project), Series 1991-E, FGIC-National insured, 6.90% 2021	7,000	8,132
University of Wisconsin, Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038	3,000	3,323
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	4,078
		316,338
Wyoming 0.04%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	285	293
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	2,345	2,485
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 2046	5,000	5,358
		8,136
Total bonds, notes & other debt instruments (cost: $15,550,753,000)		15,888,214
Short-term securities 12.13%
State of Alabama, County of Tuscaloosa, Industrial Dev. Auth., Tax Exempt Gulf Opportunity Zone Bonds (Hunt Refining Project), Series 2011-A, 1.07% 20281,2	31,000	31,000
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, 0.97% 20461	39,980	39,980
State of Arizona, Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2008-F, 1.09% 20291	14,500	14,500
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.91% 20521	4,000	4,000
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 0.90% 20521	25,300	25,300
State of California, Various Purpose G.O. Commercial Paper, Series 2018-A-8, 1.32% 3/2/2018	4,000	4,000
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.92% 20261	57,000	57,000
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 0.91% 4/4/2018	6,000	6,000
State of California, Regents of the University of California, Commercial Paper, Series 2018-A, 1.32% 3/6/2018	3,000	3,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 1.10% 2/6/2018	8,290	8,290
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 1.10% 2/7/2018	12,000	12,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-S-1, 1.26% 3/8/2018	2,795	2,795
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-S-1, 1.26% 3/13/2018	9,900	9,900
State of Florida, County of Broward, Educational Facs. Auth., Educational Facs. Rev. Bonds (Nova Southeastern University Project), Series 2008-A, Bank of America LOC, 0.97% 20381	12,370	12,370
State of Illinois, City of Chicago, Board of Education, Tax Anticipation Notes (Educational Purpose), Series 2017-D, (1-month USD-LIBOR x 0.70 + 2.75%) 3.845% 4/2/20181,2	25,000	25,000

The Tax-Exempt Bond Fund of America — Page 103 of 108

unaudited

Short-term securities	Principal amount (000)	Value (000)
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 0.98% 20441	$42,900	$42,900
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 0.98% 20441	1,400	1,400
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 0.94% 20241	13,700	13,700
State of Illinois, Toll Highway Auth., Toll Highway Senior Priority Rev. Bonds, Series 2007-A-2D, 1.15% 20301	28,000	28,000
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 1.11% 20391	39,950	39,950
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-7, 1.02% 20331	9,650	9,650
State of Indiana, Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-D-1, 1.13% 20341	49,400	49,400
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.94% 20401	66,140	66,140
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 0.94% 20511	14,818	14,818
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 0.94% 20221	49,925	49,925
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.94% 20351	112,350	112,350
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.98% 20191	1,910	1,910
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 0.98% 20431	37,000	37,000
State of Maryland, County of Baltimore, G.O. Bond Anticipation Notes, 3.00% 3/16/2018	5,000	5,010
State of Maryland, Econ. Dev. Corp., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Project), Series 2008-A, 1.04% 20431	1,700	1,700
State of Maryland, County of Montgomery, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 1.29% 3/13/2018	45,900	45,900
State of Maryland, County of Montgomery, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 1.25% 3/14/2018	3,250	3,250
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 0.95% 20371	44,000	44,000
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2017-A, 2.00% 2018	70	70
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2017-C, 2.00% 6/25/2018	20,900	20,960
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Demand Obligations, Series 2000-A-2, 1.06% 20301	13,805	13,805
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 1.08% 20471	2,400	2,400
State of Michigan, Board of Trustees of Michigan State University, General Rev. Bonds, Series 2003-A, 1.06% 20331	15,150	15,150
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.98% 20421	47,750	47,750
State of Minnesota, City of Saint Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 0.96% 20351	3,700	3,700
State of Minnesota, City of Rochester, Health Care Facs. Rev. Commercial Paper (Mayo Clinic), Series 2018, 1.31% 2/12/2018	30,000	30,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.99% 20351	6,810	6,810
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.95% 20301	90,725	90,725
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.99% 20301	6,090	6,090
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.99% 20301	14,800	14,800

The Tax-Exempt Bond Fund of America — Page 104 of 108

unaudited

Short-term securities	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.99% 20301	$13,405	$13,405
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-D, 1.04% 20301	4,700	4,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.96% 20351	4,780	4,780
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.95% 20351	56,625	56,625
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.99% 20351	33,535	33,535
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.96% 20351	17,300	17,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.96% 20351	1,300	1,300
State of Mississippi, County of Jackson, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.96% 20231	9,000	9,000
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.96% 20331	5,385	5,385
State of Missouri, Health and Educational Facs. Auth., Demand Health Facs. Rev. Bonds (Lutheran Senior Services), Series 2000, 1.11% 20311	10,835	10,835
State of Missouri, Health and Educational Facs. Auth., Medical Research Facs. Rev. Bonds (Stowers Institute for Medical Research), Tender Option Bond Trust, Series DBE-7001, 1.61% 20451,2	25,000	25,000
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 1.08% 20261	28,510	28,510
State of Missouri, Industrial Dev. Auth. of St. Joseph, Missouri, Demand Health Facs. Rev. Bonds (Heartland Regional Medical Center), Series 2009-A, 0.97% 20431	22,895	22,895
State of New York, Dormitory Auth. Rev., Higher Education Commercial Paper, Series 2017-2-C, 1.08% 3/5/2018	5,000	5,000
State of New York, Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 1.00% 20311	1,435	1,435
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1 4.00% 8/15/2019	35,000	36,282
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-2, 1.10% 20501	30,595	30,595
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, 1.10% 20501	6,755	6,755
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2005-F-3, 1.15% 20351	23,350	23,350
State of New York, New York City G.O. Bonds, Fiscal 2012, Series 2011-A-3, 0.99% 20351	13,100	13,100
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2013-D-3, 1.00% 20381	15,850	15,850
State of New York, New York City G.O. Bonds, Series 2006-H-1, 1.00% 20361	20,150	20,150
State of New York, New York City G.O. Bonds, Series 2006-L-5, 0.97% 20351	7,000	7,000
State of New York, New York City G.O. Bonds, Series 2008-J-5, 0.97% 20281	23,630	23,630
State of New York, New York City G.O. Bonds, Series 2012-G-3, 1.10% 20421	5,050	5,050
State of New York, New York City G.O. Bonds, Series 2012-G-4, 1.10% 20421	21,110	21,110
State of New York, New York City Housing Dev. Corp., Multi Family Rental Housing Rev. Bonds (90 Washington Street), Series 2005-A, 1.04% 20351	21,100	21,100
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2012, Series A, Subseries A-2, 0.95% 20441	14,055	14,055
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.00% 20501	11,780	11,780
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-5, 0.98% 20411	17,700	17,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 0.97% 20411	36,480	36,480

The Tax-Exempt Bond Fund of America — Page 105 of 108

unaudited

Short-term securities	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2010-F-5, 1.07% 20351	$13,350	$13,350
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 1.00% 20451	1,700	1,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.97% 20451	3,250	3,250
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 1.00% 20451	12,335	12,335
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.00% 20221	2,155	2,155
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2005-B-2, 0.98% 20321	26,000	26,000
State of North Carolina, Capital Facs. Fin. Agcy., Higher Education Commercial Paper, Series 2017-A-2, 1.10% 3/5/2018	4,996	4,996
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2017-A, 5.00% 9/28/2018	16,000	16,381
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2004, Bank of America LOC, 1.06% 20341	6,945	6,945
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.06% 20341	5,150	5,150
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 1.06% 20381	14,465	14,465
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 0.95% 20411	8,000	8,000
State of Texas, County of Harris, Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008-A, JPMorgan Chase LOC, 0.98% 20311	1,200	1,200
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.94% 20241	5,600	5,600
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.94% 20241	13,200	13,200
State of Texas, Dept. of Housing and Community Affairs, Demand Multi Family Housing Rev. Ref. Bonds (NHP Foundation - Asmara Project), Series 2003, 1.10% 20331	10,980	10,980
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 2.00% 6/29/2018	4,500	4,513
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 2.50% 6/29/2018	4,000	4,020
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 3.00% 6/29/2018	28,000	28,193
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 6/29/2018	2,000	2,022
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 0.98% 20381	28,135	28,135
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 0.98% 20511	23,655	23,655
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 0.95% 20241	16,800	16,800
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 0.98% 20401	24,600	24,600
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	177,500	180,237
State of Virginia, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-A, 1.23% 3/13/2018	5,600	5,600
State of Virginia, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-A, 1.24% 2/6/2018	2,500	2,500
State of Virginia, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-A, 1.26% 3/13/2018	6,750	6,750
State of Virginia, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2018-A, 1.27% 3/8/2018	3,315	3,315
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-D, 1.06% 20381	12,000	12,000
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-F, 1.04% 20381	28,590	28,590

The Tax-Exempt Bond Fund of America — Page 106 of 108

unaudited

Short-term securities	Principal amount (000)	Value (000)
State of Virginia, Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 0.96% 20301	$1,545	$1,545
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.94% 20441	36,950	36,950
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.94% 20441	6,120	6,120
Total short-term securities (cost: $2,179,693,000)		2,179,342
Total investment securities 100.54% (cost: $17,730,446,000)		18,067,556
Other assets less liabilities (0.54%)		(96,422)
Net assets 100.00%		$17,971,134

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount6 (000)	Value at 1/31/20187 (000)	Unrealized depreciation at 1/31/2018 (000)
30 Year Ultra U.S. Treasury Bond Futures	Short	650	March 2018	$(65,000)	$(105,260)	$(553)
5 Year U.S. Treasury Note Futures	Long	3,350	April 2018	335,000	384,282	(623)
						$(1,176)

1	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $392,818,000, which represented 2.19% of the net assets of the fund.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Scheduled interest and/or principal payment was not received.
5	Step bond; coupon rate will increase at a later date.
6	Notional amount is calculated based on the number of contracts and notional contract size.
7	Value is calculated based on the notional amount and current market price.

Key to abbreviations
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance

The Tax-Exempt Bond Fund of America — Page 107 of 108

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-019-0318O-S60615	The Tax-Exempt Bond Fund of America — Page 108 of 108

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: March 29, 2018

By /s/Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 29, 2018